             As filed with the Securities and Exchange Commission
                                on May 18, 1998
                      Registration No. 33-42927; 811-6419

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]

                        Post-Effective Amendment No. 46           [X]

                                      And

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]

                               Amendment No. 47                 [X]
                       (Check appropriate box or boxes)
                           ________________________

                            STAGECOACH FUNDS, INC.
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)
                          __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[_]   Immediately upon filing pursuant      [_]   on _________ pursuant
      to Rule 485(b), or                          to Rule 485(b)

[_]   60 days after filing pursuant         [_]   on _________ pursuant
      to Rule 485(a)(1), or                       to Rule 485(a)(1)

[X]   75 days after filing pursuant         [_]   on ___________pursuant
      to Rule 485(a)(2), or                       to Rule 485(a)(2)

If appropriate, check  the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 46 (the "Amendment") to the Registration Statement of Stagecoach Funds, Inc. (the "Company") is being filed to register the Prospectuses and related Statements of Additional Information ("SAIs") for the Class A and Service Class shares of the Company's new 100% Treasury Money Market Fund. The 100% Treasury Money Market Fund will be included in the Prospectuses and SAIs describing the Class A shares of the California Tax-Free Money Market, Government Money Market, Money Market, National Tax-Free Money Market, and Treasury Money Market Funds and the Service Class shares of the Prime Money Market and Treasury Money Market Funds.

     As of August 1, 1998, Stagecoach Funds, Inc. will change its name to Wells Fargo Funds, Inc. With respect to the Funds, the word "Stagecoach" will be added at the beginning of each Fund name. The Prospectuses and SAIs included in this Amendment reflect these name changes.

     The Amendment does not affect the Registration Statement for the Company's other classes, prospectuses or SAIs.

                             STAGECOACH FUNDS, INC.
                             ----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Cover Page
2               Summary of Expenses
3               Financial Highlights
                How to Read the Financial Highlights
4               General Investment Risks
                Key Information
                Organization and Management of the Funds
                (Name of) Fund
5               Organization and Management of the Funds
                Summary of Expenses
6               Additional Services and Other Information
7               Additional Services and Other Information
                Exchanges
                Your Account
8               Additional Services and Other Information
                Exchanges
                Your Account
9               Not Applicable

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page
11              Table of Contents
12              Historical Fund Information
13              Additional Permitted Investment Activities
                Appendix
                Investment Restrictions
                Risk Factors
14              Management
15              Management
16              Fund Expenses
                Independent Auditors
                Management
17              Portfolio Transactions
18              Capital Stoock
                Other
19              Additional Purchase and Redemption Information
                Determination of Net Asset Value
20              Federal Income Taxes
21              Management
22              Performance Calculations
23              Financial Information

Part C          Other Information
------          -----------------

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

August 1, 1998
================================================================================
                                                          WELLS FARGO FUNDS/TM/

Stagecoach/R/
         Money Market Funds
Prospectus

Money Market
Fund

California Tax-Free Money Market
Fund

Government Money
Market Fund

National Tax-Free Money Market
Fund

Treasury Money Market Fund

100% Treasury Money Market Fund

Class A

Investment Advisor
and Administrator:

Wells Fargo Bank

Distributor and
Co-Administrator:

Stephens Inc.

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission, any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Wells Fargo Bank, N.A. ("Wells Fargo Bank"), or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. WE CANNOT ASSURE YOU THAT A FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
================================================================================

================================================================================


About This Prospectus
--------------------------------------------------------------------------------

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a Fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "Plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is the Fund information organized?

After important summary information and the expense fee table, each Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about a Fund can be found.

                    Important information you should look for:
--------------------------------------------------------------------------------

[GRAPHIC]           Investment Objective and Investment Policies

                    What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus? Look for the arrow icon to find out.
--------------------------------------------------------------------------------

[GRAPHIC]           Permitted Investments

                    A summary of the Fund's key permitted investments and practices.
--------------------------------------------------------------------------------

[GRAPHIC]           Important Risk Factors

                    What are key risk factors for this Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for this Fund.
--------------------------------------------------------------------------------

[GRAPHIC]           Additional Fund Facts

                    Provides additional information about the Fund.
--------------------------------------------------------------------------------

Why is italicized print used throughout this Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.

What else do I need to understand these Funds?

Each Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-222-8222. The Statement of Additional Information and other information about the Funds is also available on the SEC's web site (http://www.sec.gov).


================================================================================


Table of Contents

                               Key Information                                 4
                               Summary of Expenses                             5
--------------------------------------------------------------------------------
The Funds                      Money Market Fund                               6
This section contains          California Tax-Free Money Market
important information             Fund                                        10
about the individual Funds.    Government Money Market
                                  Fund                                        14
                               National Tax-Free Money Market
                                  Fund                                        18
                               Treasury Money Market Fund                     22
                               100% Treasury Money Market Fund                26
                               General Investment Risks                       27

--------------------------------------------------------------------------------

Your Account                   Your Account                                   31
                               How to Buy Shares                              33
Turn to this section for       Selling Shares                                 34
information on how to          Exchanges                                      36
open and maintain              Additional Services and
your account, including           Other Information                           37
how to buy, sell and
exchange Fund shares.

--------------------------------------------------------------------------------

Reference                      Organization and Management
                                  of the Funds                                41
Look here for details on the   How to Read the Financial Highlights           44
organization of the Funds      Glossary                                       45
and term definitions.

Key Information

--------------------------------------------------------------------------------

Summary of the Stagecoach Money Market Funds


The Funds described in this Prospectus invest in money market instruments, seek to maintain a $1.00 per share net asset value in order to preserve principal, and distribute dividends once a month. Each Fund has a different investment objective intended to meet different investment needs. You should consider each Fund's objective, investment practices, permitted investments and risks carefully before investing in a Fund. The investment objective of each Fund is fundamental and may not be changed without the approval of a majority of shareholders.

Should you consider investing in these Funds? Yes, if:

o    you are looking for a fund in which to invest short-term cash;

o    you are looking to preserve principal; and

o    you are looking for monthly income.


You should not invest in these Funds if:

o    you are looking for FDIC insurance coverage or guaranteed rates of return;

o    you are unwilling to accept that you may lose money on your investment;

o you are unwilling to accept the risk that we may be unable to maintain a $1.00 per share net asset value and that your investment principal may fluctuate; or

o    you are seeking long-term total return.


Who are "We"?


In this Prospectus, "We" generally means the Wells Fargo Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Fund to perform services. The section on "Organization and Management of the Funds" further explains how the Funds are organized.


Who are "You"?


In this Prospectus, "You" means the potential investor or the shareholder.


What are the "Funds"?


In this Prospectus, the "Funds" refers to the Stagecoach Funds listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Wells Fargo Funds, Inc.


Key Terms


The term "money market instruments" is used in this Prospectus to refer to a broad variety of short-term debt securities, commercial paper, certificates of deposit, repurchase agreements and other investment activities described in the Glossary and the Investment Practice/Risk table on page 45.


Dividends


We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed.


4    Stagecoach Money Market Funds Prospectus

Money Market Funds         Summary of Expenses
--------------------------------------------------------------------------------


================================================================================
SHAREHOLDER TRANSACTION EXPENSES
================================================================================

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See "Organization and Management of the Funds" for more details.

---------------------------------------------------------------------------------------------------------
                                         Money    California                 National              100%
                                         Market    Tax-Free    Government    Tax-Free  Treasury  Treasury
                                         ----------------------------------------------------------------
                                         CLASS A   CLASS A      CLASS A      CLASS A   CLASS A   CLASS A
---------------------------------------------------------------------------------------------------------
   Maximum sales charge on a purchase
   (as a percentage of offering price)   None       None         None          None      None      None
---------------------------------------------------------------------------------------------------------
   Maximum sales charge on reinvested
   dividends                             None       None         None          None      None      None
---------------------------------------------------------------------------------------------------------
   Maximum sales charge imposed on
   redemptions                           None       None         None          None      None      None
---------------------------------------------------------------------------------------------------------
   Exchange fees                         None       None         None          None      None      None

================================================================================
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
================================================================================

Expenses shown "after waivers" reflect amounts paid by each Fund during the prior fiscal period. In some cases, they have been restated to reflect expenses and fee waivers expected to be in effect during the current fiscal year. Expenses shown "before waivers" reflect contract amounts and amounts paid during the prior fiscal period. Expense waivers and reimbursements are voluntary and may be discontinued without prior notice.

----------------------------------------------------------------------------------------------------------
                                         Money    California                 National               100%
                                         Market    Tax-Free    Government    Tax-Free  Treasury   Treasury
                                         -----------------------------------------------------------------
                                         CLASS A   CLASS A      CLASS A      CLASS A   CLASS A    CLASS A
----------------------------------------------------------------------------------------------------------
   Rule 12b-1 fee                        0.02%      0.05%        0.05%         0.05%     0.05%     0.05%
----------------------------------------------------------------------------------------------------------
   Management fee
   (after waivers)                       0.36%      0.50%        0.21%         0.30%     0.12%     0.11%
----------------------------------------------------------------------------------------------------------
   Other expenses
   (after waivers or reimbursements)     0.37%      0.10%        0.49%         0.35%     0.48%     0.59%
==========================================================================================================
   TOTAL FUND OPERATING EXPENSES
   (after waivers or reimbursements)     0.75%      0.65%        0.75%         0.70%     0.65%     0.75%
==========================================================================================================
   Management fee
   (before waivers)                      0.40%      0.50%        0.25%         0.30%     0.25%     0.25%
----------------------------------------------------------------------------------------------------------
   Other expenses
   (before waivers or reimbursements)    0.48%      0.48%        0.70%         1.23%     0.48%     0.64%
----------------------------------------------------------------------------------------------------------
   TOTAL FUND OPERATING EXPENSES
   (before waivers or reimbursements)    0.90%      1.03%        1.00%         1.58%     0.78%     0.89%
----------------------------------------------------------------------------------------------------------

================================================================================

   EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
================================================================================

-----------------------------------------------------------------------------------------------
You would pay the following expenses
on a $1,000 investment assuming a 5%
annual return and that you redeem        Money    California                 National              100%
your shares at the end of each           Market    Tax-Free    Government    Tax-Free  Treasury   Treasury
period.                                  -----------------------------------------------------------------
                                         CLASS A   CLASS A      CLASS A      CLASS A   CLASS A    CLASS A
----------------------------------------------------------------------------------------------------------
   1 YEAR                                 $8         $7           $8            $7        $7         $8
----------------------------------------------------------------------------------------------------------
   3 YEARS                               $24        $21          $24           $22       $21        $24
----------------------------------------------------------------------------------------------------------
   5 YEARS                               $42        $36          $42           $39       $36        $42
----------------------------------------------------------------------------------------------------------
  10 YEARS                               $93        $81          $93           $87       $81        $93
----------------------------------------------------------------------------------------------------------

                                   Stagecoach Money Market Funds Prospectus    5

Money Market Fund


--------------------------------------------------------------------------------

               Advisor:                 Wells Fargo Bank
--------------------------------------------------------------------------------
[GRAPHIC]      Investment Objective

               The Money Market Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.

               Investment Policies

               We actively manage a portfolio of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investments including, for example, repurchase agreements.

--------------------------------------------------------------------------------

[GRAPHIC]      Permitted Investments
               Under normal market conditions, we invest in:

               o commercial paper rated at the date of purchase as P-1 by Moody's or A-1+ or A-1 by S&P;

               o negotiable certificates of deposits and banker's acceptances;

               o repurchase agreements;

               o U.S. Government obligations;

               o short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks;

               o municipal obligations; and

               o shares of other money market funds.

6    Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------
[GRAPHIC]      Important Risk Factors

               You should consider both the General Investment Risks listed on page 26 and the specific risks listed below. They are both important to your investment choice.

               There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

--------------------------------------------------------------------------------
[GRAPHIC]      Additional Fund Facts

               For information on Fund fees and expenses, see "Summary of Expenses" on page 5.



                                   Stagecoach Money Market Funds Prospectus    7

Money Market Fund                      Financial Highlights
-----------------------------------------------------------

===========================================================
FOR A SHARE OUTSTANDING
===========================================================

For the period ended:



===========================================================
Net asset value, beginning of period
-----------------------------------------------------------
Income from investment operations:
  Net investment income
  Net realized and unrealized gain on investments
-----------------------------------------------------------
Total from investment operations
-----------------------------------------------------------
Less distributions:
  Dividends from net investment income
  Distributions from net realized gain
-----------------------------------------------------------
Total from distributions:
-----------------------------------------------------------
Net asset value, end of period
-----------------------------------------------------------
Total return (not annualized)
-----------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)
-----------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average net assets
  Ratio of net investment income to average net assets
-----------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses
-----------------------------------------------------------
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed expenses
-----------------------------------------------------------
===========================================================
   CLASS A SHARE CALENDAR-YEAR RETURNS
===========================================================
-----------------------------------------------------------
These returns reflect fee waivers and reimbursements,
and are not a guarantee of future performance.
-----------------------------------------------------------

1    Unaudited financial statements.

2    The Fund changed its fiscal year-end from September 30 to March 31.

3    The Fund changed its fiscal year-end from December 31 to September 30.

8    Stagecoach Money Market Funds Prospectus

                                                                   See "How to Read the Financial Highlights" on page 43.
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================

========================================================================================================================
     CLASS A SHARES -- COMMENCED
     ON JULY 1, 1992
     -------------------------------------------------------------------------------------------------------------------
     Sept. 30         March 31          Sept. 30          Dec. 31,           Dec. 31,        Dec. 31,        Dec. 31,
       1997(1)         1997(2)           1996(3)            1995              1994            1993             1992
------------------------------------------------------------------------------------------------------------------------
      $1.00             $1.00             $1.00             $1.00             $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------

       0.02              0.02              0.03              0.05              0.04            0.03            0.02
       0.00              0.00              0.00              0.00              0.00            0.00            0.00
------------------------------------------------------------------------------------------------------------------------
       0.02              0.02              0.03              0.05              0.04            0.03            0.02
------------------------------------------------------------------------------------------------------------------------

      (0.02)            (0.02)            (0.03)            (0.05)            (0.04)          (0.03)          (0.02)
       0.00              0.00              0.00              0.00              0.00            0.00            0.00
------------------------------------------------------------------------------------------------------------------------
      (0.02)            (0.02)            (0.03)            (0.05)            (0.04)          (0.03)          (0.02)
------------------------------------------------------------------------------------------------------------------------
      $1.00             $1.00             $1.00             $1.00             $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------
       2.50%             2.36%             3.55%             5.34%             3.74%           2.70%           1.50%
------------------------------------------------------------------------------------------------------------------------

 $5,223,158        $4,640,148        $3,799,908        $2,892,621        $2,343,942        $317,474        $236,269
------------------------------------------------------------------------------------------------------------------------

       0.75%             0.75%             0.75%             0.75%             0.69%           0.58%           0.20%
       4.93%             4.71%             4.66%             5.13%             4.12%           2.67%           2.98%
------------------------------------------------------------------------------------------------------------------------

       0.93%             0.90%             0.88%             0.83%             0.89%           1.00%           0.94%
------------------------------------------------------------------------------------------------------------------------

       4.75%             4.56%             4.53%             5.05%             3.92%           2.25%           2.24%
------------------------------------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

========================================================================================================================
                                           1996              1995              1994            1993
========================================================================================================================
                                           4.78%             5.34%             3.74%           2.70%
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                   Stagecoach Money Market Funds Prospectus    9

California Tax-Free Money Market Fund

--------------------------------------------------------------------------------

               Advisor:                           Wells Fargo Bank

--------------------------------------------------------------------------------

[GRAPHIC]      Investment Objective

               The California Tax-Free Money Market Fund seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.

               Investment Policies

               We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the State of California, its cities, municipalities, political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations with remaining maturities of 397 days or less that are exempt from federal and California personal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------

[GRAPHIC]      Permitted Investments

               Under normal market conditions, we invest:

               o at least 80% of our assets in municipal obligations that provide income exempt from federal income tax and not subject to the federal alternative minimum tax;

               o at least 65% of our assets in municipal obligations that pay interest exempt from California personal income taxes, although it is our intention to invest substantially all of our assets in such obligations; and

               o in obligations rated within the two highest categories by nationally recognized ratings organizations.

               We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.


10   Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------
[GRAPHIC]      Important Risk Factors

               You should consider both the General Investment Risks listed on page 26 and the specific risks listed below. They are both important to your investment choice.

               Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

               There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

--------------------------------------------------------------------------------
[GRAPHIC]      Additional Fund Facts

               Although it is our intention to minimize such exposure, a portion of the income earned by the Fund may be subject to the federal alternative minimum tax. We will send you a letter each year informing you what percentage, if any, may be subject.

               For information on Fund fees and expenses, see "Summary of Expenses" on page 5.


                                   Stagecoach Money Market Funds Prospectus   11

California Tax-Free Money Market Fund
-------------------------------------------------------------

=============================================================
FOR A SHARE OUTSTANDING
=============================================================

For the period ended:
-------------------------------------------------------------
Net asset value, beginning of period
-------------------------------------------------------------
Income from investment operations:
  Net investment income
  Net realized and unrealized gain on investments
-------------------------------------------------------------
Total from investment operations:
-------------------------------------------------------------
Less distributions:
  Dividends from net investment income
  Distributions from net realized gain
-------------------------------------------------------------
Total from distributions:
-------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------
Total return (not annualized)
-------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)
-------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average net assets
  Ratio of net investment income to average net assets
-------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses
-------------------------------------------------------------
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses
-------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]
=============================================================
   CLASS A SHARE CALENDAR-YEAR RETURNS
=============================================================
These returns reflect fee waivers and reimbursements,
and are not a guarantee of future performance.
-------------------------------------------------------------

1    Unaudited financial statements.

2    The Fund changed its fiscal year-end from September 30 to March 31.

3    The Fund changed its fiscal year-end from December 31 to September 30.


12   Stagecoach Money Market Funds Prospectus

   Financial Highlights   See "How to Read the Financial Highlights" on
page 43.
--------------------------------------------------------------------------------

======================================================================================================================

======================================================================================================================

   CLASS A SHARES -- COMMENCED
   ON JULY 1, 1992
   -------------------------------------------------------------------------------------------------------------------
   Sept. 30         March 31          Sept. 30          Dec. 31,           Dec. 31,        Dec. 31,        Dec. 31,
     1997(1)         1997(2)           1996(3)            1995              1994            1993             1992
----------------------------------------------------------------------------------------------------------------------
      $1.00             $1.00             $1.00             $1.00           $1.00           $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------

       0.01              0.01              0.02              0.03            0.02            0.02            0.03
       0.00              0.00              0.00              0.00            0.00            0.00            0.00
----------------------------------------------------------------------------------------------------------------------
       0.01              0.01              0.02              0.03            0.02            0.02            0.03
----------------------------------------------------------------------------------------------------------------------

      (0.01)            (0.01)            (0.02)            (0.03)          (0.02)          (0.02)          (0.03)
       0.00              0.00              0.00              0.00            0.00            0.00            0.00
----------------------------------------------------------------------------------------------------------------------
      (0.01)            (0.01)            (0.02)            (0.03)          (0.02)          (0.02)          (0.03)
----------------------------------------------------------------------------------------------------------------------
      $1.00             $1.00             $1.00             $1.00           $1.00           $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------
       1.50%             1.36%             2.04%             3.23%           2.28%           1.89%           2.81%
----------------------------------------------------------------------------------------------------------------------

 $1,472,066        $1,384,310        $1,161,431        $1,031,004        $869,745        $793,420        $572,906
----------------------------------------------------------------------------------------------------------------------

       0.65%             0.65%             0.65%             0.65%           0.62%           0.55%           0.28%
       2.96%             2.72%             2.69%             3.18%           2.26%           1.88%           2.41%
----------------------------------------------------------------------------------------------------------------------

       1.04%             1.03%             1.02%             1.01%           1.08%           1.06%           1.03%
----------------------------------------------------------------------------------------------------------------------

       2.57%             2.34%             2.32%             2.82%           1.80%           1.37%           1.66%
----------------------------------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

======================================================================================================================
                                           1996              1995            1994            1993            1992
======================================================================================================================
                                           2.76%             3.23%           2.28%           1.89%           2.81%
----------------------------------------------------------------------------------------------------------------------


                                   Stagecoach Money Market Funds Prospectus   13

Government Money Market Fund
--------------------------------------------------------------------------------

               Advisor:                                 Wells Fargo Bank
--------------------------------------------------------------------------------

[GRAPHIC]      Investment Objective

               The Government Money Market Fund seeks to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity.

               Investment Policies

               We actively manage a portfolio exclusively composed of U.S. Government obligations, or repurchase agreements collateralized by such obligations. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.
--------------------------------------------------------------------------------

[GRAPHIC]      Permitted Investments

               Under normal market conditions, we invest:

               o in U.S. Government obligations, and

               o in repurchase agreements collateralized by U.S. Government obligations.


14   Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------
[GRAPHIC]      Important Risk Factors

               You should consider both the General Investment Risks listed on page 26 and the specific risks listed below. They are both important to your investment choice.

               There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund.

--------------------------------------------------------------------------------
[GRAPHIC]      Additional Fund Facts

               Obligations issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of obligations, including U.S. government obligations, in the Fund's portfolio to fluctuate.

               For information on Fund fees and expenses, see "Summary of Expenses" on page 5.


                                   Stagecoach Money Market Funds Prospectus   15

Government Money Market Fund
See "Historical Fund Information" on page 37.
--------------------------------------------------------------------------------

==========================================================================================================
FOR A SHARE OUTSTANDING
==========================================================================================================
For the period ended:                                         CLASS A SHARES -- COMMENCED
                                                              ON APRIL 26, 1988
                                                              --------------------------------------------
                                                              Sept. 30,        Mar. 31,     Sept. 30,
                                                               1997(1)         1997(2)       1996(3)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02           0.02           0.05
  Net realized and unrealized gain (loss) on investments         0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.02           0.02           0.05
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.02)         (0.02)         (0.05)
  Distributions from net realized gain                           0.00           0.00           0.00
                                                                (0.02)         (0.02)         (0.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------
Total return (not annualized)                                    2.41%          2.32%          4.75%
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                            $75,199        $60,224        $65,036
----------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                        0.75%          0.75%          0.77%
  Ratio of net investment income to average net assets           4.73%          4.62%          4.74%
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                            1.10%          1.00%          0.80%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                   4.38%          4.37%          4.71%
----------------------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]
==========================================================================================================

   CLASS A SHARE CALENDAR-YEAR RETURNS                                                         1996
==========================================================================================================
                                                                                               4.73%
----------------------------------------------------------------------------------------------------------

These returns reflect fee waivers and reimbursements, and are not a guarantee of future performance.

1 Unaudited financial statements.

2 The Fund changed its fiscal year-end from September 30 to March 31.

3 The Fund changed its Investment Advisor during this fiscal year.




16   Stagecoach Money Market Funds Prospectus

  Financial Highlights
                                                                        "How to Read the Financial Highlights" on page 43.
---------------------------------------------------------------------------------------------------------------------------


===========================================================================================================================

===========================================================================================================================


---------------------------------------------------------------------------------------------------------------------------
  Sept. 30,        Sept. 30,       Sept. 30,      Sept. 30,       Sept. 30,        Sept. 30       Sept. 30,       Sept. 30,
    1995             1994            1993          1992             1991             1990           1989             1988
---------------------------------------------------------------------------------------------------------------------------
    $1.00           $1.00           $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------

     0.05            0.03            0.03            0.04            0.06            0.08            0.08            0.03
     0.00            0.00            0.00            0.00            0.00            0.00            0.00            0.00
---------------------------------------------------------------------------------------------------------------------------
     0.05            0.03            0.03            0.04            0.06            0.08            0.08            0.03
---------------------------------------------------------------------------------------------------------------------------

    (0.05)          (0.03)          (0.03)          (0.04)          (0.06)          (0.08)          (0.08)          (0.03)
     0.00            0.00            0.00            0.00            0.00            0.00            0.00            0.00
    (0.05)          (0.03)          (0.03)          (0.04)          (0.06)          (0.08)          (0.08)          (0.03)
---------------------------------------------------------------------------------------------------------------------------
    $1.00           $1.00           $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
     5.22%           3.16%           2.77%           3.99%           6.30%           7.85%           8.71%           3.04%
---------------------------------------------------------------------------------------------------------------------------

 $109,368        $194,276        $188,934        $184,705        $171,375        $160,436        $162,726        $125,856
---------------------------------------------------------------------------------------------------------------------------

     0.79%           0.77%           0.83%           0.82%           0.85%           0.73%           0.68%           0.66%
     5.08%           3.07%           2.73%           3.85%           6.13%           7.60%           8.42%           6.94%
---------------------------------------------------------------------------------------------------------------------------

     0.81%           0.79%           0.84%           0.82%           0.88%           0.83%           0.84%           0.92%
---------------------------------------------------------------------------------------------------------------------------

     5.06%           3.05%           2.72%           3.85%           6.10%           7.50%           8.26%           6.68%
---------------------------------------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]
===========================================================================================================================
     1995            1994            1993            1992            1991            1990            1989
===========================================================================================================================
     5.33%           3.65%           2.75%           3.49%           5.68%           7.65%           8.76%
---------------------------------------------------------------------------------------------------------------------------


                                   Stagecoach Money Market Funds Prospectus   17

National Tax-Free Money Market Fund

--------------------------------------------------------------------------------

               Advisor:                              Wells Fargo Bank

--------------------------------------------------------------------------------

[GRAPHIC]      Investment Objective

               The National Tax-Free Money Market Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

               Investment Policies

               We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations with remaining maturities of 397 days or less. Among the municipal obligations we buy are bonds, notes and commercial paper issued by or on behalf of the states, territories and possessions of the United States and their political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations that are exempt from federal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------

[GRAPHIC]      Permitted Investments

               Under normal market conditions, we invest:

               o at least 80% of our net assets in municipal obligations the interest on which is exempt from federal income tax and not subject to the federal alternative minimum tax; and

               o in obligations rated within the two highest categories by nationally recognized ratings organizations.

               We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

18   Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------
[GRAPHIC]      Important Risk Factors

               You should consider both the General Investment Risks listed on page 26 and the specific risks listed below. They are both important to your investment choice.

               Up to 25% or more of our assets invested in municipal obligations may be related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

               There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

--------------------------------------------------------------------------------
[GRAPHIC]      Additional Fund Facts

               Although it is our intention to minimize such exposure, a portion of the income earned by the Fund may be subject to the federal alternative minimum tax. We will send you a letter each year informing you what percentage, if any, may be subject.

               For information on Fund fees and expenses, see "Summary of Expenses" on page 5.

                                   Stagecoach Money Market Funds Prospectus   19

National Tax-Free
Money Market Fund                                          Financial Highlights

See "Historical Fund Information" on page 37.

                     See "How to Read the Financial Highlights" on page 43.
--------------------------------------------------------------------------------

=====================================================================================================================
FOR A SHARE OUTSTANDING
=====================================================================================================================
For the period ended:                                                      CLASS A SHARES -- COMMENCED
                                                                           ON APRIL 2, 1996

                                                                           Sept. 30,     March 31,       Sept. 30,
                                                                            1997(1)       1997(2)           1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.01           0.01           0.01
  Net realized and unrealized gain (loss) on
   investments                                                                0.00           0.00           0.00
---------------------------------------------------------------------------------------------------------------------
Total from investment operations:                                             0.01           0.01           0.01
---------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                       (0.01)         (0.01)         (0.01)
  Distributions from net realized gain                                        0.00           0.00           0.00
---------------------------------------------------------------------------------------------------------------------
Total from distributions:                                                    (0.01)         (0.01)         (0.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------
Total return (not annualized)                                                 1.50%          1.36%          1.51%
---------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                                         $26,637        $35,253         $4,975
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                                     0.70%(3)       0.64%(3)       0.62%(3)
  Ratio of net investment income to
   average net assets                                                         2.98%          2.68%          2.71%
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses(3)                                      1.22%          1.58%          3.56%
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses(3)                             2.46%          1.74%         (0.23)%
---------------------------------------------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]
=====================================================================================================================
   CLASS A SHARE CALENDAR-YEAR RETURNS                                        1996
=====================================================================================================================
                                                                              4.23%
These returns reflect fee waivers and reimbursements,
and are not a guarantee of future performance.
---------------------------------------------------------------------------------------------------------------------

1    Unaudited financial statements.

2    The Fund changed fiscal year-end from September 30 to March 31.

3    This ratio includes income and expenses allocated from the Master
     Portfolio.

20   Stagecoach Money Market Funds Prospectus

This page intentionally left blank
--------------------------------------------------------------------------------

Treasury Money Market Fund
--------------------------------------------------------------------------------

               Advisor:                 Wells Fargo Bank

--------------------------------------------------------------------------------

[GRAPHIC]      Investment Objective

               The Treasury Money Market Fund seeks to provide investors with current income and stability of principal.

               Investment Policies

               We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------

[GRAPHIC]      Permitted Investments

               Under normal market conditions, we invest:

               o in U.S. Treasury obligations; and

               o in repurchase agreements collateralized by U.S. Treasury obligations;

               As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

22   Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------

[GRAPHIC]      Important Risk Factors

               You should consider both the General Investment Risks listed on page 26 and the specific risks listed below. They are both important to your investment choice.

               There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

--------------------------------------------------------------------------------

[GRAPHIC]      Additional Fund Facts

               Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

               Unlike the 100% Treasury Money Market, the Treasury Money Market Fund may invest in repurchase agreements, the income from which is not generally exempt from state or local taxes.

               For information on Fund fees and expenses, see "Summary of Expenses" on page 5.


                                   Stagecoach Money Market Funds Prospectus   23

Treasury Money Market Fund
See "Historical Fund Information" on page 37.
--------------------------------------------------------------------------------

==============================================================================================================================
FOR A SHARE OUTSTANDING
==============================================================================================================================

For the period ended:                           CLASS A SHARES -- COMMENCED
                                                ON SEPTEMBER 30, 1995 (PRIOR YEARS SHOW SERVICE CLASS)
                                                ------------------------------------------------------------------------------
                                                Sept. 30,       March 31,     Sept. 30,        Sept. 30,         Sept. 30,
                                                  1997(1)        1997(2)       1996(3)            1995            1994(4)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $1.00          $1.00          $1.00             $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.02           0.02           0.05              0.05            0.02
  Net realized and unrealized gain
   (loss) on investments                           0.00           0.00           0.00              0.00            0.00
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   0.02           0.02           0.05              0.05            0.02
------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends from net
   investment income                              (0.02)         (0.02)         (0.05)            (0.05)          (0.02)
  Distributions from net
   realized gain                                   0.00           0.00           0.00              0.00            0.00
------------------------------------------------------------------------------------------------------------------------------
Total from distributions:                         (0.02)         (0.02)         (0.05)            (0.05)          (0.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00          $1.00          $1.00             $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------
Total return (not annualized)                      2.50%          2.42%          4.95%             5.42%         3.75%(5)
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)              $51,762        $66,486        $53,706        $1,001,707        $690,630
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
   net assets                                      0.55%          0.55%          0.55%             0.42%           0.43%
  Ratio of net investment income
   to average net assets                           4.95%          4.81%          4.96%             5.32%           3.72%
  Ratio of expenses to average
   net assets prior to waived fees
   and reimbursed expenses                         0.89%          0.75%          0.67%             0.66%           0.90%
  Ratio of net investment income to
   average net assets prior to
   waived fees and reimbursed
   expenses                                        4.61%          4.61%          4.84%             5.08%           3.25%
------------------------------------------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]
==============================================================================================================================
CLASS A SHARE CALENDAR-YEAR RETURNS                                              1996
==============================================================================================================================
                                                                                 4.92%
These returns reflect fee waivers and reimbursements,
and are not a guarantee of future performance.
Performance shown since the inception of Class A
Shares.
------------------------------------------------------------------------------------------------------------------------------

1    Unaudited financial statements.

2    The Fund changed its fiscal year-end from September 30 to March 31.

3    The Fund changed its Investment Advisor during this fiscal year.

24   Stagecoach Money Market Funds Prospectus

Financial Highlights

                     See "How to Read the Financial Highlights" on page 43.
--------------------------------------------------------------------------------

============================================================================================================================

============================================================================================================================



----------------------------------------------------------------------------------------------------------------------------
   March 31,      March 31,        March 31,       March 31,      March 31,      March 31,      March 31,         March 31,
    1994            1993             1992            1991           1990           1989           1988              1987
----------------------------------------------------------------------------------------------------------------------------
    $1.00           $1.00           $1.00           $1.00          $1.00          $1.00           $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------------

     0.03            0.03            0.05            0.07           0.08           0.07            0.06            0.06

     0.00            0.00            0.00            0.00           0.00           0.00            0.00            0.00
----------------------------------------------------------------------------------------------------------------------------
     0.03            0.03            0.05            0.07           0.08           0.07            0.06            0.06
----------------------------------------------------------------------------------------------------------------------------


    (0.03)          (0.03)          (0.05)          (0.07)         (0.08)         (0.07)          (0.06)          (0.06)

     0.00            0.00            0.00            0.00           0.00           0.00            0.00            0.00
----------------------------------------------------------------------------------------------------------------------------
    (0.03)          (0.03)          (0.05)          (0.07)         (0.08)         (0.07)          (0.06)          (0.06)
----------------------------------------------------------------------------------------------------------------------------
    $1.00           $1.00           $1.00           $1.00          $1.00          $1.00           $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------------
     2.81%           3.13%           5.03%           7.42%          8.58%          7.63%           6.20%           5.64%
----------------------------------------------------------------------------------------------------------------------------

 $654,950        $614,237        $281,343        $118,623        $98,398        $90,672        $101,066        $134,375
----------------------------------------------------------------------------------------------------------------------------


     0.43%           0.43%           0.45%           0.48%          0.56%          0.63%           0.69%           0.69%

     2.77%           3.04%           4.73%           7.10%          7.73%          7.36%           6.12%           5.50%


     0.90%           0.91%           0.93%           0.94%          0.97%          0.98%           1.05%           0.94%



     2.30%           2.56%           4.25%           6.64%          7.32%          7.01%           5.76%           5.25%
----------------------------------------------------------------------------------------------------------------------------



============================================================================================================================


============================================================================================================================


4    The Fund changed its fiscal year-end from December 31 to September 30.

5    Annualized.

                                   Stagecoach Money Market Funds Prospectus   25

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

                Advisor:        Wells Fargo Bank

--------------------------------------------------------------------------------

[GRAPHIC]       Investment Objective

                The 100% Treasury Money Market Fund seeks to provide investors with stability of principal and current income which is exempt from state and local income taxes.

                Investment Policies

                We actively manage a portfolio exclusively composed of obligations issued or guaranteed by the U.S. Treasury. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar - weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------

[GRAPHIC]       Permitted Investments

                Under normal market conditions, we invest:

                *  100% of assets in U.S. Treasury obligations.

                As a temporary defensive measure or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

--------------------------------------------------------------------------------

[GRAPHIC]       Important Risk Factors

                You should consider both the General Investment Risks listed on page 27 and the specific risks listed below. They are both important to your investment choice.

                There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

                Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 38, and the Statement of Additional Information.

--------------------------------------------------------------------------------

[GRAPHIC]       Additional Fund Facts

                Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

                Unlike the Treasury Money Market Fund, the 100% Treasury Money Market Fund may not invest in repurchase agreements; the income from which is not generally exempt from state and local taxes.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 5.


26  Stagecoach Money Market Funds Prospectus

General Investment Risks

--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

o We cannot guarantee we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.

o You cannot recover through insurance any loss due to investment practices, nor can the Fund, the selling agents or investment advisors "make good" any losses you might have.

o Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

o An investment in a single Fund, by itself, does not constitute a complete investment plan.

o The Funds invest in debt instruments, such as notes and bonds, that are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the possibility that interest rates may increase and reduce the resale value of securities in a Fund's portfolio. Debt instruments with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Interest rate risk does not affect the interest paid by a debt instrument unless it is specifically designed to pay an adjustable rate.

o The Fund's advisor may also use certain derivative instruments such as options or futures contracts. The term "derivatives" covers a wide number of investments but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

The following types of floating-rate derivative securities are NOT permitted investments in the Funds:

o Capped floaters on which interest is not paid when market rates move above a certain level;


                                    Stagecoach Money Market Funds Prospectus  27

--------------------------------------------------------------------------------

o Leveraged floaters whose interest rates reset based on a formula that magnifies changes in market interest rates;

o Range floaters on which interest is not paid if market interest rates move outside a specified range;

o Dual index floaters whose interest rate reset provisions are tied to more than one index; and

o Inverse floaters which have interest rates that reset in an opposite direction of their index.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk-- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk-- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk-- The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

Information Risk-- The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk-- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Liquidity Risk-- The risk that a security cannot be sold, or cannot be sold without adversely affecting its fair price.


28  Stagecoach Money Market Funds Prospectus

General Investment Risks

--------------------------------------------------------------------------------

Market Risk-- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk-- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

--------------------------------------------------------------------------------

     Investment Practice/Risk

     The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

     Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

     Remember, each Fund is designed to meet different investment needs and has a different investment objective and investment policies. Each Fund engages in the investment practices described below to varying degrees.

     In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional information for additional information about the investment practices and risks particular to each Fund.
--------------------------------------------------------------------------------


                                    Stagecoach Money Market Funds Prospectus  29

--------------------------------------------------------------------------------

                                                                                 MONEY   CALIFORNIA               NATIONAL
                                                                                 MARKET   TAX FREE   GOVERNMENT   TAX FREE  TREASURY

====================================================================================================================================

INVESTMENT PRACTICE:                                   RISK:
====================================================================================================================================

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted      Interest Rate and            X         X           X           X         X
either on a schedule or when an index or benchmark     Credit Risk
changes.
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements
A transaction in which the seller of a security        Credit and                   X         X           X           X         X
agrees to buy back a security at an agreed upon time   Counter-Party Risk
and price, usually with interest.
------------------------------------------------------------------------------------------------------------------------------------

Other Mutual Funds
The temporary investment in shares of another money    Market Risk                  X         X           X           X         X
market fund. A pro rata portion of the other fund's
expenses, in addition to the expenses paid by the
Fund, will be borne by Fund shareholders.
------------------------------------------------------------------------------------------------------------------------------------

Foreign Obligations
Dollar-denominated debt obligations of foreign         Information, Liquidity,      X         X                       X         X
branches of U.S. banks or U.S. branches of foreign     Political, Regulatory,
banks.                                                 and Diplomatic Risk
------------------------------------------------------------------------------------------------------------------------------------

Loans of Portfolio Securities
The practice of loaning securities to brokers,         Credit and                                                     X         X
dealers, and financial institutions to increase        Counter-Party Risk
return on those securities. Loans may be made in
accordance with existing investment policies.
------------------------------------------------------------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow an equivalent of 10% (20% for    Counter-Party Risk           X         X           X           X         X
the Treasury Money market) of assets from banks for
temporary purposes to meet shareholder redemptions.
------------------------------------------------------------------------------------------------------------------------------------

Illiquid Securities
A security that cannot be readily sold, or cannot be   Liquidity Risk               X         X           X           X         X
readily sold without negatively affecting its fair
price. Illiquid securities are limited to 10% of
assets for each Fund.
------------------------------------------------------------------------------------------------------------------------------------


                                                            100%
                                                          TREASURY

====================================================================

INVESTMENT PRACTICE:
====================================================================

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted
either on a schedule or when an index or benchmark
changes.
--------------------------------------------------------------------

Repurchase Agreements
A transaction in which the seller of a security
agrees to buy back a security at an agreed upon time
and price, usually with interest.
--------------------------------------------------------------------

Other Mutual Funds
The temporary investment in shares of another money            X
market fund. A pro rata portion of the other fund's
expenses, in addition to the expenses paid by the
Fund, will be borne by Fund shareholders.
--------------------------------------------------------------------

Foreign Obligations
Dollar-denominated debt obligations of foreign
branches of U.S. banks or U.S. branches of foreign
banks.
--------------------------------------------------------------------

Loans of Portfolio Securities
The practice of loaning securities to brokers,                 X
dealers, and financial institutions to increase
return on those securities. Loans may be made in
accordance with existing investment policies.
--------------------------------------------------------------------

Borrowing Policies
The ability to borrow an equivalent of 10% (20% for            X
the Treasury Money market) of assets from banks for
temporary purposes to meet shareholder redemptions.
--------------------------------------------------------------------

Illiquid Securities
A security that cannot be readily sold, or cannot be           X
readily sold without negatively affecting its fair
price. Illiquid securities are limited to 10% of
assets for each Fund.
--------------------------------------------------------------------


30  Stagecoach Money Market Funds Prospectus

Your Account

--------------------------------------------------------------------------------

This section tells you how to open an account and how to buy, sell or exchange Fund shares once your account is open.

You can buy Fund shares:

o By opening an account directly with the Fund (simply complete and return a Stagecoach Funds application with proper payment);

o    Through a brokerage account with an approved selling agent; or

o Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:

o    $1,000 per Fund minimum initial investment; or

o    $100 per Fund minimum initial investment if you use the AutoSaver option.

o    $100 per Fund for all investments after your first.

o We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, as "settlement accounts" for certain brokerage accounts or for certain classes of shareholders as permitted by the Securities and Exchange Commission. Check the specific disclosure statements and applications for the program through which you intend to invest.


                                    Stagecoach Money Market Funds Prospectus  31

--------------------------------------------------------------------------------

Important Information:

o Read this prospectus carefully. Discuss any questions you have with your Selling Agent. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your selling agent or by calling 1-800-222-8222.

o We process requests to buy shares each business day. Requests we receive in proper form for the Money Market, Government Money Market and Treasury Money Market Funds before 12:00 Noon (Pacific Time) generally are processed at 12:00 Noon on the same day.

o Requests we receive in proper form for the California Tax-Free Money Market, National Tax-Free Money Market and 100% Treasury Money Market Funds before 9:00 AM (Pacific Time) generally are processed at 9:00 AM, on the same day.

o    Requests we receive in proper form for each Fund before 1:00 PM (Pacific
     Time) in connection with certain automated investment programs are processed at 1:00 PM on the same day.

o Requests we receive after the above-specified times are processed the next business day at the applicable Net Asset Value (NAV).

o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

o We determine the NAV of each Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. See the Statement of Additional Information for further information.

o You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to Wells Fargo Investor Services (1-800-222-8222) if you are investing directly with Stagecoach Funds, or speak to your selling agent if you are buying shares through a brokerage account.

o Once an account has been opened, you can add additional Funds under the same registration without requiring a new application.

o On any day the trading markets for both U.S. goverment securities and money market instruments close early, the Funds will close early.

o We reserve the right to cancel any purchase order or delay redemption if your check does not clear.


32  Stagecoach Money Market Funds Prospectus

Your Account

--------------------------------------------------------------------------------

How to Buy Shares

The following section explains how you can buy shares directly from Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

================================================================================
BY MAIL
================================================================================
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
Complete a Stagecoach Funds application. Be sure to indicate the Fund name and the share class into which you intend to invest.
--------------------------------------------------------------------------------

Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Stagecoach Money Market Mutual Fund, Class A".
--------------------------------------------------------------------------------

You may start your account with $100 if you elect the AutoSaver option on the application.
--------------------------------------------------------------------------------

Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.
--------------------------------------------------------------------------------
Enclose the payment stub/card from your statement if available.
--------------------------------------------------------------------------------

Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
--------------------------------------------------------------------------------


================================================================================
BY WIRE
================================================================================

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

If you do not currently have an account, complete a Stagecoach Funds application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.
--------------------------------------------------------------------------------

Mail the completed application.
--------------------------------------------------------------------------------

You may also fax the completed application (with original to follow).
--------------------------------------------------------------------------------

Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
Fax to: 1-415-546-0280
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

Instruct your wiring bank to transmit at least $100 according to the instructions given to the right. Be sure to have the wiring bank include your current account number and the name your account is registered in.
--------------------------------------------------------------------------------

Wire to:
Wells Fargo Bank, N.A.
San Francisco, California

Bank Routing Number
121000248

Wire Purchase Account Number:
4068-000587

Attention:
Stagecoach Funds (Name of Fund and Share Class)

Account Name:
(Registration Name Indicated on Application)
--------------------------------------------------------------------------------


                                    Stagecoach Money Market Funds Prospectus  33

--------------------------------------------------------------------------------


================================================================================
BY PHONE
================================================================================
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you already have an existing Stagecoach Account.
--------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:

o    transfer at least $1,000 from a linked settlement account, or

o exchange at least $1,000 worth of shares from an existing Stagecoach Fund. Please see "Exchanges" for special rules.
--------------------------------------------------------------------------------

Call:
1-800-222-8222
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:

o    transfer at least $100 from a linked settlement account, or

o    exchange at least $100 worth of shares from another Stagecoach Fund.
--------------------------------------------------------------------------------

Call:
1-800-222-8222
--------------------------------------------------------------------------------


Selling Shares:

The following section explains how you can sell shares held directly through an account with Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

================================================================================
BY MAIL
================================================================================
Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").
--------------------------------------------------------------------------------
Make sure all the account owners sign the request.
--------------------------------------------------------------------------------
You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire ($5,000 minimum). Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
--------------------------------------------------------------------------------
Signature Guarantees are required for mailed redemption requests over $5,000. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.
--------------------------------------------------------------------------------
Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
--------------------------------------------------------------------------------


34  Stagecoach Money Market Funds Prospectus

Your Account

--------------------------------------------------------------------------------

================================================================================
BY PHONE
================================================================================

Call Investor Services to request a redemption of at least $100. Be prepared to provide your account number and Tax Identification Number.
--------------------------------------------------------------------------------
Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
--------------------------------------------------------------------------------
You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire ($5,000 minimum). Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
--------------------------------------------------------------------------------
Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.
--------------------------------------------------------------------------------

Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.
--------------------------------------------------------------------------------
Call:
1-800-222-8222
--------------------------------------------------------------------------------


================================================================================
GENERAL NOTES FOR SELLING SHARES
================================================================================

We process requests to sell shares each business day. Requests we receive in proper form for the Money Market, Government Money Market and Treasury Money Market Funds before 12:00 Noon (Pacific Time) generally are processed at 12:00 Noon on the same day.
--------------------------------------------------------------------------------

Requests we receive in proper form for the California Tax-Free Money Market National Tax-Free Money Market, and 100% Treasury Money Market Funds before 9:00 AM (Pacific Time) generally are processed at 9:00 AM on the same day.
--------------------------------------------------------------------------------

Requests we receive in proper form for each Fund before 1:00 PM (Pacific Time) in connection with certain automated investment programs are processed at 1:00 PM on the same day.
--------------------------------------------------------------------------------

Requests we receive after the above-specified times are processed the next business day at the applicable NAV.
--------------------------------------------------------------------------------

If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------

We reserve the right to delay payment of a redemption for up to ten days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
--------------------------------------------------------------------------------

Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------


                                    Stagecoach Money Market Funds Prospectus  35

Exchanges

--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should carefully read the Prospectus for the Fund into which you wish to exchange.

o Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

o If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund and a sales load may be assessed.

o If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

o Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

o Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

o In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

o You may exchange shares of the Funds for class A, B or C shares of a non-money market fund.


36  Stagecoach Money Market Funds Prospectus

Additional Services and Other Information

--------------------------------------------------------------------------------

Automatic Programs:

These programs help you conveniently purchase or redeem shares each month:

o AutoSaver Plan - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Stagecoach Investor Services at 1-800-222-8222 if you wish to change or add linked accounts.

o Systematic Withdrawal Program - Stagecoach will automatically redeem enough shares to equal a specified dollar amount of at least $100 on or about the fifth business day prior to the end of each month and either send you the proceeds by check or transfer it into your linked bank account. In order to set up a Systematic Withdrawal Program, you :

     o    must have a Fund account valued at $10,000 or more;

     o    must have distributions reinvested; and

     o    may not simultaneously participate in an AutoSaver Plan.

It generally takes about ten days to set up either plan once we have received your instructions. It generally takes about five days to change or cancel participation in either plan. We automatically cancel your program if the linked account you specified is closed.

Dividend and Capital Gain Distribution Options

You may choose to do any of the following:

o Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

o Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, we will reinvest your distributions.

o Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.


                                    Stagecoach Money Market Funds Prospectus  37

--------------------------------------------------------------------------------

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. These are taxable to you as ordinary income. However, dividends distributed by the California Tax-Free Money Market and National Tax-Free Money Market Funds which are attributable to the Funds' net interest income from tax-exempt securities will not be subject to federal income tax. A substantial portion of dividends distributed by the California Tax-Free Money Market Fund to noncorporate shareholders will also be exempt from California income tax.

We will pass on to you any net capital gains earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains and are taxable when paid. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you as to the status of your Fund distributions.

Your redemptions, including exchanges, will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding. In certain circumstances, U.S. residents will be subject to back-up withholding.

Historical Fund Information

Effective as of the date of this prospectus, the Company changed its name from Stagecoach Funds, Inc. to Wells Fargo Funds, Inc. The "Stagecoach" brand name was incorporated into the name of each individual actively managed Fund, including the Funds listed in this prospectus.

Government Money Market Fund--The Fund operated as a series of Pacifica
Funds Trust from its commencement of operations until it was reorganized as a series of Stagecoach Funds on September 6, 1996. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc. Performance information for periods prior to September 6, 1996 reflects the performance of the predecessor Pacifica Fund.


38  Stagecoach Money Market Funds Prospectus

Additional Services and Other Information

--------------------------------------------------------------------------------

National Tax-Free Money Market Fund--Prior to December 15, 1997, the Fund invested all of its assets in a Master Portfolio with an identical investment objective.

Treasury Money Market Fund--Prior to August 1, 1990, the Treasury Money
Market Fund was known as the Short-Term Government Fund, which commenced operations on October 1, 1985, and invested in obligations issued or guaranteed by agencies and instrumentalities of the U.S. Government. The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

The 100% Treasury Money Market Fund commenced operations on August 3, 1998.

Minimum Account Value - Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Statements - We mail statements after any dividends or capital gains, and at year-end. We do not send statements for Funds held in brokerage, retirement or other similar accounts. You must check with the administrators of these accounts for statement policies. The Fund will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.


Statement of Additional Information - Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, distribution plans, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for each Fund. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-222-8222.

Glass-Steagall Act - Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by


                                    Stagecoach Money Market Funds Prospectus  39

--------------------------------------------------------------------------------

the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights - All shares of the Funds have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.


40  Stagecoach Money Market Funds Prospectus

Organization and Management of the Funds

--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for each Fund.

About Stagecoach

Each Fund is one of over 30 Funds of Wells Fargo Funds, Inc., an open-end management investment company. Wells Fargo Funds was organized under the name Stagecoach Funds Inc. on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Wells Fargo Funds supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members, amending fundamental investment strategies or policies.

================================================================================
                                  SHAREHOLDERS
================================================================================

================================================================================

                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
================================================================================
      Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------


=======================================================================================================
                                                            TRANSFER AND
    DISTRIBUTOR &               ADMINISTRATOR            DIVIDEND DISBURSING            SHAREHOLDER
  CO-ADMINISTRATOR                                             AGENT                 SERVICING AGENTS
=======================================================================================================

Stephens Inc.                 Wells Fargo Bank         Wells Fargo Bank              Various Agents
111 Center St.                525 Market St.           525 Market St.
Little Rock, AR               San Francisco, CA        San Francisco, CA

Markets the Funds,            Manages the Funds'       Maintains records of          Provide services
distributes shares, and       business activities      shares and supervises         to customers
manages the Funds'                                     the paying of dividends
business activities
-------------------------------------------------------------------------------------------------------


=======================================================================================================
               INVESTMENT ADVISOR                                          CUSTODIAN
=======================================================================================================
Wells Fargo Bank, 525 Market St., San Francisco,       Wells Fargo Bank, 525 Market St., San Francisco,
CA                                                     CA

Manages the Funds' investment activities               Provides safekeeping for the Funds' assets
-------------------------------------------------------------------------------------------------------


================================================================================
                               BOARD OF DIRECTORS
================================================================================
                        Supervises the Funds' activities
--------------------------------------------------------------------------------


                                    Stagecoach Money Market Funds Prospectus  41

--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described. The Statement of Additional Information for each Fund has more detailed information about the Investment Advisor and the other service providers and plans described here.

The Investment Advisor

Wells Fargo Bank is the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the Western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of August 1, 1997, Wells Fargo Bank and its affiliates managed over $57 billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the fiscal period ended March 31, 1997:

--------------------------------------------------------------------------------
   Money Market Fund                                                    .36%
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund                                .24%
--------------------------------------------------------------------------------
   Government Money Market Fund                                         .21%
--------------------------------------------------------------------------------
   National Tax-Free Money Market Fund                                  .30%
--------------------------------------------------------------------------------
   Treasury Money Market Fund                                           .17%
--------------------------------------------------------------------------------


The Administrator

Wells Fargo Bank is the administrator of the Funds. Wells Fargo Bank is paid
 .03% of each Fund's assets for these services.

The Distributor and Co-Administrator

Stephens Inc. is the Funds' distributor and co-administrator. Stephens Inc. receives .04% of each Fund's assets for its role as co-administrator. Stephens Inc. also receives all distribution plan fees.

Distribution Plan

We have adopted distribution plans for each of the Funds. For the Money Market Fund and California Tax-Free Money Market Fund, these plans are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials. For the Government Money Market Fund, National Tax-Free Money Market Fund, Treasury Money Market Fund and 100% Treasury Money Market Fund, the plans are used to pay for distribution-related services including ongoing compensation to Selling Agents. The

42  Stagecoach Money Market Funds Prospectus

Organization and Management of the Funds

--------------------------------------------------------------------------------

Funds may participate in joint distribution activities with other Stagecoach Funds. The cost of these activities is generally allocated among the Funds. Funds with higher asset levels pay a higher proportion of these costs. The fees paid under these plans are as follows:

--------------------------------------------------------------------------------
   Money Market Fund                                                    .05%
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund                                .05%
--------------------------------------------------------------------------------
   Government Money Market Fund                                         .05%
--------------------------------------------------------------------------------
   National Tax-Free Money Market Fund                                  .05%
--------------------------------------------------------------------------------
   Treasury Money Market Fund                                           .05%
--------------------------------------------------------------------------------
   100% Treasury Money Market Fund                                      .05%
--------------------------------------------------------------------------------



Shareholder Servicing Plan

We have Shareholder Servicing Plans for each Fund class. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services we pay as follows:

--------------------------------------------------------------------------------
   Money Market Fund                                                  .30%
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund                              .30%
--------------------------------------------------------------------------------
   Government Money Market Fund                                       .25%
--------------------------------------------------------------------------------
   National Tax-Free Money Market Fund                                .25%
--------------------------------------------------------------------------------
   Treasury Money Market Fund                                         .30%
--------------------------------------------------------------------------------
   100% Treasury Money Market Fund                                    .30%
--------------------------------------------------------------------------------


                                    Stagecoach Money Market Funds Prospectus  43

How to Read the Financial Highlights

--------------------------------------------------------------------------------

After the description of each Fund, there are charts showing important financial information about the Fund. The charts are called "Financial Highlights" and are designed to help you understand the past performance of the Fund. The financial statements from which these Financial Highlights were derived were audited by KPMG Peat Marwick LLP, except as indicated. The financial statements are included in each Fund's most recent Annual or Semi-Annual Report and are available free of charge by calling 1-800-222-8222. Other auditors audited statements for the Government Money Market Mutual and the Treasury Money Market Mutual Funds for periods prior to October 1, 1995.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV)-- The net value of one share of a class of a Fund. See the Glossary for a fuller definition.

Net Investment Income-- Net investment income is calculated by subtracting the aggregate Fund expenses from the Fund's investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions--Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments-- We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The number in this category is the total gains or losses of a class divided by the number of outstanding shares for that class. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions--Distributions From Net Realized Gains."

Net Assets-- The value of the investments in a Fund's portfolio (after accounting for expenses) that are attributable to a particular class of the Fund.

Ratio of Expenses to Average Net Assets-- This ratio reflects the amount paid by a Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.

Ratio of Net Investment Income (Loss) to Average Net Assets-- This ratio is the result of dividing net investment income (or loss) by average net assets.


44  Stagecoach Money Market Funds Prospectus

Glossary

--------------------------------------------------------------------------------

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve System which allows banks to process checks, transfer funds and perform other tasks.

Annual Report

A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Business Day

Any day the Funds are open. The Funds are generally open Monday through Friday and are closed weekends and federal bank holidays.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial Paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.


Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated

Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.


                                    Stagecoach Money Market Funds Prospectus  45

--------------------------------------------------------------------------------

Investment-Grade Debt

A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at its fair price.

Moody's

One of the largest nationally recognized ratings organizations.

Nationally Recognized Ratings Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV per share of the Money Market, Government Money Market and Treasury Money Market Funds is determined each business day at 12:00 noon and 1:00 PM (Pacific Time). The NAV per share of the California Tax-Free National Tax-Free Money Market, and 100% Treasury Money Market Funds is determined each business day at 9:00 AM and 1:00 PM (Pacific Time).

Options

An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options can also be based on the movement of an index such as the S&P 500.

Public Offering Price (POP)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.


46  Stagecoach Money Market Funds Prospectus

Glossary

--------------------------------------------------------------------------------

Selling Agent

A person who has an agreement with the Funds' distributor that allows them to sell Fund shares.

Shareholder Servicing Agent


An entity appointed by a Fund to maintain shareholder accounts and record, assist and provide information to shareholders or perform similar functions.


Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P

One of the largest nationally recognized ratings organizations. Standard and Poor's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information


A document that supplements the disclosures made in the Prospectus.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


Weighted-Average Maturity


The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.


                                    Stagecoach Money Market Funds Prospectus  47

This page intentionally left blank

--------------------------------------------------------------------------------

================================================================================

WELLS FARGO FUNDS(R)

You may wish to review the following
documents:


Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC
and is incorporated by reference into this Prospectus and is legally part of this Prospectus.


Annual/Semi-Annual Report
provides certain financial and other
important information for the most recent reporting period and each Fund's portfolio of investments.

These are available free of
charge by calling

1-800-222-8222, or from

Wells Fargo Funds
PO Box 7066
San Francisco, CA
94120-7066


--------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET FUNDS:
--------------------------------------------------------------------------------

o    are not insured by the FDIC.


o are not obligations or deposits of Wells Fargo Bank, nor guaranteed by Wells Fargo Bank.


o    involve investment risk, including possible loss of principal.


o seek to maintain a stable net asset value of $1.00 per share, however, there can be no assurance that a fund will meet this goal. Yields will vary with market conditions.

--------------------------------------------------------------------------------


[RECYCLE LOGO]
Printed on Recycled Paper

                                                                 SC MM P (8/98)

================================================================================

                               August 1, 1998


                               STAGECOACH FUNDS



STAGECOACH
  MONEY MARKET FUNDS
PROSPECTUS


Prime Money Market           Please read this Prospectus and keep it for
Fund                         future reference. It is designed to provide you
                             with important information and to help you decide
Treasury Money Market        if a Fund's goals match your own.
Fund
                             These securities have not been approved or
100% Treasury Money          disapproved  by the U.S. Securities and Exchange
Market Fund                  Commission, any state securities commission or
                             any other regulatory authority, nor have any of
Service Class                these authorities passed upon the accuracy or
                             adequacy of this Prospectus. Any representation
Investment Advisor           to the contrary is a criminal offense.
and Administrator:
                             Fund shares are NOT deposits or other obligations
Wells Fargo Bank             of, or issued, endorsed or guaranteed by, Wells
                             Fargo Bank, N.A. ("Wells Fargo Bank"), or any of
Distributor and              its affiliates. Fund shares are NOT insured or
Co-Administrator:            guaranteed by the U.S. Government, the Federal
                             Deposit Insurance Corporation ("FDIC"), the Federal
Stephens Inc.                Reserve Board or any other governmental agency. AN
                             INVESTMENT IN A FUND INVOLVES CERTAIN RISKS,
                             INCLUDING POSSIBLE LOSS OF PRINCIPAL. WE CANNOT
                             ASSURE YOU THAT A FUND WILL MAINTAIN A STABLE NET
                             ASSET VALUE OF $1.00 PER SHARE.

About This Prospectus
-------------------------------------------------------------------------------
What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a Fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "Plain English" and grouped some of the most important Fund information together to make it easier to read and understand.


How is the Fund information organized?

After important summary information and the expense fee table, each Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about a Fund can be found.



                Important information you should look for:
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective and Investment Policies
ARROW]
                What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Fund offered in this Prospectus? Look for the arrow icon to find out.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           A summary of the Fund's key permitted investments and
                practices.
--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          What are key risk factors for this Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for this Fund.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION SIGN]
                Provides additional information about the Fund.

--------------------------------------------------------------------------------

Why is italicized print used throughout this Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.


What else do I need to understand these Funds?

The Funds have a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-260-5969. The Statement of Additional Information and other information about the Funds is also available on the SEC's web site (http://www.sec.gov).

TABLE OF CONTENTS

                        Key Information                          4

                        Summary of Expenses                      6
--------------------------------------------------------------------------------

The Funds               Prime Money Market Fund                  8

This section contains   Treasury Money Market Fund              12
important information
about the individual    100% Treasury Money Market Fund         16
Funds.
                        General Investment Risks                17

--------------------------------------------------------------------------------

The Fund                Your Fund Account                       21

Your Account            How to Buy Shares                       22
Turn to this section
for information on      How to Sell Shares                      23
maintain how to open
and your account,       Exchanges                               24
including how to buy,
sell and exchange       Other Information                       25
Fund shares.
--------------------------------------------------------------------------------

Reference               Organization and Management
                            of the Funds                        28
Look here for details
on the organization     How to Read the Financial Highlights    30
of the Funds and term
definitions.            Glossary                                31

KEY INFORMATION
--------------------------------------------------------------------------------

Summary of the Stagecoach Money Market Funds

The Funds described in this Prospectus invest in money market instruments, seek to maintain a $1.00 per share net asset value in order to preserve principal, and distribute dividends once a month. Each Fund has a different investment objective intended to meet different investment needs. You should consider each Fund's objective, investment practices, permitted investments and risks carefully before investing in a Fund. The investment objective of each Fund is fundamental and may not be changed without the approval of a majority of shareholders.

Should you consider investing in these Funds? Yes, if:

*       you are looking for a fund in which to invest short-term cash;

*       you are looking to preserve principal; and
*       you are looking for monthly income.

You should not invest in these Funds if:

* you are looking for FDIC insurance coverage or guaranteed rates of return;
*       you are unwilling to accept that you may lose money on your investment;
* you are unwilling to accept the risk that we may be unable to maintain a $1.00 per share net asset value and that your investment principal may fluctuate; or
*       you are seeking long-term total return.

What are Service shares?

Service shares are typically held for your benefit by affiliate, franchise or correspondent banks of Wells Fargo & Company and other select institutions. The Funds offered here are available in other share classes. A prospectus for additional share classes can be obtained by calling 1-800-260-5969.

Who are "We"?

In this Prospectus, "We" generally means the Wells Fargo Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Fund to perform services. The section on "Organization and Management of the Funds" further explains how the Funds are organized.

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.

What are the "Funds"?

In this Prospectus, the "Funds" refers to the Stagecoach Funds listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Wells Fargo Funds, Inc.

4       Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------

Key Terms

The term "money market instruments" is used in this Prospectus to refer to a broad variety of short-term debt securities, commercial paper, certificates of deposit, repurchase agreements and other investment activities described in the Glossary and the Investment Practice/Risk table on page 19.

Dividends

We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed.

                                   Stagecoach Money Market Funds Prospectus  5


MONEY MARKET FUNDS                                                                     Summary of Expenses
-----------------------------------------------------------------------------------------------------------

===========================================================================================================
Shareholder Transaction Expenses
===========================================================================================================
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See
"Organization and Management of the Funds" for more details.
-----------------------------------------------------------------------------------------------------------
                                                Prime              Treasury          100% Treasury
-----------------------------------------------------------------------------------------------------------
Maximum sales charge on a purchase               None                None                None
-----------------------------------------------------------------------------------------------------------
Maximum sales charge on reinvested
  dividends                                      None                None                None
-----------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on
  redemptions                                    None                None                None
-----------------------------------------------------------------------------------------------------------
Exchange fees                                    None                None                None
-----------------------------------------------------------------------------------------------------------
===========================================================================================================
Annual Fund Operating Expenses (as a percentage of average net assets)
===========================================================================================================
Annual Fund operating expenses reflect amounts paid by each Fund during the prior fiscal period. In some cases, they have been restated to reflect expenses and fee waivers expected to be in effect during the current fiscal year. Fee waivers and expense reimbursements are voluntary and may be discontinued without prior notice.
-----------------------------------------------------------------------------------------------------------
                                                 Prime               Treasury        100% Treasury
-----------------------------------------------------------------------------------------------------------
Management fee
  (after waivers)                                 0.12%               0.12%              0.11%
-----------------------------------------------------------------------------------------------------------
Other expenses
  (after waivers or reimbursements)               0.33%               0.33%              0.34%
-----------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses
  (after waivers or reimbursements)               0.45%               0.45%              0.45%
-----------------------------------------------------------------------------------------------------------
Management fee
  (before waivers)                                0.25%               0.25%              0.25%
-----------------------------------------------------------------------------------------------------------
Other expenses
  (before waivers or reimbursements)              0.35%               0.36%              0.43%
-----------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses
  (before waivers or reimbursements)              0.60%               0.61%              0.68%
-----------------------------------------------------------------------------------------------------------
===========================================================================================================
Example of Expenses - This example is not a representation of past or future expenses, and actual expenses may be higher or lower than those shown.
===========================================================================================================
You would pay the following expenses
on a $1,000 investment assuming a 5%
annual return and that you redeem your
shares at the end of each period.                 Prime              Treasury        100% Treasury
-----------------------------------------------------------------------------------------------------------
1 Year                                             $5                   $5               $5
-----------------------------------------------------------------------------------------------------------
3 Years                                            $14                  $14              $14
-----------------------------------------------------------------------------------------------------------
5 Years                                            $25                  $25              $25
-----------------------------------------------------------------------------------------------------------
10 Years                                           $57                  $57              $57
-----------------------------------------------------------------------------------------------------------

6   Stagecoach Money Market Funds Prospectus

THIS PAGE INTENTIONALLY LEFT BLANK
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

                Advisor:        Wells Fargo Bank

--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The Prime Money Market Fund seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.

                Investment Policies

                We pursue this objective by actively managing a portfolio consisting of a broad range of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.
                We may also make certain other investment including, for example, repurchase agreements.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest in:

                * commercial paper rated at the date of purchase as P-1 by Moody's or A-1+ or A-1 by S&P;

                * negotiable certificates of deposit and banker's acceptances;

                *       repurchase agreements;

                *       U.S. Government obligations;

                * short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks; and

                *       shares of other money market funds.


8   Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF       Important Risk Factors
EXCLAMATION
POINT] You should consider both the General Investment Risks beginning on page 16 and the specific risks listed below. They are both important to your investment choice.

                There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the
                Fund.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           For information on Fund fees and expenses, see "Summary of
                Expenses" on page 6.



                                   Stagecoach Money Market Funds Prospectus  9


PRIME MONEY MARKET FUND                           Financial Highlights
See "Historical Fund Information" on page 24.
-------------------------------------------------------------------------------

========================================================================================================
For a Share Outstanding
========================================================================================================
For the period ended:                   Service Class Shares -                  Investor Shares
                                        commenced on April 30, 1981
                                        ----------------------------------------------------------------
                                        Sept. 30,           Mar. 31,   Sept. 30,    Sept. 30,   Sept. 30,
                                         1997/1/            1997/2/    1996/3/       1995/4/     1994
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00             $ 1.00      $ 1.00       $ 1.00      $ 1.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.03               0.03        0.05         0.05        0.02
  Net realized and unrealized gain
    on investments                         0.00               0.00        0.00         0.00        0.00
--------------------------------------------------------------------------------------------------------
Total from investment operations           0.03               0.03        0.05         0.05        0.02
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.03)             (0.13)      (0.05)       (0.05)      (0.02)
  Distributions from net realized gain     0.00               0.00        0.00         0.00        0.00
--------------------------------------------------------------------------------------------------------
Total from distributions                  (0.03)             (0.03)      (0.05)       (0.05)      (0.02)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period           $ 1.00             $ 1.00      $ 1.00       $ 1.00      $ 1.00
--------------------------------------------------------------------------------------------------------
Total return (not annualized)              2.64%              2.54%       5.19%        5.60%       3.71%/5/
--------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)      $599,177           $626,105    $740,760     $614,101    $565,305
--------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
    net assets                             0.45%              0.45%       0.45%        0.41%       0.41%
  Ratio of net investment income to
    average net assets                     5.18%              5.04%       5.14%        5.47%       3.67%
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                 0.63%              0.60%       0.62%        0.68%       0.89%
--------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                      5.00%              4.89%       4.97%        5.20%       3.19%
--------------------------------------------------------------------------------------------------------
========================================================================================================
Service Share Calendar-Year Returns                                       1996         1995        1994
========================================================================================================
Returns for other share classes may vary                                  5.16%        5.76%       3.88%
due to different fees and expenses. These
returns reflect fee waivers and reimbursements,
do not reflect sales loads, are not a guarantee
of future performance, and have not been audited.
--------------------------------------------------------------------------------------------------------

/1/ Unaudited financial statements.

/2/ The Fund changed its fiscal year-end from September 30 to March 31.

/3/ The Fund changed its Investment Advisor during this fiscal year.

10  Stagecoach Money Market Funds Prospectus


PRIME MONEY MARKET FUND                                    Financial Highlights
See "Historical Fund Information" on page 24.
-------------------------------------------------------------------------------

========================================================================================================
For a Share Outstanding
========================================================================================================
For the period ended:                   Investor Shares
                                        ----------------------------------------------------------------
                                        March 31,  March 31,  March 31,  March 31,  March 31,   March 31,     March 31,
                                          1994       1993       1992       1991       1990        1989          1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00        $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.03       0.03       0.05       0.07       0.08        0.08          0.06
  Net realized and unrealized gain
    on investments                        0.00       0.00       0.00       0.00       0.00        0.00          0.00
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          0.03       0.03       0.05       0.07       0.08        0.08          0.06
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income   (0.03)     (0.03)     (0.05)     (0.07)     (0.08)      (0.08)        (0.06)
  Distributions from net realized gain    0.00       0.00       0.00       0.00       0.00        0.00          0.00
-----------------------------------------------------------------------------------------------------------------------------------
Total from distributions                 (0.03)     (0.03)     (0.05)     (0.07)     (0.08)      (0.08)        (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $ 1.00      $ 1.00    $ 1.00      $ 1.00     $ 1.00      $ 1.00        $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
Total return (not annualized)             3.00%       3.32%     5.22%      7.72%      8.82%       7.88%         6.50%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)      $527,599    $468,479   $528,397  $543,834     $493,641  $496,675      $628,987
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
    net assets                            0.41%       0.41%     0.43%     0.47%        0.54%    0.56%         0.58%
  Ratio of net investment income to
    average net assets                    2.96%       3.27%     5.09%     7.38%        7.95%    7.58%         6.38%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                0.89%        0.89%     0.91%     0.94%       0.90%   0.90%         0.93%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                     2.48%        2.79%     4.61%     6.91%       7.59%   7.24%         6.03%
----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
Institutional Shares Calendar Returns     1993         1992      1991      1990        1989    1988
==================================================================================================================================
Returns for other share classes may vary  3.00%        3.61%     5.85%     8.03%       9.04%   7.31%
due to different fees and expenses. These
returns reflect fee waivers and reimbursements,
do not reflect sales loads, are not a guarantee
of future performance, and have not been audited.
----------------------------------------------------------------------------------------------------------------------------------

/4/ The Fund changed its fiscal year-end from March 31 to September 30.

/5/ Annualized.

                                  Stagecoach Money Market Funds Prospectus  11

TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                Advisor:                           Wells Fargo Bank
--------------------------------------------------------------------------------

[LOGO OF        Investment Objective
ARROW]
                The Treasury Money Market Fund seeks to provide investors with current income and stability of principal.

                Investment Policies

                We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or
                less.
--------------------------------------------------------------------------------

[LOGO OF        Permitted Investments
PERCENTAGE
SIGN]           Under normal market conditions, we invest:

                *       in U.S. Treasury obligations; and

                * in repurchase agreements collateralized by U.S. Treasury obligations.

                As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.


12   Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------

[LOGO OF        Important Risk Factors
EXCLAMATION
POINT]          You should consider both the General Investment Risks
                beginning on page 16 and the specific risks listed below. They are both important to your investment choice.

                There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the
                Fund.
--------------------------------------------------------------------------------

[LOGO OF        Additional Fund Facts
ADDITION
SIGN]           Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

                Unlike the 100% Treasury Money Market, the Treasury Money Market Fund may invest in repurchase agreements; the income from which is not generally exempt from state or local taxes.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.

                                  Stagecoach Money Market Funds Prospectus  13


TREASURY MONEY MARKET FUND                                  Financial Highlights
See "Historical Fund Information" on page 24.
--------------------------------------------------------------------------------

========================================================================================================
For a Share Outstanding
========================================================================================================
For the period ended:                   Service Class Shares - Commenced
                                        on October 11, 1995
                                        --------------------------------------------------------------------------------------
                                        Sept. 30,        Mar. 31,   Sept. 30,    Sept. 30,  Sept. 30,  March 31,
                                         1997/1/         1997/2/    1996/3/       1995       1994/4/    1994
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00          $ 1.00      $ 1.00       $ 1.00     $ 1.00      $ 1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.03            0.02        0.05         0.05       0.02        0.03
  Net realized and unrealized gain
    on investments                         0.00            0.00        0.00         0.00       0.00        0.00
-----------------------------------------------------------------------------------------------------------------
Total from investment operations           0.03            0.02        0.05         0.05       0.02        0.03
-----------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.03)          (0.02)      (0.05)       (0.05)     (0.02)      (0.03)
  Distributions from net realized gain     0.00            0.00        0.00         0.00       0.00        0.00
-----------------------------------------------------------------------------------------------------------------
Total from distributions                  (0.03)          (0.02)      (0.05)       (0.05)     (0.02)      (0.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $ 1.00          $ 1.00      $ 1.00       $ 1.00     $ 1.00      $ 1.00
-----------------------------------------------------------------------------------------------------------------
Total return (not annualized)              2.55%           2.47%       5.03%        5.42%      3.75%       2.81%
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)     $324,408        $483,401    $1,340,325    $1,001,707 $690,630   $654,950
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
    net assets                             0.45%           0.45%       0.45%        0.42%      0.43%       0.43%
  Ratio of net investment income to
    average net assets                     5.03%           4.91%       4.98%        5.32%      3.72%       2.77%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                           N/A             N/A         N/A          N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Average commission rate paid                 N/A             N/A         N/A          N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                 0.64%           0.61%       0.60%        0.66%      0.90%       0.90%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                      4.84%           4.75%       4.83%        5.08%      3.25%       2.30%
-----------------------------------------------------------------------------------------------------------------
===============================================================================================================================
Institutional Share Calendar-Year Returns                             1996        1995                     1994
===============================================================================================================================
Returns for other share classes may vary                              5.00%       5.56%                    3.84%
due to different fees and expenses. These
returns reflect fee waivers and reimbursements,
do not reflect sales loads, are not a guarantee
of future performance, and have not been audited.
-------------------------------------------------------------------------------------------------------------------------------

/1/  Unaudited financial statements.

/2/  The Fund changed its fiscal year-end from September 30 to March 31.

/3/  The Fund changed Investment Advisor during this fiscal year.

14  Stagecoach Money Market Funds Prospectus

                        See "How to Read the Financial Highlights" on page 29.
-------------------------------------------------------------------------------

========================================================================================================
For a Share Outstanding
========================================================================================================
For the period ended:
                                        --------------------------------------------------------------------------------
                                                March 31,     March 31,   March 31,   March 31,    March 31,    March 31,
                                                 1993          1992         1991        1990         1989         1988
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.03         0.05         0.07         0.08        0.07         0.06
  Net realized and unrealized gain
    on investments                                 0.00         0.00         0.00         0.00        0.00         0.00
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   0.03         0.05         0.07         0.08        0.07         0.064
------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.03)       (0.05)      (0.07)        (0.08)      (0.07)      (0.06)
  Distributions from net realized gain             0.00         0.00        0.00          0.00        0.00        0.00
------------------------------------------------------------------------------------------------------------------------
Total from distributions                          (0.03)       (0.05)      (0.07)        (0.08)      (0.07)      (0.06)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   1.00       $ 1.00      $ 1.00        $ 1.00      $ 1.00      $ 1.00
------------------------------------------------------------------------------------------------------------------------
Total return (not annualized)                      3.13%        5.03%      7.42%          8.58%       7.63%      6.20%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)             $614,237      $281,343    $118,623     $98,398      $90,672     $101,066
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
    net assets                                    0.43%         0.45%      0.48%         0.56%        0.63%      0.69%
  Ratio of net investment income to
    average net assets                            3.04%         4.73%      7.10%         7.73%        7.36%      6.12%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 N/A           N/A        N/A          N/A           N/A        N/A
------------------------------------------------------------------------------------------------------------------------
Average commission rate paid                       N/A           N/A        N/A          N/A           N/A        N/A
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                        0.91%         0.93%      0.94%         0.97%        0.98%      1.05%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                             2.56%         4.25%      6.64%         7.32%        7.01%      5.76%
-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================
Institutional Share Calendar Year Returns         1993          1992       1991          1990         1989       1988
=======================================================================================================================
Returns for other share classes may vary          2.80%         3.32%      5.65%         7.75%        8.78%      7.06%
due to different fees and expenses. These
returns reflect fee waivers and reimbursements,
do not reflect sales loads, are not a guarantee
of future performance, and have not been audited.
--------------------------------------------------------------------------------------------------------

/4/  The Fund changed its fiscal year-end from March 31 to September 30.

/5/ Annualized.


                                  Stagecoach Money Market Funds Prospectus  15

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

                Advisor:        Wells Fargo Bank

--------------------------------------------------------------------------------

[GRAPHIC]       Investment Objective

                The 100% Treasury Money Market Fund seeks to provide investors with stability of principal and current income which is exempt from state and local income taxes.

                Investment Policies

                We actively manage a portfolio exclusively composed of obligations issued or guaranteed by the U.S. Treasury. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar - weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------

[GRAPHIC]       Permitted Investments

                Under normal market conditions, we invest:

                *  100% of assets in U.S. Treasury obligations.

                As a temporary defensive measure or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

--------------------------------------------------------------------------------

[GRAPHIC]       Important Risk Factors

                You should consider both the General Investment Risks listed on page 17 and the specific risks listed below. They are both important to your investment choice.

                There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

                Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 25, and the Statement of Additional Information.

--------------------------------------------------------------------------------

[GRAPHIC]       Additional Fund Facts

                Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

                Unlike the Treasury Money Market Fund, the 100% Treasury Money Market Fund may not invest in repurchase agreements; the income from which is not generally exempt from state and local taxes.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 6.

16  Stagecoach Money Market Funds Prospectus

GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

* Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

* We cannot guarantee we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.

* You cannot recover through insurance any loss due to investment practices, nor can the Fund, the Institutions or investment advisors "make good" any losses you might have.

* Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

* An investment in a single Fund, by itself, does not constitute a complete investment plan.

* The Funds invest in debt securities, such as notes and bonds, that are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the possibility that interest rates may increase and reduce the resale value of securities in a Fund's portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Interest rate risk does not affect the interest paid by a debt security unless it is specifically designed to pay an adjustable rate.

* The Funds' advisor may also use certain derivative instruments such as options or futures contracts. The term "derivatives" covers a wide range of investments but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.


                                    Stagecoach Money Market Funds Prospectus  17

--------------------------------------------------------------------------------

The following types of floating-rate derivative securities are NOT permitted investments in the Funds:

* Capped floaters on which interest is not paid when market rates move above a certain level;

* Leveraged floaters whose interest rates reset based on a formula that magnifies changes in market interest rates;

* Range floaters on which interest is not paid if market interest rates move outside a specified range;

* Dual index floaters whose interest rate reset provisions are tied to more than one index; and

* Inverse floaters which have interest rates that reset in an opposite direction of their index.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use. Additional information about these practices is available in the Statement of Additional
Information.

Counter-Party Risk-- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk-- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk-- The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

Information Risk-- The risk that information about a security is either unavailable, incomplete or is inaccurate.


18  Stagecoach Money Market Funds Prospectus

GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Interest Rate Risk-- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk-- The risk that a practice may increase a Fund's exposure to Market Risk, Interest Rate Risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk-- The risk that a security cannot be sold, or cannot be sold without adversely affecting its fair price.

Market Risk-- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.


Political Risk-- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

        ------------------------------------------------------------------------
        Investment Practice/Risk

        The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

        Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

        Remember, each Fund is designed to meet different investment needs and has a different investment objective and investment policies. Each Fund engages in the investment practices described below to varying degrees.

        In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional information for additional information about the investment practices and risks particular to each Fund.
        ------------------------------------------------------------------------


                                    Stagecoach Money Market Funds Prospectus  19


                                                                Prime           Treasury       100% Treasury
==============================================================================================================
INVESTMENT PRACTICE:                    RISK:
==============================================================================================================
FLOATING AND VARIABLE RATE DEBT

Instruments with interest rates         Interest Rate and          *               *
that are adjusted either                Credit Risk
on a schedule or when an index
or benchmark changes.
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS

A transaction in which the              Credit and                 *               *
seller of a security agrees             Counter-Party Risk
to buy back a security at an
agreed upon time and
price, usually with interest.
--------------------------------------------------------------------------------------------------------------
OTHER MUTUAL FUNDS

The temporary investment in             Market  Risk               *               *                  *
shares of another mutual fund.
A pro rata portion of the other
fund's expenses, in addition to
the expenses paid by the Fund,
will be borne by Fund shareholders.
--------------------------------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS

Dollar-denominated debt obligations     Information, Liquidity,    *               *
of foreign branches of U.S. branches    Political, Regulatory,
of foreign banks.                       and Diplomatic Risk

--------------------------------------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES

The practice of loaning securities      Credit, Leverage,          *               *                  *
in brokers, dealers and                 Counter-Party Risk
and financial institutions to
increase return on those securities.
Loans may be made in accordance with
existing investment policies. Oregon,
Arizona and National Tax-Free Funds,
Limited to 30% of total assets for
the 33 1/3% for the other Funds.
--------------------------------------------------------------------------------------------------------------
BORROWING POLICIES

The ability to borrow an equivalent     Leverage Risk              *               *                  *
of 10% of assets from banks for
temporary purposes to meet
shareholder redemptions.
--------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES

A security which cannot be              Liquidity Risk             *               *                  *
readily sold or cannot be
readily sold without negatively
affecting its fair value.
The limit is 15% of assets for all
but the California
Tax-Free Bond Fund, which has a
limit of 10%.
--------------------------------------------------------------------------------------------------------------

20  Stagecoach Money Market Funds Prospectus

YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

This section tells you how to open a Fund account and how to buy, sell or exchange Fund shares once your Fund account is open.

Typically, Service Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account agreement for the rules governing your investment.

Important Information:

* Read this Prospectus carefully. Discuss any questions you have with your Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Institution or by calling 1-800-260-5969.

*        We process requests to buy or sell shares each business day.

* Requests we receive from an Institution in proper form before 12:00 Noon (Pacific time) for the Prime Money Market Fund and the Treasury Money Market Fund generally are processed at 12:00 Noon on the same day.

* Requests we receive from an institution in proper from before 9:00 AM (Pacific Time) for the 100% Treasury Money Market Fund generally are processed at 9:00 AM on the same day.

* Requests we receive after the above-specified times are processed the next business day at the applicable Net Asset Value (NAV).

* Payment for shares may be made by Institutions in funds immediately available to us no later than 1:00 p.m. (Pacific time) on the same business day as the purchase order is processed. If payment is not received on the same business day, the order will be cancelled and the Institution will be responsible for any loss.

* As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is the NAV next determined after a request has been received in proper form.

* We determine the NAV of each Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. See the Statement of Additional Information for further information.

* On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early.


                                    Stagecoach Money Market Funds Prospectus  21

--------------------------------------------------------------------------------

How to Buy Shares

You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Service Class shares of the Funds should contact an account representative at their Institution and should understand the following:

* Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

* Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

* Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

* The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and

* Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.


22  Stagecoach Money Market Funds Prospectus

YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

How to Sell Shares

Service Class shares must be redeemed in accordance with the account agreement governing the Customer's Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares

* We process requests for the Prime Money Market and Treasury Money Market Funds that we receive in proper form before 12:00 Noon (Pacific Time) on any business day at the NAV determined as of 12:00 Noon on the same business day.

* We process requests for the 100% Treasury Money Market Fund that we receive in proper form before 9:00 AM (Pacific Time) on any business day at the NAV determined as of 9:00 AM on the same business day.

* Redemption proceeds are usually wired to the redeeming Institution the following business day.

* Requests we receive after 12:00 Noon (Pacific Time) are processed the next business day as of 12:00 Noon.

* We reserve the right to delay payment of a redemption for up to ten days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

* Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.


                                    Stagecoach Money Market Funds Prospectus  23

EXCHANGES
--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

* You should carefully read the Prospectus for the Fund into which you wish to exchange.

* Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

* If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

* Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

* In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

*        You may make exchanges only between like share classes.



24  Stagecoach Money Market Funds Prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

Dividend and Capital Gain Distributions

Distributions paid by a Fund are automatically reinvested to purchase new shares of the Fund. The new shares are purchased at NAV, generally on the day the distributions are paid.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. These are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains and are taxable when paid. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you as to the status of your Fund distributions.

Your redemptions, including exchanges, will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding. In certain circumstances, U.S. residents will be subject to back-up withholding.

Historical Fund Information

Effective as of the date of this Prospectus, the Company changed its name from Stagecoach Funds Inc. to Wells Fargo Funds, Inc. The "Stagecoach" brand name was incorporated into the name of each individual actively managed Fund, including the Funds listed in this Prospectus.

Prime Money Market Fund-The Fund operated as Pacific American Liquid
Assets, Inc. from commencement of operations on April 30, 1981 until it was reorganized as a portfolio of Pacific American Fund on October 1, 1985. On October 1, 1994, the Fund was reorganized as the Pacific American Money Market Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Prime Money Market Fund, and on September 6, 1996, the Fund was reorganized as the Prime Money Market Fund of the Company. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.


                                    Stagecoach Money Market Funds Prospectus  25

--------------------------------------------------------------------------------

Treasury Money Market Fund-Prior to August 1, 1990, the Treasury Money Market Fund was known as the Short-Term Government Fund, which commenced operations on October 1, 1985, and invested in obligations issued or guaranteed by agencies and instrumentalities of the U.S. Government. The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds. Prior to April 1, 1996, FICM served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

The 100% Treasury Money Market Fund commenced operations on August 3, 1998.

Share Class - This Prospectus contains information about Service Class shares. The Funds offer additional share classes with different expenses and returns than those described here. Call Stephens Inc. at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.

Statements - The Institutions mail statements after any account activity, including dividends or capital gains, and at year-end. The Institutions will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.

Statement of Additional Information - Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for the Funds. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-260-5969.

Glass-Steagall Act - Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

26  Stagecoach Money Market Funds Prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

Voting Rights - All shares of the Funds have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.


                                    Stagecoach Money Market Funds Prospectus  27

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

A number of different companies provide services to the Funds. This section shows how the Funds are organized, the companies that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Stagecoach

Each Fund is one of over 30 Funds of Wells Fargo Funds, Inc. under the name Stagecoach Funds, Inc., an open-end management investment company. Wells Fargo Funds, Inc. was organized under the name Stagecoach Funds, Inc. on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Wells Fargo Funds, Inc. supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members, or amending fundamental investment strategies or policies.


================================================================================
                                Shareholders
================================================================================
                   Institutions and Their Representatives
================================================================================
    Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------
                                      |
================================================================================
                                          Transfer and
 Distributor &                        Dividend Disbursing       Shareholder
Co-Administrator     Administrator          Agent             Servicing Agents
================================================================================
Stephens Inc.       Wells Fargo Bank     Wells Fargo Bank     Various
111 Center St.      525 Market St.       525 Market St.       Institutions
Little Rock, AR     San Francisco, CA    San Francisco, CA
Markets the         Manages the Funds'   Maintains records    Provide services
Funds, distributes  business activities  of shares and        to customers
shares, and manages                      supervises the
the Funds'                               paying of dividends
business activities
--------------------------------------------------------------------------------
                                      |
================================================================================
          Investment Advisor                       Custodian
================================================================================
Wells Fargo Bank, 525 Market St.,      Wells Fargo Bank, 525 Market St.,
San Francisco, CA                      San Francisco, CA
Manages the Funds'                     Provides safekeeping for the
investment activities                  Funds' assets
--------------------------------------------------------------------------------
                                      |
================================================================================
                             Board of Directors
================================================================================
                      Supervises the Funds' activities
--------------------------------------------------------------------------------


28  Stagecoach Money Market Funds Prospectus

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Service Class shares paid on an annual basis for the services described. The Statement of Additional Information has more detailed information about the Investment Advisor and the other service providers and plans described here.

The Investment Advisor

Wells Fargo Bank is the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1997, Wells Fargo Bank and its affiliates managed over $62 billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the fiscal period ended March 31, 1997:


        ------------------------------------------------
        Prime Money Market Fund                 .18%
        ------------------------------------------------
        Treasury Money Market Fund              .17%
        ------------------------------------------------


The Administrator

Wells Fargo Bank is the administrator of the Funds. Wells Fargo Bank is paid
 .03% of each Fund's assets for these services.

The Distributor and Co-Administrator

Stephens Inc. is the Funds' distributor and co-administrator. Stephens Inc. receives .04% of each Fund's assets for its role as co-administrator.

Shareholder Servicing Plan

We have Shareholder Servicing Plans for the Service Class shares. We have agreements with various Institutions as shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services, the Service Class of each Fund pays as follows:


        -------------------------------------------------
        Prime Money Market Fund                 .20%
        -------------------------------------------------
        Treasury Money Market Fund              .20%
        -------------------------------------------------
        100% Treasury Money Market Fund         .20%
        -------------------------------------------------


                                    Stagecoach Money Market Funds Prospectus  29

HOW TO READ THE FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

After the description of each Fund, there are charts showing important financial information about the Fund. The charts are called "Financial Highlights" and are designed to help you understand the past performance of the Fund. The financial statements from which these Financial Highlights were derived were audited by KPMG Peat Marwick LLP, except as indicated. The financial statements are included in each Fund's most recent Annual or Semi-Annual Report and are available free of charge by calling 1-800-260-5969. Other auditors audited the financial statements for the Prime Money Market and Treasury Money Market Funds for periods prior to October 1, 1995.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV)- The net value of one share of a class of a Fund. See the Glossary for a fuller definition.

Net Investment Income- Net investment income is calculated by subtracting the aggregate Fund expenses from the Fund's investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions-Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments- We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions-Distributions From Net Realized Gains."

Net Assets- The value of the investments in a Fund's portfolio (after accounting for expenses) that are attributable to a particular class of the Fund.

Ratio of Expenses to Average Net Assets- This ratio reflects the amount paid by a Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.

Ratio of Net Investment Income (Loss) to Average Net Assets- This ratio is the result of dividing net investment income (or loss) by average net assets.


30  Stagecoach Money Market Funds Prospectus

GLOSSARY
--------------------------------------------------------------------------------

Annual and Semi-Annual Reports

Documents that provide certain financial and other important information for the most recent reporting period, including each Fund's portfolio of investments.

Business Day

Any day the Funds are open. The Funds are generally open Monday through Friday and are closed weekends and federal bank holidays.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial Paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Securities

Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated

Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.


                                    Stagecoach Money Market Funds Prospectus  31

--------------------------------------------------------------------------------

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Institution

An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity

The ability to readily sell a security at its fair price.

Moody's

One of the largest nationally recognized ratings organizations.

Nationally Recognized Ratings Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV per share of the Prime Money Market and Treasury Money Market Funds is determined each business day at 12:00 noon and 1:00 PM (Pacific Time). The NAV per share of the 100% Treasury Money Market Fund is determined each business day at 9:00 AM and 1:00 PM (Pacific Time).




Public Offering Price (POP)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Shareholder Servicing Agent

An entity appointed by a Fund to maintain shareholder accounts and record, assist and provide information to shareholders or perform similar functions.

S&P

One of the largest nationally recognized ratings organizations. Standard and Poor's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information

A document that supplements the disclosures made in the Prospectus.


32  Stagecoach Money Market Funds Prospectus

GLOSSARY
--------------------------------------------------------------------------------
U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity

The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.


                                    Stagecoach Money Market Funds Prospectus  33

THIS PAGE INTENTIONALLY LEFT BLANK
--------------------------------------------------------------------------------

WELLS FARGO FUNDS/R/


You may wish to review the following documents:

Statement of Additional Information

supplements the disclosures made by this Prospectus.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report

provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

These are available free of
charge by calling

1-800-260-5969, or from

Wells Fargo Funds
PO Box 7066
San Francisco, CA
94120-7066

        ------------------------------------------------------------------------
        WELLS FARGO MONEY MARKET FUNDS:
        ------------------------------------------------------------------------
        *  are not insured by the FDIC
        * are not obligations or deposits of Wells Fargo Bank, nor guaranteed by Wells Fargo Bank
        *  involve investment risk, including possible loss of principal.
        * seek to maintain a stable net asset value of $1.00 per share, however, there can be no assurance that a fund will meet this goal. Yields will vary with market conditions.
        ------------------------------------------------------------------------

[LOGO OF RECYCLED PAPER]
Printed on Recycled Paper                                        SC SRV P (8/98)

                            WELLS FARGO FUNDS, INC.
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 1, 1998

               STAGECOACH CALIFORNIA TAX-FREE MONEY MARKET FUND
                    STAGECOACH GOVERNMENT MONEY MARKET FUND
                         STAGECOACH MONEY MARKET FUND
                STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND
                     STAGECOACH TREASURY MONEY MARKET FUND
                  STAGECOACH 100% TREASURY MONEY MARKET FUND

                                Class A Shares

       Wells Fargo Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about six funds in the Stagecoach Family of Funds (each, a "Fund" and collectively, the "Funds") -- the STAGECOACH CALIFORNIA TAX-FREE MONEY MARKET, STAGECOACH GOVERNMENT MONEY MARKET, STAGECOACH MONEY MARKET, STAGECOACH NATIONAL TAX-FREE MONEY MARKET, STAGECOACH TREASURY MONEY MARKET, and STAGECOACH 100% TREASURY MONEY MARKET FUNDS. The Stagecoach California Tax-Free Money Market Fund offers a single class of shares that are sometimes referred to as "Class A shares." Each of the other Funds offers Class A shares. This SAI relates to all such classes of shares.

       This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 1, 1998. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, Inc., P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                     Page
                                                                     ----
Historical Fund Information........................................     1
Investment Restrictions............................................     1
Additional Permitted Investment Activities.........................     7
Risk Factors.......................................................    17
Special Considerations Affecting California Municipal Obligations..    19
Management.........................................................    23
Performance Calculations...........................................    38
Determination of Net Asset Value...................................    44
Additional Purchase and Redemption Information.....................    45
Portfolio Transactions.............................................    46
Fund Expenses......................................................    48
Federal Income Taxes...............................................    49
Capital Stock......................................................    55
Other..............................................................    57
Independent Auditors...............................................    57
Financial Information..............................................    58
Appendix...........................................................   A-1


                          HISTORICAL FUND INFORMATION

     Effective as of the date of this SAI, the Company and each Fund changed their names as follows. The name of the Company was changed from "Stagecoach Funds, Inc." to "Wells Fargo Funds, Inc." With respect to the Funds, the word "Stagecoach" was added to the front of each Fund name as indicated on the cover page of this SAI.

     The Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of the Company and commenced operations on July 1, 1992.

     The Stagecoach Government Money Market Fund was originally organized as the Pacifica Government Money Market Fund on April 26, 1988, as an investment portfolio of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Pacifica Government Money Market Fund was reorganized as the Company's Government Money Market Fund.

     The Stagecoach Money Market Fund was originally organized as a fund of the Company and commenced operations on July 1, 1992.

     The Stagecoach National Tax-Free Money Market Fund was originally organized as a fund of the Company and commenced operations on April 2, 1996.

     The Stagecoach Treasury Money Market Fund commenced operations on October 1, 1985, as the Short-Term Government Fund of the Pacific American Funds. The Fund operated as a portfolio of Pacific American Fund through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the Company's Treasury Money Market Fund.

     The Stagecoach 100% Treasury Money Market Fund commenced operations on August 1, 1998.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Stagecoach California Tax-Free Money Market Fund and Stagecoach Money Market Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of such Fund's investments in that industry would be 25% or more of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (i) by the Stagecoach California Tax-Free Money Market Fund in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers), (ii) with respect to both Funds, the obligations of the U.S. Government, its agencies or instrumentalities, and (iii) the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

     (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations with respect to the Stagecoach California Tax-Free Money Market Fund, or other than money market securities with respect to the Stagecoach Money Market Fund, or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions with regard to both Funds and except for margin payments in connection with options, futures and options on futures with regard to the Stagecoach California Tax-Free Money Market Fund) or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that each Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets);

     (7) write, purchase or sell puts, calls, options, warrants or any combination thereof, except that the Funds may purchase securities with put rights in order to maintain liquidity; nor

     In addition, neither the Stagecoach California Tax-Free Money Market Fund nor the Stagecoach Money Market Fund may make loans of portfolio securities or other assets, except that loans for purposes of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in public or private offerings.

The Stagecoach Government Money Market Fund may not:

     (1) invest more than 10% of the aggregate value of its total assets in investments that are illiquid, or not readily marketable (including repurchase agreements having maturities of more than seven calendar days, variable- and floating-rate demand notes requiring receipt of principal note amount on more than seven days notice and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange);

     (2) borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

     (3) make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in the Prospectuses or this SAI. The Fund may invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, does not exceed 10% of the value of its total assets;

     (4) invest in companies for the purpose of exercising control or management;

     (5) knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or where otherwise permitted by the 1940 Act;

     (6) invest in real property (including limited partnership interests), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

     (7) acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933 (the "1933 Act"), if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the Fund would exceed 10% of the value of the Fund's total assets;

     (8) engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

     (9) sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

     (10) mortgage, pledge, or hypothecate any of its assets, except as described in fundamental investment policy (2);

     (11) purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, its Advisor, the sponsor, or the distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

     (12) invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges; nor

     (13) invest more than 5% of the current value of its total assets in the securities of companies that, including predecessors, have a record of less than three years' continuous operation.

The Stagecoach National Tax-Free Money Market Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payment of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental entities);
(ii) obligations of the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); and (iii) the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

     (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts) except that the Fund may purchase securities of an issuer which invests or deals in commodities and commodity contracts and except that the Fund may enter into futures and options contracts in accordance with its investment policies;

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions), or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

     (7) write, purchase or sell puts, calls, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

     (8) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer; nor

     (9) make loans, except that the Fund may purchase or hold debt instruments, lend its portfolio securities or enter into repurchase agreement transactions in accordance with its investment policies.

     With regard to fundamental investment restriction number (1) above, the Fund intends to reserve freedom of action to have in excess of 25% of the value of the respective total assets invested in obligations of the banking industry. Regarding this fundamental concentration policy, the Fund may hold in excess of 25% of the value of the assets in obligations of the banking industry to the extent that the Fund holds obligations with such credit enhancements as letters of credit issued by domestic bank issuers, which will be considered to be obligations of domestic banks. The staff of the U.S. Securities and Exchange Commission ("SEC") takes the position that the exclusion with respect to banks may only be applied to domestic banks. For this purpose, the staff also takes the position that U.S. branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks". The Company currently intends to consider only obligations of "domestic banks" to be within the exclusion with respect to bank obligations.

     Fundamental investment restriction number (8), above, is less restrictive than Rule 2a-7 of the 1940 Act. Nonetheless, it is the operating policy of the Fund to comply with the diversification requirements under Rule 2a-7.

The Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund may not:

     (1) purchase common stocks and voting securities (including state, municipal or industrial revenue bonds) except for securities of other investment companies;

     (2) borrow money or issue senior securities, except that the Funds may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds will not purchase securities while their borrowings (including reverse repurchase agreements) in excess of 5% of their total assets are outstanding. As a matter of non-fundamental policy, the Funds intend to limit their investments in reverse repurchase agreements to no more than 20% of their total assets;

     (3) mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of one-third of the value of the Funds' total assets at the time of its borrowing. Securities held in escrow or separate accounts in connection with the Funds' investment practices are not deemed to be pledged for purposes of this investment restriction;

     (4) purchase securities on margin, except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions; or make short sales of securities or, maintain a short position;

     (5)  write put or call options;

     (6) underwrite the securities of other issuers, except as each Fund may be deemed to be an underwriter in connection with the purchase or sale of portfolio instruments in accordance with its investment objective and portfolio management policies;

     (7)  invest in companies for the purpose of exercising control;

     (8) make loans, except that the Funds may purchase or hold debt instruments in accordance with their investment objective and policies and may enter into loans of portfolio securities and repurchase agreements;

     (9) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or where otherwise permitted by the 1940 Act; nor

     (10) lend their portfolio securities in excess of one-third of the value of their total assets.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.

     (1) Each Fund, other than the Stagecoach Government Money Market and Stagecoach 100% Treasury Money Market Funds, may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to , subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund, except the Stagecoach 100% Treasury Money Market Fund, may invest up to 25% of its net assets in securities of foreign branches of U.S. banks and U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

     (4) Each Fund, except the Stagecoach California Tax-Free Money Market and Stagecoach Money Market Funds, may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of such Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.


                  ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Stagecoach Government Money Market may purchase asset-backed securities, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     Bank Obligations
     ----------------

     The Funds, except the Stagecoach Treasury Money Market and Stagecoach 100% Treasury Money Market Funds, may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Commercial Paper
     ----------------

     The Funds, except the Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund, may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds, except the Stagecoach 100% Treasury Money Market Fund, may purchase floating- and variable-rate obligations. Each Fund may purchase floating- and variable-rate demand notes and bonds. These obligations may have stated maturities in excess of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. Wells Fargo Bank, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.



     Foreign Obligations
     -------------------

     Each Fund, except the Stagecoach Treasury Money Market and Stagecoach 100% Treasury Money Market Funds, may invest up to 25% of its assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.


     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although each Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Advisor.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds, except the Stagecoach 100% Treasury Money Market Fund, may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 10% of its assets in illiquid securities.


     Letters of Credit
     -----------------


     Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Funds, except the Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund, may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments, in each case, the Company's Board approves or ratifies such investments.


     Loans of Portfolio Securities
     -----------------------------



     The Funds, except the Stagecoach California Tax-Free Money Market and Stagecoach Money Market Funds, may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit (secured continuously by U.S. Treasury obligations only for the Stagecoach Treasury Money Market Fund) maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one third of the total assets of a particular Fund, and will not exceed 20% of the total assets of the Stagecoach Treasury Money Market Fund.

     A Fund will earn income for lending its securities because cash collateral pursuant to such loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest and fees earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with Wells Fargo Bank, Stephens Inc. or any of their affiliates.

     Mortgage-Backed Securities
     --------------------------

     The Stagecoach Government Money Market may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which generally have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

     There are risks inherent in the purchase of mortgage-backed securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lesser or greater rate than expected. To the extent that Advisor's assumptions about prepayments are inaccurate, these securities may expose the Funds, to significantly greater market risks than expected.

     Municipal Bonds
     ---------------

     The Stagecoach California Tax-Free Money Market and Stagecoach National Tax-Free Money Market Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. The Funds may not invest 20% or more of their respective assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover, with respect to California obligations, the Stagecoach California Tax-Free Money Market Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally, or California obligations, specifically, for investment by a Fund and the liquidity and value of a Fund's portfolio. In such an event, the Fund involved would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

     Certain of the municipal obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. The Stagecoach Tax-Free Funds may, from time to time, invest more than 25% of their assets in municipal obligations covered by insurance policies.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in a Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value per share.

     Municipal Notes
     ---------------

     The Stagecoach California Tax-Free Money Market and Stagecoach National Tax-Free Money Market Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in a Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

     Other Investment Companies
     --------------------------

     The Funds, except the Stagecoach Government Money Market Fund and Stagecoach 100% Treasury Money Market Fund, may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Repurchase Agreements
     ---------------------

     Each Fund, except the Stagecoach 100% Treasury Fund, may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Taxable Investments
     -------------------

     The Stagecoach National Tax-Free Money Market and Stagecoach California Tax-Free Money Market Funds may make certain taxable investments. Pending the investment of proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment Advisor, it is advisable to do so because of market conditions, the Stagecoach National Tax-Free Money Market Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves including the following taxable high-quality money market instruments:
(I) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Ratings Group ("S&P"); (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.

     Moreover, the Stagecoach National Tax-Free Money Market Fund may invest temporarily more than 20% of its total assets in such securities and in high-quality, short-term municipal obligations the interest on which is not exempt from federal income taxes to maintain a temporary defensive posture or in an effort to improve after-tax yield to the Fund's interestholders when, in the opinion of Wells Fargo Bank, as investment Advisor, it is advisable to do so because of unusual market conditions.

     Unrated and Downgraded Investments
     ----------------------------------

     The Funds, except the Stagecoach Treasury Money Market and Stagecoach 100% Treasury Money Market Funds, may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, the investment advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by Company's Board of Directors in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Directors has determined that disposal of the portfolio security would not be in the best interests of the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------

     The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). The Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund may invest only in U.S. Government obligations issued or guaranteed by the U.S. Treasury. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     The Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund may invest only in obligations issued or guaranteed by the U.S. Treasury such as bills, notes, bonds and certificates of indebtedness ("U.S. Treasury obligations"). The Stagecoach Treasury Money Market Fund may invest in notes and repurchase agreements collateralized or secured by such U.S. Treasury obligations[, WHEREAS THE STAGECOACH 100% TREASURY MONEY MARKET FUND MAY NOT.] U.S. Treasury notes, bills and bonds differ mainly in the length of their maturity. The U.S. Treasury obligations in which the Funds invest may also include "U.S. Treasury STRIPS," interests in U.S. Treasury obligations reflected in the Federal Reserve-Book Entry System that represent ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. U.S. Treasury Strips are "stripped securities." Stripped securities are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are paid to investors. The Stagecoach Treasury Money Market [, STAGECOACH 100% TREASURY MONEY MARKET] and Stagecoach Government Money Market Funds may invest in U.S. Treasury STRIPS.

     The Funds may attempt to increase yields by trading to take advantage of short-term market variations. This policy could result in high portfolio turnover, which should not adversely affect the Funds since they do not ordinarily pay brokerage commissions on the purchase of short-term debt obligations.

     Nationally Recognized Statistical Ratings Organizations ("NRSROs")
     ------------------------------------------------------------------

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The payment of principal and interest on debt securities purchased by the Funds depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to industrial development bonds which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.


                                 RISK FACTORS

     Investments in a Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured or guaranteed against loss of principal. Therefore, you should be willing to accept some risk with money you invest in a Fund. Although the Funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. The Funds may not achieve as high a level of current income as other mutual funds that do not limit their investment to the high credit quality instruments in which the Funds invest. As with all mutual funds, there can be no assurance that a Fund will achieve its investment objective.

     The Funds, under the 1940 Act, must comply with certain investment criteria designed to provide liquidity, reduce risk, and allow the Funds to maintain a stable net asset value of $1.00 per share. The Funds' dollar-weighted average portfolio maturity must not exceed 90 days. Any security that a Fund purchases must have a remaining maturity of not more than 397 days (13 months). In addition, any security that a Fund purchases must present minimal credit risks and be of "high quality," or in the case of the Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund, be of the "highest quality." "High quality" means to be rated in the top two rating categories and "highest quality" means to be rated only in the top rating category, by the requisite NRSROs or, if unrated, determined to be of comparable quality to such rated securities by Wells Fargo Bank, as the Funds' investment advisor, under guidelines adopted by the Board of Directors of the Company.

     Each Fund seeks to reduce risk by investing its assets in securities of various issuers. As such, the Stagecoach Money Market Fund and the Stagecoach National Tax-Free Money Market Fund are considered to be diversified for purposes of the 1940 Act. In addition, the Funds emphasize safety of principal and high credit quality. In particular, the internal investment policies of the investment advisor prohibit the purchase of many types of floating-rate derivative securities that are considered potentially volatile. The following types of derivative securities ARE NOT permitted investments for the Funds:

       * capped floaters (on which interest is not paid when market rates move above a certain level);

       * leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

       * range floaters (which do not pay any interest if market interest rates move outside of a specified range);

       * dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

       * inverse floaters (which reset in the opposite direction of their index).

     Additionally, the Funds may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index floaters. The Funds may invest only in variable or floating-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on changes in standard money market rate indices such as U.S. Treasury bills, London Interbank Offered Rate or LIBOR, the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates floaters or JJ Kenney index floaters.

     The Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund restrict their investment to U.S. Treasury obligations that meet all of the standards described above. Obligations issued or guaranteed by the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such obligations may vary during the period a shareholder owns shares of the Fund. It should be noted that neither the United States, nor any agency or instrumentality thereof, has guaranteed, sponsored or approved the Fund or its shares.

     The portfolio debt instruments of the Funds are subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Funds invest may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Funds invest and hence the value of your investment in a Fund.

     Generally, securities in which the Funds invest will not earn as high a yield as securities of longer maturity and/or of lesser quality that are more subject to market volatility. Each Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that a Fund will always be able to do so.

     Since the Stagecoach California Tax-Free Money Market Fund invests primarily in securities issued by California and its agencies and municipalities, events in California are more likely to affect the Fund's investments. While the Stagecoach California Tax-Free Money Market Fund seeks to reduce risk by investing its assets in securities of various issuers, the Fund is considered to be nondiversified for purposes of the 1940 Act. However, the California Tax-Free Money Market Fund will comply with the Internal Revenue Code of 1986, as amended from time to time (the "Code"), diversification requirements.

                       SPECIAL CONSIDERATIONS AFFECTING
                       CALIFORNIA MUNICIPAL OBLIGATIONS

     The concentration of the Stagecoach California Tax-Free Money Market Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. These developments, if they occur, could adversely affect the performance of the Stagecoach California Tax-Free Money Market Fund since it invests a significant portion of its assets in California municipal obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Company has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  From mid-1990 to late
     ----------------------------------------------
1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly that related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession. Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the State's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the State has been facing a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak on June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the State's budget, and reduction of available internal borrowable funds, combined to significantly deplete the State's cash resources to pay its ongoing expenses. In order to meet its cash needs, the State has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the State's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's lowered its rating from "Aaa" to "A1," S&P lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AAA" to "A."

     However, since the start of 1994, California's economy has been recovering steadily. Employment has grown in excess of 500,000 during 1994 and 1995, and 400,000 additional jobs were created between the fourth quarter of 1996 and the fourth quarter of 1997. Some analysts project this trend to continue through the rest of the decade. Because of the improving economy and California's fiscal austerity, the State has had operating surpluses for its past five consecutive fiscal years through 1996-97. In addition, the SFEU is projected to have a positive balance of approximately $553 million as of June 30, 1998.
Also, S&P upgraded its rating of California municipal obligations back to "A+" on July 30, 1996.

     Local Governments.  On December 6, 1994, Orange County, California, became
     -----------------
the largest municipality in the United States to file for protection under the Federal Bankruptcy laws. The bankruptcy filing stemmed from approximately $1.7 billion in losses suffered by the county's investment pool because of investments in high risk "derivative" securities. In September 1995, California's legislature approved legislation permitting the county to use for bankruptcy recovery $820 million over 20 years in sales taxes previously earmarked for highways, transit, and development. In June 1996, the county completed an $880 million bond offering secured by real property owned by the county. In June 1996, the county emerged from bankruptcy. As of October 31, 1997, the county's investment rating by S&P was "B".

     On January 17, 1994, an earthquake of the magnitude of an estimated 6.8 on the Richter Scale struck Los Angeles County, California, causing significant damage to public and private structures and facilities. While county residents and businesses suffered losses totaling in the billions of dollars, the overall effect of the earthquake on the county's and California's economy is not expected to be serious. However, Los Angeles County is experiencing financial difficulty due in part to the severe operating deficits for the county's health care system. In August 1995, the credit rating of the county's long-term bonds was downgraded for the third time since 1992. Although the county has received federal and state assistance, it is still facing a potential budget gap of approximately $460 million in the 1997-98 fiscal year.

     Even though the State has no existing obligations with respect to either Orange County or Los Angeles County, the State may be required to intervene and provide funding if the counties cannot maintain certain programs because of insufficient resources.

     State Finances.  State tax revenues and other income are segregated into
     --------------
the General Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the State's Treasury and not required by law to be credited to any other fund, as well as earnings from State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. The General Fund may be expended as the result of appropriation measures by California's Legislature approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State's Controller to meet cash needs of the General Fund. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed, for budgeting and accounting purposes, an appropriation from the General Fund. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund to show the total moneys then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 1996, the General Fund had outstanding loans from the SFEU and other Special Funds of approximately $1.5 billion.

     Changes in California Constitutional and Other Laws.  In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the State's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the State's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which requires in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate, and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval. In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the State's Constitution. Proposition 218 generally requires voter approval of most tax or fee increases by local governments and curtails local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. It remains to be seen what impact these Articles will have on the ability of obligors to make payments on existing and future California security obligations.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities.

     The taxable securities market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal securities. The more limited marketability of municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                       Principal Occupation(s)
Name, Age and Address                       Position                     During Past 5 Years
-------------------------------------  ------------------  -----------------------------------------------
Jack S. Euphrat, 75                    Director            Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 46                    Director,           Executive Vice President of Stephens Inc.;
                                       Chairman and        President of Stephens Insurance Services Inc.;
                                       President           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investor
                                                           Brokerage Insurance Inc.

Thomas S. Goho, 55                     Director            Associate Professor of Finance of the School
321 Beechcliff Court                                       of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                   University since 1982.

Peter G. Gordon, 54                    Director            Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street                                        Roxane Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 57                   Director            President of Westchester Community College
75 Grasslands Road                                         since 1971; Adjunct Professor of Columbia
Valhalla, NY  10595                                        University Teachers College since 1976.

*W. Rodney Hughes, 71                  Director            Private Investor.
31 Dellwood Court
San Rafael, CA 94901


                                                                       Principal Occupation(s)
Name, Age and Address                       Position                     During Past 5 Years
-------------------------------------  ------------------  -----------------------------------------------
*J. Tucker Morse, 53                   Director            Private Investor; Chairman of Home Account
4 Beaufain Street                                          Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                       of Renaissance Properties Ltd.; President of
                                                           Morse Investment Corporation; and Co-Managing
                                                           Partner of Main Street Ventures.

Richard H. Blank, Jr., 41              Chief Operating     Vice President of Stephens Inc.; Director of
                                       Officer,            Stephens Sports Management Inc.; and Director
                                       Secretary and       of Capo Inc.
                                       Treasurer

                               Compensation Table
                           Year-ended March 31, 1998
                           -------------------------

                                                                               Total Compensation
                                    Aggregate Compensation                      from Registrant
   Name and Position                   from Registrant                          and Fund Complex
------------------------  ------------------------------------------  ------------------------------------
Jack S. Euphrat                           $25,750                                     $34,500
   Director
R. Greg Feltus                           $      0                                    $      0
   Director
Thomas S. Goho                            $25,750                                     $34,500
   Director
Peter G. Gordon                           $24,250                                     $30,500
   Director
Joseph N. Hankin                          $25,750                                     $34,500
   Director
W. Rodney Hughes                          $25,250                                     $33,000
   Director
Robert M. Joses                           $ 1,500                                     $ 4,000
   Director
J. Tucker Morse                           $25,250                                     $33,000
   Director

     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.

     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Wells Fargo Funds Trust (formerly, Stagecoach Trust) and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                 Annual Rate
            Fund                                          (as percentage of net assets)
            ----                                          ----------------------------
     Stagecoach California Tax-Free Money                               0.50%
       Market
     Stagecoach Government Money Market                                 0.25%
     Stagecoach Money Market                                            0.40%
     Stagecoach National Tax-Free Money                                 0.30%
       Market
     Stagecoach Treasury Money Market                                   0.25%
     Stagecoach 100% Treasury Money Market                              0.25%

     For the period indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                                                      Six-Month
                                                                     Period Ended
                                                                       3/31/97
                                                                      ----------
           Fund                                              Fees Paid         Fees Waived
           ----                                              ---------         -----------
     Stagecoach California Tax-Free Money Market             $1,503,717         $1,687,408
     Stagecoach Government Money Market                      $   63,059         $   10,775
     Stagecoach Money Market                                 $8,856,102         $  979,244
     Stagecoach National Tax-Free Money Market               $   19,989         $        0
     Stagecoach Treasury Money Market                        $1,518,347         $  751,971
     Stagecoach 100% Treasury Money Market                       N/A                N/A

     Stagecoach California Tax-Free Money Market and Stagecoach Money Market
     -----------------------------------------------------------------------
Funds.  For the periods indicated below, the Stagecoach Money Market and
-----
Stagecoach California Tax-Free Money Market Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                    Nine-Month
                                   Period Ended                    Year-ended                         Year-ended
                                      9/30/96                        12/31/95                          12/31/94
                                     ---------                       --------                          ---------
                               Fees             Fees             Fees             Fees             Fees             Fees
          Fund                 Paid            Waived            Paid            Waived            Paid            Waived
          ----                 ----            ------            ----            ------            ----            ------
Stagecoach California         $ 4,867,523        $0           $ 4,099,437           $0           $  304,857       $3,809,902
  Tax-Free Money
  Market
Stagecoach Money Market       $12,729,506        $0           $11,593,678           $0           $2,073,686       $2,008,946

     Stagecoach Government Money Market and Stagecoach Treasury Money Market
     -----------------------------------------------------------------------
Funds.  Prior to March 18, 1994, the Advisor for the predecessor portfolio to
-----
the Stagecoach Government Money Market Fund was San Diego Financial Capital Management, Inc. ("San Diego Financial"), which was a wholly owned subsidiary of San Diego Trust & Savings Bank ("San Diego Trust"), which in turn was a wholly owned subsidiary of San Diego Financial Corporation ("SDFC"). On that date, SDFC merged into First Interstate Bancorp and San Diego Trust merged into First Interstate Bank of California ("FICAL"). As a result of these transactions, San Diego Financial became an indirect wholly-owned subsidiary of FICAL. On January 12, 1995, San Diego Financial merged into First Interstate Investment Services, Inc., a direct wholly-owned subsidiary of FICAL, which has since changed its name to First Interstate Capital Management, Inc.

     The Pacifica Government Money Market and Treasury Money Market Funds were reorganized as the Company's Government Money Market and Treasury Money Market Funds on September 6, 1996. Prior to September 6, 1996, Wells Fargo Investment Management, Inc. ("WFIM") and its predecessor, First Interstate Capital Management, Inc. ("FICM") served as Advisor to the Pacifica Government Money Market and Treasury Money Market Funds. As of September 6, 1996, Wells Fargo Bank became the Advisor to the Company's Stagecoach Government Money Market and Stagecoach Treasury Money Market Funds.

     For the fiscal year-ended September 30, 1996, the Stagecoach Government Money Market Fund paid advisory fees of $274,640 and no fees were waived. For the same period, the Stagecoach Treasury Money Market Fund paid advisory fees of $2,442,922 of which $2,073,426 were waived. These amounts include advisory fees paid by the predecessor portfolios to FICM/WFIM for the period begun April 1, 1996 and ended September 5, 1996.

     During the fiscal years-ended September 30, 1995 and September 30, 1994, the prior Advisor was entitled to receive advisory fees from the predecessor portfolio of the Stagecoach Government Money Market Fund at the same annual rates as those currently in effect. The prior Advisor was entitled to receive $383,269 in fees for the fiscal year-ended September 30, 1995 and $442,842 in fees for the fiscal year-ended September 30, 1994. The investment Advisor did not waive any fees during these periods.

     For the periods indicated below, the advisory fees paid to the former Advisor by the predecessor portfolio of the Stagecoach Treasury Money Market Fund were as shown below. These amounts reflect voluntary fee waivers and expense reimbursements by the Advisor. Prior to October 1, 1994, all of these fees were, in turn, paid by the Advisor to its affiliates who served as investment sub-Advisors during the periods indicated.

                                Six-Month
     Year-ended                Period Ended           Year-ended
       9/30/95                   9/30/94                3/31/94
---------------------           --------               --------
     $1,160,424                 $454,029               $900,919

     Stagecoach National Tax-Free Money Market Fund.  Prior to the
     ----------------------------------------------
Consolidation, the Stagecoach National Tax-Free Money Market Fund invested all of its assets into a corresponding Master Portfolio of MIT and did not retain an investment Advisor. Wells Fargo Bank served as investment Advisor to the Master Portfolio in which the Fund invested and was entitled to receive a monthly fee at the annual rate of 0.30% of the Master Portfolio's average daily net assets.

     For the period begun April 2, 1996 (commencement of operations) and ended September 30, 1996, the Stagecoach National Tax-Free Money Market Fund paid to Wells Fargo Bank $76,987 in advisory fees, and $10,704 in advisory fees were waived during this period.

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISOR.  As of May 1, 1998, Wells Capital Management
     ----------------------
("WCM") serves as sub-advisor to the Funds. As sub-advisor, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets, furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds, and furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request. As compensation for sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $960 million of each Fund's average daily net assets and 0.04% of net assets over $960 million.

     General.  Each Fund's Sub-Advisory Contract will continue in effect for
     -------
more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or (ii) by the Company's Board of

Directors, including a majority of the Directors of the Company who are not parties to the Sub-Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Sub-Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     ----------------------------------
Bank as Administrator and Stephens Inc. ("Stephens") as Co-Administrator on behalf of each Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and
(ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, the Administrator and Co-Administrator were entitled to receive a monthly fee of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     Except as described below, prior to February 1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     For the period indicated below, the Funds paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                                                                      Six-Month
                                                                                     Period Ended
                                                                                       3/31/97
                                                                                       --------
                 Fund                               Total               Wells Fargo                 Stephens
                 ----                               -----               -----------                 --------
Stagecoach California Tax-Free Money Market        $253,836              $ 50,767                    $203,069
Stagecoach Government Money Market                 $ 15,761              $  3,152                    $ 12,609
Stagecoach Money Market                            $980,282              $196,056                    $784,226
Stagecoach National Tax-Free Money Market          $  3,744              $    749                    $  2,995
Stagecoach Treasury Money Market                   $483,198              $ 96,640                    $386,558
Stagecoach 100% Treasury Money Market                 N/A                   N/A                         N/A

     Stagecoach California Tax-Free Money Market and Stagecoach Money Market
     -----------------------------------------------------------------------
Funds.  For the nine-month period ended September 30, 1996 and the fiscal years-
-----
ended December 31, 1995 and 1994, the Stagecoach California Tax-Free Money Market and Stagecoach Money Market Funds paid to Stephens the dollar amounts of administration fees indicated below. Stephens, as sole Administrator during these periods, was entitled to receive a monthly fee at the annual rate of 0.03% of each Fund's average daily net assets.

                                                                Nine-Month
                                                               Period Ended      Year-ended          Year-ended
                       Fund                                      9/30/96          12/31/95            12/31/94
                       ----                                     --------         ---------           ---------
Stagecoach California Tax-Free Money Market                     $245,966         $ 292,095           $ 247,666
Stagecoach Money Market                                         $872,577         $ 954,713           $ 306,209

     Stagecoach Government Money Market and Stagecoach Treasury Money Market
     -----------------------------------------------------------------------
Funds.  The Pacifica Government Money Market and Treasury Money Market Funds
-----
were reorganized as the Company's Government Money Market and Treasury Money Market Funds on September 6, 1996. Prior to September 6, 1996, the Administrator, Furman Selz LLC ("Furman Selz"), of the Pacifica predecessor portfolios provided management and administration services necessary for the operation of such Funds, pursuant to an Administrative Services Contract. For these services, Furman Selz was entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the predecessor portfolios.

     The predecessor portfolio of the Stagecoach Treasury Money Market Fund was administered through April 14, 1996 by the Dreyfus Corporation ("Dreyfus"), at the annual rate of 0.10% of the Fund's average daily net assets.

     The table below reflects the net amounts paid, and the amounts waived, for administration services by the Funds to Stephens, as sole Administrator to the Funds, for the period begun

September 6, 1996 and ended September 30, 1996. During this time, Stephens was entitled to receive a fee, payable monthly, at the annual rate of 0.05% of each Fund's average daily net assets. The table also reflects the net administration fees paid to the respective former Administrators of the predecessor portfolios during the period begun October 1, 1995 and ended September 5, 1996. During the fiscal years-ended September 30, 1995 and September 30, 1994, Furman Selz was entitled to receive administration services fees and waived administration fees in the amounts indicated below. During the fiscal years-ended September 30, 1996, September 30, 1995 and the six-month period ended September 30, 1994 and the administration fees paid to the Dreyfus Corporation by the Stagecoach Treasury Money Market Fund are listed below.


                                         Year-ended         Year-ended        Year-ended
                                           9/30/96           9/30/95           9/30/94
                                          ----------         --------          --------
                                       Fees      Fees     Fees     Fees      Fees      Fees
         Fund                          Paid     Waived    Paid    Waived     Paid     Waived
        -------                     ----------  ------  --------  -------  --------   -------
Stagecoach Government               $  120,179      $0  $255,512  $25,550  $295,228   $29,523
  Money Market
Stagecoach Treasury                 $1,745,759      $0  $921,886  $     0  $347,499*  $     0
  Money Market

____________________
 * The amount indicated reflects fees for the period of March 31, 1994 to September 30, 1994.

     Stagecoach National Tax-Free Money Market Fund.  For the period begun April
     ----------------------------------------------
2, 1996 and ended September 30, 1996, Stephens served as sole Administrator to the Stagecoach National Tax-Free Money Market Fund, and received $731 in administration fees. Stephens was entitled to receive a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets for such services.

     DISTRIBUTOR.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as Distributor for the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class A shares. The Plans were adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Non-Interested Directors").

     Under the Plans and pursuant to the related Distribution Agreement, the Funds may pay Stephens the amounts listed below as compensation for distribution-related services or as reimbursement for distribution-related services. The fees are expressed as a percentage of the average daily net assets attributable to each Class or Fund.

                     Fund                                           Fee
                     ----                                           ---
Stagecoach Government Money Market                                  0.05%
Stagecoach National Tax-Free Money Market                           0.05%
Stagecoach Treasury Money Market                                    0.05%
Stagecoach 100% Treasury Money Market                               0.05%

     The actual fee payable to the Distributor by the above-indicated Funds is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Under the Plans in effect for the Class A shares of the Stagecoach California Tax-Free Money Market and Stagecoach Money Market Funds, each Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and promotional materials to prospective Fund shareholders by paying on an annual basis up to 0.05% of the respective Fund's average daily net assets attributable to Class A shares. The Plans for the Class A shares of these Funds provide only for reimbursement of actual expenses.

     For the six-month period ended March 31, 1997, the Funds' Distributor received the following fees for the distribution-related services, as set forth below, under each Fund's Plan:

                                                         Printing &
                                                          Mailing             Marketing         Compensation to
             Fund                      Total             Prospectus           Brochures           Underwriters
             ----                      -----             ----------           ---------           ------------
Stagecoach California Tax-Free
 Money Market                         $155,752             $ 70,417            $ 85,335                N/A

Stagecoach Government
  Money Market                        $  5,810             $  3,575            $  2,235                N/A

Stagecoach Money                      $489,563             $222,858            $266,705                N/A
  Market

Stagecoach National Tax-



                                                         Printing &
                                                          Mailing             Marketing         Compensation to
             Fund                      Total             Prospectus           Brochures           Underwriters
             ----                      -----             ----------           ---------           ------------
  Free Money Market                   $  3,823             $  3,659            $    165                 N/A

Stagecoach Treasury Money
 Market                               $  5,013             $  3,619            $  1,395                 N/A


Stagecoach 100% Treasury Money           N/A                  N/A                 N/A                   N/A
 Market

     Stagecoach California Tax-Free Money Market and Stagecoach Money Market
     -----------------------------------------------------------------------
Funds:  For the period ended September 30, 1996, the Funds' Distributor received
-----
the following fees for distribution-related services, as set forth below, under each Fund's Plan:


                                                         Printing &
                                                          Mailing             Marketing         Compensation to
             Fund                      Total             Prospectus           Brochures           Underwriters
             ----                      -----             ----------           ---------           ------------
Stagecoach California
  Tax-Free Money Market               $188,355            $39,668              $148,687                N/A

Stagecoach Money
  Market
    Class A                           $383,963            $24,454              $359,509                N/A

     Stagecoach Government Money Market and Stagecoach Treasury Money Market
     -----------------------------------------------------------------------
Funds.  The Stagecoach Government Money Market and Stagecoach Treasury Money
-----
Market Funds, for the year-ended September 30, 1996, paid the Distributor $29,161 for the Stagecoach Government Money Market Fund and $13,064 for the Stagecoach Treasury Money Market Fund in distribution-related fees for expense reimbursement under each Fund's Plan for Class A shares.

     Prior to September 6, 1996, PFD, a subsidiary of Furman Selz, served as principal underwriter for the shares of the predecessor portfolios pursuant to a Distribution Contract as of October 1, 1995. The figures in the table above reflect amounts paid to PFD through September 5, 1996, and amounts paid to Stephens from September 6 to September 30, 1996.

     Under a distribution plan adopted for the Stagecoach Government Money Market and Stagecoach Treasury Money Market predecessor portfolios, Pacifica, on behalf of the predecessor portfolios, paid directly or reimbursed PFD monthly for costs and expenses of marketing their shares.

     Stagecoach National Tax-Free Money Market Fund.  For the period begun April
     ----------------------------------------------
2, 1996 and ended September 30, 1996, the Stagecoach National Tax-Free Money Market Fund's Distributor received $144 in distribution-related fees as reimbursement for promotional materials.

     For the periods indicated above, WFSI and its registered representatives received no compensation under each Fund's Plan.

     General.  Each Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plans also must be approved by such vote of the Directors and Non-Interested Directors. Such Agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plans may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Plans require that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plans. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Directors has concluded that the Plans are reasonably likely to benefit the Funds and their shareholders because the Plans authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     SHAREHOLDER SERVICING AGENT.  The Funds have approved a Shareholder
     ---------------------------
Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank, on behalf of the Class A shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Company's Board of Directors and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.


                   Fund                                       Fee
                   ----                                       ---
     Stagecoach California Tax-Free Money Market             0.30%
     Stagecoach Government Money Market                      0.25%
     Stagecoach Money Market                                 0.30%
     Stagecoach National Tax-Free Money Market               0.25%
     Stagecoach Treasury Money Market                        0.30%
     Stagecoach 100% Treasury Money Market                   0.30%

     For the periods indicated below, the dollar amounts of shareholder servicing fees paid by the Funds to Wells Fargo Bank or its affiliates were as follows:


                                                                        Six-Month                    Nine-Month
                                                                      Period Ended                  Period Ended
                  Fund                                                   3/31/97                      9/30/96
                  ----                                                   -------                      -------
Stagecoach California Tax-Free Money Market                             $1,914,675                   $  344,032
Stagecoach Money Market                                                 $6,287,325                   $7,594,481
Stagecoach Government Money Market                                      $   73,835                   $  155,369
Stagecoach National Tax-Free Money Market                               $        0                   $        0
Stagecoach Treasury Money Market                                        $   68,907                   $  153,899
Stagecoach 100% Treasury Money Market                                          N/A                          N/A

     Stagecoach Government Money Market and Stagecoach Treasury Money Market
     -----------------------------------------------------------------------
Funds.  For the period begun October 1, 1995 and ended September 5, 1996, and
-----
under
similar service agreements, payments were made to First Interstate Bancorp for the Stagecoach Government Money Market and Stagecoach Treasury Money Market Funds, except that for the same period, and under similar service agreements with certain institutions, including affiliates of FICM, payments were made to various institutions for the Stagecoach Treasury Money Market Fund. For the period begun September 6, 1996 and ended September 30, 1996, shareholder servicing fees were paid to Wells Fargo Bank or its affiliates.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and the Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Wells Fargo Bank acts as Custodian for each Fund.  The
     ---------
Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank receives a net asset-based fee charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also provides portfolio accounting services under the Custody Agreement, and receives fees for such services as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of a Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.

     For the six-month period ended March 31, 1997, the Funds did not pay any compensation for custody services to Wells Fargo Bank.

     Stagecoach California Tax-Free Money Market, Stagecoach Money Market and
     ------------------------------------------------------------------------
Stagecoach National Tax-Free Money Market Funds.  For the nine-month period
-----------------------------------------------
ended September 30, 1996, the Stagecoach California Tax-Free Money Market, Stagecoach Money Market and Stagecoach National Tax-Free Money Market Funds did not pay any custody fees to Wells Fargo Bank.

     Stagecoach Government Money Market and Stagecoach Treasury Money Market
     ------------------------------------------------- ---------------------
Funds.  FICAL, located at 707 Wilshire Blvd., Los Angeles, California 90017,
-----
acted as Custodian to the Pacifica Government Money Market and Treasury Money Market Funds. FICAL was entitled to receive a fee from Pacifica, computed daily and payable monthly, at the annual rate of 0.021% of the first $5 billion in aggregate average daily net assets of the Funds; 0.0175% of the next $5 billion in aggregate average daily net assets of the Funds; and 0.015% of the aggregate average daily net assets of the Funds in excess of $10 billion.

     For the period begun October 1, 1995 and ended September 5, 1996, the custody fees paid to FICAL, and for the period begun September 6, 1996 and to FICAL, and for the period begun September 6, 1996 and ended September 30, 1996, the custody fees paid to Wells Fargo Bank were as follows:

                                                      Year-ended
                                                       9/30/96
            Fund                                       -------
            ----
Stagecoach Government Money Market                     $ 18,315
Stagecoach Treasury Money Market                       $252,183

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Funds. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.10% of each Fund's average daily net assets of Class A shares.

     For the six-month period ended March 31, 1997, the Funds did not pay any compensation for transfer and dividend disbursing agency services to Wells Fargo Bank.

     For the nine-month period ended September 30, 1996, the Stagecoach Money Market, Stagecoach California Tax-Free Money Market and Stagecoach National Tax-Free Money Market Funds did not pay any compensation for transfer and dividend disbursing agency services.

     Stagecoach Government Money Market and Stagecoach Treasury Money Market
     -----------------------------------------------------------------------
Funds.  Under the prior transfer agency agreement for the Stagecoach Government
-----
Money Market Fund and Stagecoach Treasury Money Market Fund, Wells Fargo Bank was entitled to receive monthly payments at the annual rate of 0.07% of the average daily net assets of the Class A shares of each such Fund, as well as reimbursement for all reasonable out-of-pocket expenses. Furman Selz acted as Transfer Agent for the predecessor portfolios. Pacifica compensated Furman Selz for providing personnel and facilities to perform transfer agency related services for Pacifica at a rate intended to represent the cost of providing such services.

     Stagecoach Money Market and Stagecoach California Tax-Free Money Market
     -----------------------------------------------------------------------
Funds.  For its services as Transfer and Dividend Disbursing Agent for the
-----
Stagecoach Money Market and Stagecoach California Tax-Free Money Market Funds' Class A shares, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.10% of each Fund's average daily net assets for Class A shares. Under the prior transfer agency agreement, Wells Fargo Bank was entitled to receive a per account fee plus transaction fees and reimbursement of out-of-pocket expenses, with a minimum of $3,000 per month per Fund, unless net assets of the

Fund were under $20 million. For as long as a Fund's assets remained under $20 million, the Fund was not charged any transfer agency fees.

     UNDERWRITING COMMISSIONS.  The Funds do not assess any front-end sales
     ------------------------
loads or contingent deferred sales charges in connection with the purchase and redemption of shares, and therefore pay no underwriting commissions to the Distributor.


                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year.

     Performance shown or advertised for the Class A shares of the Stagecoach Government Money Market Fund for periods prior to September 6, 1996, reflects performance of the Pacifica Government Money Market Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Government Money Market Fund.

     Performance shown or advertised for the Class A shares of the Stagecoach Treasury, Money Market Fund for periods prior to September 6, 1996, reflects performance of the Service Class shares of the Pacifica Treasury Money Market Fund, a predecessor portfolio with the same investment objective and policies and the Stagecoach Treasury Money Market Fund.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Average Annual Total Return for the Applicable Period Ended September 30,
     -------------------------------------------------------------------------
1997
----

                                                                         Five          Three          One
                  Fund                                Inception          Year           Year          Year
                  ----                                ---------          ----           ----          ----
Stagecoach California Tax-Free Money Market             2.63%            2.58%          2.97%         2.88%
Stagecoach Government Money Market                      5.35%            4.15%          4.94%         4.79%
Stagecoach Money Market                                 4.14%            4.21%          5.01%         4.92%
Stagecoach National Tax-Free Money Market               2.93%             N/A           N/A           2.88%
Stagecoach Treasury Money Market                        5.49%            4.18%          5.07%         4.98%
Stagecoach 100% Treasury Money Market                    N/A              N/A             N/A           N/A

     CUMULATIVE TOTAL RETURN:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Cumulative Total Return for the Applicable Period Ended September 30, 1997
     --------------------------------------------------------------------------

                                                                         Five          Three
               Fund                                   Inception          Year           Year
               ----                                   ---------          ----           ----
Stagecoach California Tax-Free Money Market            16.11%            13.61%         9.17%
Stagecoach Government Money Market                     63.59%            22.56%        15.57%
Stagecoach Money Market                                23.76%            22.89%        15.78%
Stagecoach National Tax-Free Money Market               4.43%             N/A            N/A
Stagecoach Treasury Money Market                       89.86%            22.72%        15.99%
Stagecoach 100% Treasury Money Market                    N/A               N/A            N/A

     YIELD CALCULATIONS:  The Funds may, from time to time, include their
     ------------------
yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/ -1]
                                      -----
                                       Cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     TAX-EQUIVALENT YIELD:  Quotations of tax-equivalent yield for a Tax-Free
     --------------------
Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD = ( E ) + t
                                                ---
                                            1 - p
                           E = Tax-exempt yield
                           p = stated income tax rate
                           t = taxable yield

     EFFECTIVE YIELD:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Seven-Day Yield = [(Base Period Return +1)365/7]-1

            Yield for the Applicable Period Ended September 30, 1997
            --------------------------------------------------------

                                          Seven-Day      Seven-Day         Seven-Day                     Thirty-Day
                              Seven-Day   Effective   Tax-Equivalent    Tax-Equivalent    Thirty-Day   Tax-Equivalent
         Fund                   Yield       Yield         Yield/1/     Effective Yield/1/   Yield         Yield/1/
         ----                   -----       -----         --------     -----------------     -----      --------------
Stagecoach California
 Tax-Free Money Market           3.21%       3.26%          5.97%           6.06%             2.94%           5.47%
Stagecoach Government Money
 Market                          4.87%       4.99%          N/A              N/A              4.82%           8.97%

Stagecoach Money Market          4.97%       5.09%          N/A              N/A              4.96%           9.23%
Stagecoach National
 Tax-Free Money Market           3.23%       3.28%          4.49%           4.56%             3.00%           4.17%

Stagecoach Treasury Money
 Market                          4.86%       4.98%           N/A              N/A             4.96%           9.23%

Stagecoach 100% Treasury          N/A         N/A            N/A              N/A              N/A             N/A
 Money Market

--------------------
/1/ Based on a combined state and federal income tax rate of 46.24%, except for the Stagecoach National Tax-Free Money Market Fund which is based on a federal tax rate of 28.00%.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Company may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds.
These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1998, Wells Fargo Bank and its affiliates provided investment Advisory services for approximately [$62] billion of assets of individual, trusts, estates and institutions and [$23] billion of mutual fund assets.

     The Company also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information

Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Class A shares of the Stagecoach Government Money Market, Stagecoach Treasury Money Market and Stagecoach Money Market Funds is determined as of 12:00 noon and 1:00 p.m. (Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Net asset value per share for the Class A shares of the Stagecoach 100% Treasury, Stagecoach California Tax-Free Money Market and Stagecoach National Tax-Free Money Market Funds is determined as of 9:00 a.m. and 1:00 p.m. (Pacific time) on each day the NYSE is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day a Fund is open for business (a "Business Day"). The Funds are open Monday through Friday and are closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Purchase orders for Class A shares of the Stagecoach Money Market, Stagecoach Government Money Market and Stagecoach Treasury Money Market Funds received before 12:00 Noon (Pacific time) are processed at 12:00 Noon on that Business Day.

Purchase orders received after 12:00 Noon are processed at 12:00 Noon the next Business Day. Purchase orders for shares of the Stagecoach California Tax-Free Money Market, Stagecoach National Tax-Free Money Market and Stagecoach 100% Treasury Money Market Funds received before 9:00 a.m. (Pacific time) are processed at 9:00 a.m. on that Business Day. Purchase orders received after 9:00 a.m. are processed at 9:00 a.m. the next Business Day. Transaction orders that are received prior to 1:00 p.m. through shareholder servicing agents in connection with automated investment programs are processed at 1:00 p.m. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than 12:00 Noon.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

                            PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Brokerage Commissions.  The Funds did not pay any brokerage commissions on
     ---------------------
portfolio transactions for the nine-month period ended September 30, 1996 and the six-month period ended March 31, 1997.

     Securities of Regular Broker/Dealers.  As of March 31, 1997, the Funds
     ------------------------------------
owned securities of their "regular brokers or dealers" or their parents, as defined in the Act as follows:

Fund                                 Broker/Dealers                 Amount
----                                 --------------                 ------
Stagecoach California Tax-Free       None                           None
 Money Market

Stagecoach Money Market              Goldman Sachs & Co.            $324,580,500
                                     Merrill Lynch                  $244,186,473
                                     J.P. Morgan Securities         $ 56,309,000
                                     Morgan Stanley                 $ 24,466,000

Stagecoach Government                 Goldman Sachs & Co.           $  8,280,000
  Money Market                        J.P. Morgan Securities        $  9,160,000

Stagecoach National Tax-Free Money    None                          None
 Market

Stagecoach Treasury Money             Goldman Sachs & Co.           $172,575,000
  Market                              J.P. Morgan Securities        $232,766,000
                                      Morgan Stanley                $156,530,000

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.


                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied to each Fund, rather than to the Company as a whole. In addition, net capital gain, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Funds for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Funds at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Funds held the debt obligation.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     The Taxpayer Relief Act of 1997 (the "1997 Act") created several new categories of capital gains applicable to noncorporate taxpayers. Under prior law, noncorporate taxpayers were generally taxed at a maximum rate of 28% on net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss). Noncorporate taxpayers are now generally taxed at a maximum rate of 20% on net capital gain attributable to gains realized on the sale of property held for greater than 18 months, and a maximum rate of 28% on net capital gain attributable to gain realized on the sale of property held for greater than one year and not more than 18 months. The 1997 Act retains the treatment of short term capital gain or loss (generally, gain or loss attributable to capital assets held for 1 year or less) and did not affect the taxation of capital gains in the hands of corporate taxpayers.

     Under the 1997 Act, the Treasury is authorized to issue regulations for application of the reduced capital gains tax rates to pass-through entities, including regulated investment companies, such as the Funds. The Internal Revenue Service has published a notice describing temporary Regulations to be issued pursuant to such authority, permitting the application of the reduced capital gains tax rates to pass-through entities such as the Funds. Under the Regulations to be issued, if a regulated investment company designates a dividend as a capital gain dividend for a taxable year ending on or after May 7, 1997, then such regulated investment company may also designate the dividends as one of two classes: a 20% rate gain distribution, or a 28% rate gain distribution. Thus, noncorporate shareholders of the Funds may qualify for the reduced rate of tax on capital gain dividends paid by the Funds, subject only to the limitation as to the maximum amounts which may be designated in each class. Such maximum amount for each class is determined by performing the computation required by Section 1(h) of the Code as if the Fund were an individual whose ordinary income is subject to a marginal rate of at least 28%.

     Other Distributions.  Although dividends will be declared daily based on
     -------------------
each Fund's daily earnings, for federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year a Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that each Fund's net income, on an annual basis, will equal the dividends declared during the year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to
     --------------------------
redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations had been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a credit or refund on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS. Foreign shareholders of the Funds (described below) are generally not subject to backup withholding.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by a Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. income tax withholding (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. residents will apply. Distributions of net capital gain are generally not subject to U.S. income tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Special Tax Considerations for Stagecoach California Tax-Free Money Market
     --------------------------------------------------------------------------
Fund and Stagecoach National Tax-Free Money Market Fund.
-------------------------------------------------------

General

     The Stagecoach California Tax-Free Money Market Fund and Stagecoach National Tax-Free Money Market Fund intend that at least 50% of the value of their total assets at the close of each quarter of their taxable years will consist of obligations, the interest on which is exempt from federal income tax, so that they will qualify under the Code to pay "exempt-interest dividends."
The portion of total dividends paid by the Funds with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Long-term and/or short-term capital gain distributions will not constitute exempt-interest dividends and will be taxed as capital gain or ordinary income dividends, respectively. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by a Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that the Stagecoach California Tax-Free Money Market Fund or Stagecoach National Tax-Free Money Market Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Funds. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing Stagecoach California Tax-Free Money Market Fund or Stagecoach National Tax-Free Money Market Fund shares. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their AMT. With respect to a corporate shareholder of such Funds, exempt-interest dividends paid by a Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their own tax advisors.

     Shares of the Stagecoach California Tax-Free Money Market Fund or Stagecoach National Tax-Free Money Market Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from such Funds. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.

Stagecoach California Tax-Free Money Market Fund

     Individuals, trusts and estates resident in California will not be subject to California personal income tax on dividends from the Stagecoach California Tax-Free Money Market Fund that represent tax-exempt interest paid on municipal obligations of the State of California, its political subdivisions, direct obligations of the U.S. government and certain other issuers, including Puerto Rico, Guam, and the U.S. Virgin Islands. Such individuals, trusts and estates will be subject to California personal income tax on other distributions received from the Stagecoach California Tax-Free Money Market Fund, including distributions of interest on municipal obligations issued by other issuers and all capital gains.

     Except as noted above with respect to California personal income taxation of individuals, trusts and estates resident in California, dividends and distributions from the Stagecoach California Tax-Free Money Market Fund may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     Shareholders of the Stagecoach California Tax-Free Money Market Fund should consult their own tax advisors about other state and local tax consequences of their investments in the Fund, including consequences to California part-year residents, which may be different than the federal income tax consequences of such investments. The Company makes no representations as to California state and local taxes that may be imposed on a corporate investor in the Stagecoach California Tax-Free Money Market Fund and encourages such investors to consult with their own tax advisors.

Stagecoach National Tax-Free Money Market Fund

     Investors are advised to consult their tax advisors concerning the application of state and local taxes, which may have different consequences from those under federal income tax law.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by a Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in a Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.


                                 CAPITAL STOCK

     The Funds are six of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of over thirty funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-
1) that are allocated to a particular class. Please contact Stagecoach Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below as of [JUNE 30], 1998, is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.


                        5% OWNERSHIP AS OF JUNE 30, 1998

                                [TO BE UPDATED]


                                      NAME AND                   CLASS; TYPE      PERCENTAGE   PERCENTAGE
         Fund                          ADDRESS                   OF OWNERSHIP      OF CLASS      OF FUND
         ----                          -------                   ------------      --------     ----------
STAGECOACH CALIFORNIA    Wells Fargo Bank                     Class A                  89.39%       89.39%
 TAX-FREE MONEY MARKET   P.O. Box 7066                        Beneficially Owned
                         San Francisco, CA  94120


STAGECOACH MONEY MARKET  Wells Fargo Bank                     Class A                  93.38%       80.46%
                         P.O. Box 7066                        Beneficially Owned
                         San Francisco, CA  94120

STAGECOACH GOVERNMENT    Wells Fargo Bank (Trustee)           Class A                  35.74%       35.74%
MONEY MARKET             Choicemaster                         Record Holder
                         Attn: Mutual Funds A88-4
                         P.O. Box 9800
                         Calabasas, CA  91372

                         First Interstate Bank of California  Class A                  27.61%       27.61%
                         Attn: Fund Accounting ACM Desk       Record Holder
                         26610 W. Agoura Road
                         Calabasas, CA  91302

                         Hare & Co.                           Class A                  23.65%       23.65%
                         Bank of New York                     Record Holder
                         One Wall Street, Second Floor
                         Attn:  STIF/Master Note
                         New York, NY  10005
                         Virg & Co.                           Class A                  67.36%        1.65%
                         Attn:  MF Dept. A88-4                Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372

                         Hare & Co.                           Class A                   7.72%        0.19%
                         Bank of New York                     Record Holder
                         One Wall Street, Second Floor
                         Attn:  STIF/Master Note
                         New York, NY  10005

STAGECOACH NATIONAL      Wells Fargo Bank                     Class A                  83.01%       83.01%
 TAX-FREE MONEY          P.O. Box 7066                        Beneficially Owned
 MARKET MUTUAL           San Francisco, CA  94120

                         Stephens Inc.                        Class A                   8.07%        8.07%
                         111 Center Street                    Record Holder
                         Little Rock, AR  72201

STAGECOACH 100%          Stephens Inc.                        Class A                    100%          50%
 Treasury Money          111 Center Street                    Record Holder
 Market                  Little Rock, AR  72201


     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

       The Company's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                             INDEPENDENT AUDITORS

       KPMG Peat Marwick LLP has been selected as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

       The portfolio of investments and unaudited financial statements for the six-month period ended September 30, 1997, are hereby incorporated by reference to the Company's Semi-Annual Reports as filed with the SEC on December 5, 1997.

       The portfolio of investments, audited financial statements and independent auditors' report for the Funds for the fiscal period ended March 31, 1997 are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.

       Annual and Semi-Annual Reports may be obtained by calling 1-800-222-8222.

                                   APPENDIX

       The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds
-----------------------------

       Moody's:  The four highest ratings for corporate and municipal bonds are
       -------
"Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

       S&P:  The four highest ratings for corporate and municipal bonds are
       ---
"AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes
---------------

       Moody's:  The highest ratings for state and municipal short-term
       -------
obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

       S&P:  The "SP-1" rating reflects a "very strong or strong capacity to pay
       ---
principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper
----------------------------------------

       Moody's:  The highest rating for corporate and municipal commercial paper
       -------
is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

       S&P:  The "A-1" rating for corporate and municipal commercial paper
       ---
indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes
---------------

       S&P:  The two highest ratings for corporate notes are "SP-1" and "SP-2."
       ---
The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                            WELLS FARGO FUNDS, INC.

                           Telephone:  1-800-260-5969

                      STATEMENT OF ADDITIONAL INFORMATION
                              Dated August 1, 1998

                       STAGECOACH PRIME MONEY MARKET FUND
                     STAGECOACH TREASURY MONEY MARKET FUND
                   STAGECOACH 100% TREASURY MONEY MARKET FUND

                                 SERVICE CLASS


     Wells Fargo Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three funds in the Stagecoach Family of Funds (each a "Fund" and collectively, the "Funds") -- the STAGECOACH PRIME MONEY MARKET, STAGECOACH TREASURY MONEY MARKET and STAGECOACH 100% TREASURY MONEY MARKET FUNDS. This SAI relates to the Service Class shares of each Fund.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 1, 1998. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-260-5969 or writing to Wells Fargo Funds, Inc., P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                  Page
                                                  ----

Historical Fund Information.....................     1

Investment Restrictions.........................     1

Additional Permitted Investment Activities......     3

Risk Factors....................................    11

Management......................................    13

Performance Calculations........................    22

Determination of Net Asset Value................    27

Additional Purchase and Redemption Information..    28

Portfolio Transactions..........................    29

Fund Expenses...................................    31

Federal Income Taxes............................    31

Capital Stock...................................    35

Other...........................................    38

Independent Auditors............................    39

Financial Information...........................    39

Appendix........................................   A-1


                          HISTORICAL FUND INFORMATION

     Effective as of the date of this SAI, the Company and each Fund changed their names as follows. The name of the Company was changed from "Stagecoach Funds, Inc." to "Wells Fargo Funds, Inc." With respect to the Funds, the word "Stagecoach" was added to the front of each Fund name as indicated on the cover page of this SAI.

     The Stagecoach Prime Money Market Fund commenced operations on April 30, 1981, as Pacific American Liquid Assets, Inc. It was reorganized as the Pacific American Money Market Portfolio, a portfolio of the Pacific American Funds, on October 1, 1985. The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American Money Market Portfolio, a portfolio of Pacifica Funds Trust ("Pacifica"). In July 1995, the Fund was renamed the Pacifica Prime Money Market Fund. On September 6, 1996, the Pacifica Prime Money Market Fund was reorganized as the Company's Stagecoach Prime Money Market Fund.

     The Stagecoach Treasury Money Market Fund commenced operations on October 1, 1985, as the Short-Term Government Fund of the Pacifica American Funds. The Fund operated as a portfolio of the Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the Company's Stagecoach Treasury Money Market Fund.

     The Stagecoach 100% Treasury Money Market Fund commenced operations on August 1, 1998.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Stagecoach Prime Money Market, Stagecoach Treasury Money Market and Stagecoach 100% Treasury Money Market Funds may not:

     (1) purchase common stocks and voting securities (including state, municipal or industrial revenue bonds) except for securities of other investment companies;

     (2) borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds will not purchase securities while their borrowings (including reverse repurchase agreements) in excess of 5% of their total assets are outstanding. As a matter of non-fundamental policy, each Fund intends to limit its investments in reverse repurchase agreements to no more than 20% of its total assets;

     (3) mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of one-third of the value of each such Fund's total assets at the time of its borrowing. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this investment restriction;

     (4) purchase securities on margin, except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions; or make short sales of securities or, maintain a short position;

     (5)  write put or call options;

     (6) underwrite the securities of other issuers, except as each such Fund may be deemed to be an underwriter in connection with the purchase or sale of portfolio instruments in accordance with its investment objective and portfolio management policies;

     (7)  invest in companies for the purpose of exercising control;

     (8) make loans, except that each such Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into loans of portfolio securities and repurchase agreements;

     (9) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or where otherwise permitted by the 1940 Act; nor

     (10) lend their portfolio securities in excess of one-third of the value of their total assets.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, a Fund's investment in such securities currently is limited to , subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate.

Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

     (4) Each Fund may lend securities from its portfolios to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of such Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.


                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Stagecoach Prime Money Market Fund may purchase asset-backed securities, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     Bank Obligations
     ----------------

     The Stagecoach Prime Money Market Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Commercial Paper
     ----------------

     The Stagecoach Prime Money Market Fund may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds, except the Stagecoach 100% Treasury Money Market Fund, may purchase floating- and variable-rate obligations. Each Fund may purchase floating- and variable-rate demand notes and bonds. These obligations may have stated maturities in excess of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. Wells Fargo Bank, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Foreign Obligations
     -------------------

     The Stagecoach Prime Money Market Fund may invest up to 25% of its assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although each Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds, except the Stagecoach 100% Treasury Money Market Fund, may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may hold up to 10% of its net assets in illiquid securities.

     Letters of Credit
     -----------------

     Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Stagecoach Prime Money Market Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Loans of Portfolio Securities
     -----------------------------

     The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one third of the total assets of a particular Fund.

     A Fund will earn income for lending its securities because cash collateral pursuant to such loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest and fees earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with Wells Fargo Bank, Stephens Inc. or any of their affiliates.

     Mortgage-Backed Securities
     --------------------------

     The Stagecoach Prime Money Market Fund may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which generally have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

     There are risks inherent in the purchase of mortgage-backed securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lesser or greater rate than expected. To the extent that advisor's assumptions about prepayments are inaccurate, these securities may expose the Funds, to significantly greater market risks than expected.

     Municipal Bonds
     ---------------

     The Stagecoach Prime Money Market Fund may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. The Fund may not invest more than 20% of its assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

     Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share.

     Other Investment Companies
     --------------------------

     The Funds, except the Stagecoach 100% Treasury Money Market Fund, may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and
(iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Repurchase Agreements
     ---------------------

     Each Fund, except the Stagecoach 100% Treasury Money Market Fund, may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Borrowing and Reverse Repurchase Agreements. The Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of their net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Unrated and Downgraded Investments
     ----------------------------------

     The Stagecoach Prime Money Market Fund may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, the investment advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Fund. The Fund may purchase unrated instruments only if they are purchased in accordance with the Fund's procedures adopted by Company's Board of Directors in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Directors has determined that disposal of the portfolio security would not be in the best interests of the Fund. To the extent the ratings given by Moody's Investors Service, Inc. ("Moody's) or Standard & Poor's Ratings Group ("S&P") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------

     The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). The Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund may invest only in U.S. Government obligations issued or guaranteed by the U.S. Treasury. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     The Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund may invest only in obligations issued or guaranteed by the U.S. Treasury such as bills, notes, bonds and certificates of indebtedness ("U.S. Treasury obligations"). The Stagecoach Treasury Money Market Fund may invest in notes and repurchase agreements collateralized or secured by such obligations[, WHEREAS THE STAGECOACH 100% TREASURY MONEY MARKET FUND MAY NOT.] U.S. Treasury notes, bills and bonds differ mainly in the length of their maturity. The U.S. Treasury obligations in which the Funds invest may also include "U.S. Treasury STRIPS," interests in U.S. Treasury obligations reflected in the Federal Reserve-Book Entry System that represent ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. U.S. Treasury Strips are "stripped securities." Stripped securities are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are paid to investors. The Stagecoach Treasury Money Market and [, STAGECOACH 100% TREASURY MONEY MARKET] Funds may invest in U.S. Treasury STRIPS.

     The Funds may attempt to increase yields by trading to take advantage of short-term market variations. This policy could result in high portfolio turnover, which should not adversely affect the Funds since they do not ordinarily pay brokerage commissions on the purchase of short-term debt obligations.

     Nationally Recognized Statistical Ratings Organizations ("NRSROs")
     ------------------------------------------------------------------

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The payment of principal and interest on debt securities purchased by the Funds depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to industrial development bonds which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.

                                  RISK FACTORS

     Investments in a Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured or guaranteed against loss of principal. Therefore, you should be willing to accept some risk with money you invest in a Fund. Although the Funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. The Funds may not achieve as high a level of current income as other mutual funds that do not limit their investment to the high credit quality instruments in which the Funds invest. As with all mutual funds, there can be no assurance that a Fund will achieve its investment objective.

     The Funds, under the 1940 Act, must comply with certain investment criteria designed to provide liquidity, reduce risk, and allow the Funds to maintain a stable net asset value of $1.00 per share. The Funds' dollar-weighted average portfolio maturity must not exceed 90 days. Any security that a Fund purchases must have a remaining maturity of not more than 397 days (13 months). In addition, any security that a Fund purchases must present minimal credit risks and be of "high quality," or in the case of the Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund, be of the "highest quality." "High quality" means to be rated in the top two rating categories and "highest quality" means to be rated only in the top rating category, by the requisite NRSROs or, if unrated, determined to be of comparable quality to such rated securities by Wells Fargo Bank, as the Funds' investment advisor, under guidelines adopted by the Board of Directors of the Company.

     Each Fund seeks to reduce risk by investing its assets in securities of various issuers and the Prime Money Market Fund is considered to be diversified for purposes of the 1940 Act. In addition, the Funds emphasize safety of principal and high credit quality. In particular, the internal investment policies of the investment advisor prohibit the purchase of many types of floating-rate derivative securities that are considered potentially volatile. The following types of derivative securities ARE NOT permitted investments for the Funds:

        * capped floaters (on which interest is not paid when market rates move above a certain level);

        * leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

        * range floaters (which do not pay any interest if market interest rates move outside of a specified range);

        * dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

        * inverse floaters (which reset in the opposite direction of their index).

     Additionally, the Funds may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index floaters. The Funds may invest only in variable or floating-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on changes in standard money market rate indices such as U.S. Treasury bills, London Interbank Offered Rate or LIBOR, the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates floaters or JJ Kenney index floaters.

     The Stagecoach Treasury Money Market Fund and Stagecoach 100% Treasury Money Market Fund restrict their investment to U.S. Treasury obligations that meet all of the standards described above. Obligations issued or guaranteed by the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such obligations may vary during the period a shareholder owns shares of the Fund. It should be noted that neither the United States, nor any agency or instrumentality thereof, has guaranteed, sponsored or approved the Fund or its shares.

     The portfolio debt instruments of the Funds are subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Funds invest may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Funds invest and hence the value of your investment in a Fund.

     Generally, securities in which the Funds invest will not earn as high a yield as securities of longer maturity and/or of lesser quality that are more subject to market volatility. Each Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that a Fund will always be able to do so.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
-------------------------------------  ------------------  -------------------
Jack S. Euphrat, 75                    Director            Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 46                    Director,           Executive Vice President of Stephens Inc.;
                                       Chairman and        President of Stephens Insurance Services Inc.;
                                       President           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investor
                                                           Brokerage Insurance Inc.

Thomas S. Goho, 55                     Director            Associate Professor of Finance of the School
321 Beechcliff Court                                       of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                   University since 1982.

Peter G. Gordon, 54                    Director            Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street                                        Roxane Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 57                   Director            President of Westchester Community College
75 Grasslands Road                                         since 1971; Adjunct Professor of Columbia
Valhalla, NY 10595                                         University Teachers College since 1976.


                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
-------------------------------------  ------------------  -------------------
*W. Rodney Hughes, 71                  Director            Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                   Director            Private Investor; Chairman of Home Account
4 Beaufain Street                                          Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                       of Renaissance Properties Ltd.; President of
                                                           Morse Investment Corporation; and Co-Managing
                                                           Partner of Main Street Ventures.

Richard H. Blank, Jr., 41              Chief Operating     Vice President of Stephens Inc.; Director of
                                       Officer,            Stephens Sports Management Inc.; and Director
                                       Secretary and       of Capo Inc.
                                       Treasurer

                               Compensation Table
                           Year Ended March 31, 1998
                           -------------------------
                                                                               Total Compensation
                                    Aggregate Compensation                      from Registrant
   Name and Position                   from Registrant                          and Fund Complex
------------------------  ------------------------------------------  ------------------------------------
Jack S. Euphrat                              $25,750                               $34,500
Director
R. Greg Feltus                               $     0                               $     0
Director
Thomas S. Goho                               $25,750                               $34,500
Director
Peter G. Gordon                              $24,250                               $30,500
Director
Joseph N. Hankin                             $25,750                               $34,500
Director
W. Rodney Hughes                             $25,250                               $33,000
Director
Robert M. Joses                              $ 1,500                               $ 4,000
Director
J. Tucker Morse                              $25,250                               $33,000
Director

     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.


     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Wells Fargo Funds Trust (formerly, Stagecoach Trust) and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     -------------------
to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets.

     For the period indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                                                       Six-Month
                                                                      Period Ended
                                                                        3/31/97
                                                                       ----------
           Fund                                              Fees Paid          Fees Waived
-------------------------------------------------------  ------------------  ------------------
   Stagecoach Prime Money Market                                 $1,311,073            $568,969
   Stagecoach Treasury Money Market                              $1,518,347            $751,971
   Stagecoach 100% Treasury Money Market                                N/A                 N/A

     Stagecoach Prime Money Market and Stagecoach Treasury Money Market Funds.
     ------------------------------------------------------------------------
The Pacifica Prime Money Market and Treasury Money Market Funds were reorganized as the Company's Prime Money Market and Stagecoach Treasury Money Market Funds on September 6, 1996. Prior to September 6, 1996, Wells Fargo Investment Management, Inc. ("WFIM") and its predecessor, First Interstate Capital Management, Inc. ("FICM") served as advisor to the Pacifica Prime Money Market and Treasury Money Market Funds. As of September 6, 1996, Wells Fargo Bank became the advisor to the Company's Prime Money Market and Stagecoach Treasury Money Market Funds.

     For the period begun April 1, 1996, and ended September 5, 1996, the predecessor portfolios paid to FICM/WFIM, and for the period begun September 6, 1996 and ended September 30, 1996, the Funds paid to Wells Fargo Bank, the advisory fees indicated below and the indicated amounts were waived:

                                                             Period Ended
                                                               9/30/96
                                                             ----------
Fund                                                    Fees Paid           Fees Waived
-------------------------------------------------  --------------------  ------------------
   Stagecoach Prime Money Market                             $1,845,269          $1,553,968
   Stagecoach Treasury Money Market                          $2,442,922          $2,073,426

     For the periods indicated below, the advisory fees paid to the former advisor by the predecessor portfolios of the Stagecoach Prime Money Market and the Stagecoach Treasury Money Market Funds were as shown below. These amounts reflect voluntary fee waivers and expense reimbursements by the advisor. Prior to October 1, 1994, all of these fees were, in turn, paid by the advisor to its affiliates which served as investment sub-advisors during the periods indicated.

                                                    Six-Month
                                    Year Ended    Period Ended Year Ended
          Fund                         9/30/95       9/30/94     3/31/94
----------------------------------  ----------      --------    --------
Stagecoach Prime Money Market       $  693,315      $330,715    $737,811
Stagecoach Treasury Money Market    $1,160,424      $454,029    $900,919

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISOR.  As of May 1, 1998, Wells Capital Management
     ----------------------
("WCM") serves as sub-advisor to the Funds. As sub-advisor, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets, furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds, and furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request. As compensation for sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $960 million of each Fund's average daily net assets and 0.04% of net assets over $960 million.

     General.  Each Fund's Sub-Advisory Contract will continue in effect for
     -------
more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or (ii) by the Company's Board of Directors, including a majority of the Directors of the Company who are not parties to the Sub-Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Sub-Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     ----------------------------------
Bank as Administrator and Stephens Inc. ("Stephens") as Co-Administrator on behalf of each Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo and Stephens shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee at an annual rate of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, the Administrator and Co-Administrator were entitled to receive a monthly fee of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     Except as described below, prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank, for a monthly fee at an annual rate of 0.05% of each Fund's average daily net assets.

     For the period indicated below, the Funds paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                                                        Six-Month
                                                                      Period Ended
                                                                         3/31/97
                                                                         --------
Fund                                                      Total        Wells Fargo       Stephens
----------------------------------------------------  -------------  ----------------  ------------
Stagecoach Prime Money Market                              $400,123           $80,025      $320,098
Stagecoach Treasury Money Market                           $483,198           $96,640      $386,558
Stagecoach 100% Treasury Money Market                           N/A             N/A             N/A

     Stagecoach Prime Money Market and Stagecoach Treasury Money Market Funds.
     ------------------------------------------------------------------------
The Pacifica Prime Money Market and Treasury Money Market Funds were reorganized as the Company's Prime Money Market and Stagecoach Treasury Money Market Funds on September 6, 1996. Prior to September 6, 1996, the Administrator, Furman Selz LLC ("Furman Selz"), of the Pacifica predecessor portfolios provided management and administration services necessary for the operation of such Funds, pursuant to an Administrative Services Contract. For these services, Furman Selz was entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the predecessor portfolios.

     The predecessor portfolios of the Stagecoach Prime Money Market and Stagecoach Treasury Money Market Funds were administered through April 21, and April 14, 1996, respectively, by the Dreyfus Corporation ("Dreyfus"), at the annual rate of 0.10% of each such Fund's average daily net assets.

     For the periods begun September 6, 1996 and ended September 30, 1996 and October 1, 1996 to January 31, 1997, Stephens served as each Fund's sole Administrator and was entitled to receive a fee, payable monthly, at the annual rate of 0.05% of each Fund's average daily net assets.

     The following table reflects the administration fees which the respective Administrators of the Funds and their predecessor portfolios were paid during the fiscal year ended September 30, 1996. These amounts also reflect the net administration fees paid to the respective former Administrator of the predecessor portfolios during the period begun October 1, 1995 and ended September 5, 1996.

                                                            Year Ended
            Fund                                             9/30/96
----------------------------------------------------------------------
   Stagecoach Prime Money Market                             $1,230,872
   Stagecoach Treasury Money Market                          $1,745,759

     During the fiscal year ended September 30, 1995, the six-month period ended September 30, 1994 and the fiscal year ended March 31, 1994, the administration fees paid to Dreyfus by the predecessor portfolios of the Stagecoach Prime Money Market Fund and the Stagecoach Treasury Money Market Fund were as follows:

                                                   Six-Month
                                    Year Ended    Period Ended  Year Ended
          Fund                         9/30/95       9/30/94     3/31/94
----------------------------------    --------      --------    --------
Stagecoach Prime Money Market         $577,763      $275,596    $614,901
Stagecoach Treasury Money Market      $921,886      $347,499    $690,137

     DISTRIBUTOR.  Stephens (the "Distributor") located at 111 Center Street,
     -----------
Little Rock, Arkansas, 72201, serves as the distributor for the Funds.

     SHAREHOLDER SERVICING AGENT.  The Funds have approved a Servicing Plan and
     ----------------------------
have entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank, on behalf of the Service Class shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, not to exceed 0.20%, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Company's Board of Directors and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

     For the period indicated below, the dollar amounts of shareholder servicing fees paid by the Funds, on behalf of the Service Class shares, to Wells Fargo Bank or its affiliates, were as follows:

                                                                          Six-Month
                                                                        Period Ended
Fund                                                                      3/31/97
 ---                                                                   -------------
   Stagecoach Prime Money Market                                         $  692,898
   Stagecoach Treasury Money Market                                      $1,230,129
   Stagecoach 100% Treasury Money Market                                        N/A

     Stagecoach Prime Money Market and Stagecoach Treasury Money Market Funds.
     ------------------------------------------------------------------------
For the period begun October 1, 1995 and ended September 5, 1996, under similar service agreements with certain institutions, including affiliates of FICM, shareholder servicing fees were paid to various institutions for the Funds. For the period begun September 6, 1996 and ended September 30, 1996, shareholder servicing fees were paid to Wells Fargo Bank or its affiliates. The Service Class shares of the Funds paid shareholder servicing fees, after waivers, for the fiscal year ended September 30, 1996 as indicated below:

                                                                           Year Ended
          Fund                                                              9/30/96
          ----                                                              ----------
   Stagecoach Prime Money Market                                            $1,355,940
   Stagecoach Treasury Money Market                                         $2,490,845

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of both the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of servicing agreement related to the Servicing Plan also must be approved by such vote of the Directors and the Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Wells Fargo Bank acts as Custodian for each Fund.  The
     ---------
Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive a net asset-based fee at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also provides portfolio accounting services under the Custody Agreement, and receives fees for such services as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of a Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.

     For the six-month period ended March 31, 1997, the Funds paid the following dollar amounts in custody fees, after waivers, to Wells Fargo Bank:


                          Fund                                Custody Fees
---------------------------------------------------------  ------------------
   Stagecoach Prime Money Market                                  $ 0
   Stagecoach Treasury Money Market                               $ 0
   Stagecoach 100% Treasury Money Market                          N/A

     Stagecoach Prime Money Market and Stagecoach Treasury Money Market Funds.
     ------------------------------------------------------------------------
FICAL, located at 707 Wilshire Blvd., Los Angeles, California 90017, acted as Custodian of the Pacifica Prime Money Market and Treasury Money Market Funds. FICAL was entitled to receive a fee from Pacifica, computed daily and payable monthly, at the annual rate of 0.021% of the first $5 billion in aggregate average daily net assets of the Funds; 0.0175% of the next $5 billion in aggregate average daily net assets of the Funds; and 0.015% of the aggregate average daily net assets of the Funds in excess of $10 billion.

     For the period begun October 1, 1995 and ended September 5, 1996, the custody fees paid to FICAL, and for the period begun September 6, 1996 and ended September 30, 1996, the custody fees paid to Wells Fargo Bank were as follows:

                                                                Year Ended
Fund                                                              9/30/96
----                                                            -----------
   Stagecoach Prime Money Market                                   $ 73,023*
   Stagecoach Treasury Money Market                                $252,183

_____________________________________________
*   This amount reflects fee waivers.

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Funds. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.10% of average daily net assets for the Stagecoach Prime Money Market and Stagecoach Treasury Money Market Funds, and 0.02% of the average daily net assets of the Stagecoach 100% Treasury Money Market Fund for the Service Class shares of such Funds.

     For the six-month period ended March 31, 1997, the Funds paid the following dollar amounts in transfer and dividend disbursing agency fees, without regard to class and after waivers, to Wells Fargo Bank:

    Fund                                                   Transfer Agency Fees
    ----                                                   ---------------------
     Stagecoach Prime Money Market                         $0
     Stagecoach Treasury Money Market                      $0
     Stagecoach 100% Treasury Money Market                 N/A

     Under the transfer agency agreement for the Service Class shares of the Stagecoach Prime Money Market and Stagecoach Treasury Money Market Funds in effect prior to February 1, 1997, Wells Fargo Bank was entitled to receive monthly payments at the annual rate of 0.02% of the average daily net assets of the Service Class shares of these Funds, as well as reimbursement for all reasonable out-of-pocket expenses. Furman Selz acted as Transfer Agent for the predecessor portfolios. Pacifica compensated Furman Selz for providing personnel and facilities to perform transfer agency related services for Pacifica at a rate intended to represent the cost of providing such services.

     UNDERWRITING COMMISSIONS.  Front-end sales loads and contingent-deferred
     ------------------------
sales charges are not assessed in connection with the purchase and redemption of Service Class shares. Therefore no underwriting commissions are paid to Stephens as the Funds' Distributor.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     Performance shown or advertised for the Service Class shares of the Stagecoach Prime Money Market and Stagecoach Treasury Money Market Funds for periods prior to September 6, 1996, reflects the performance of the Service Class shares of the corresponding Pacifica predecessor portfolio.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Average Annual Total Return for the Applicable Period Ended September 30,
     -------------------------------------------------------------------------
1997
----

                          Service                        Ten             Five           Three          One
                           Class                         Year            Year           Year           Year
--------------------------------------------------  --------------  --------------  -------------  ------------
Stagecoach Prime Money Market                                5.72%           4.50%          5.37%         5.25%
Stagecoach Treasury Money Market                             5.51%           4.34%          5.20%         5.09%
Stagecoach 100% Treasury Money Market                         N/A            N/A            N/A            N/A

     CUMULATIVE TOTAL RETURN:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Cumulative Total Return for the Applicable Period Ended September 30, 1997
     --------------------------------------------------------------------------

                    Service                               Ten               Five             Three
                    Class                                 Year               Year              Year
--------------------------------------------------  -----------------  ----------------  ----------------
Stagecoach Prime Money Market                                  74.35%            24.60%            17.00%
Stagecoach Treasury Money Market                               70.90%            23.68%            16.43%
Stagecoach 100% Treasury Money Market                            N/A                N/A               N/A

     YIELD CALCULATIONS:  The Funds may, from time to time, include their
     ------------------
yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/ -1]
                                      -----
                                       Cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     EFFECTIVE YIELD:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Seven-Day Yield = [(Base Period Return +1)365/7]-1

            Yield for the Applicable Period Ended September 30, 1997
            --------------------------------------------------------

                                                                              Seven-Day
                                                          Seven-Day           Effective           Thirty-Day
Fund                                                        Yield               Yield                Yield
----------------------------------------------------  ------------------  ------------------  -------------------
Stagecoach Prime Money Market                                      5.26%               5.40%                5.24%
Stagecoach Treasury Money Market                                   4.96%               5.09%                5.06%
Stagecoach 100% Treasury Money Market                               N/A                 N/A                 N/A

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Company may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or

Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds.
These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment advisor. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1998, Wells Fargo Bank and its affiliates provided investment Advisory services for approximately [$62] billion of assets of individual, trusts, estates and institutions and [$23] billion of mutual fund assets.

     The Company also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account and Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Service Class shares of the Stagecoach Prime Money Market and Stagecoach Treasury Money Market Funds is determined as of 12:00 noon and 1:00 p.m. (Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Net asset value per share for the Service Class shares of the Stagecoach 100% Treasury Money Market Fund is determined as of 9:00 a.m. and 1:00 p.m. (Pacific time) on each day the NYSE is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day a Fund is open for business (a "Business Day"). The Funds are open Monday through Friday and are closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

                             PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Brokerage Commissions.  The Funds did not pay any brokerage commissions on
     ---------------------
portfolio transactions for the nine-month period ended September 30, 1996 and the six-month period ended March 31, 1997.

     Securities of Regular Broker/Dealers.  As of March 31, 1997, the Funds
     ------------------------------------
owned securities of their "regular brokers or dealers" or their parents, as defined in the Act as follows:

Fund                                                 Broker/Dealers                Amount
---------------------------------------------  ---------------------------  ---------------------
Stagecoach Prime Money Market                  Goldman Sachs & Co.                   $ 72,419,000
                                               J.P. Morgan Securities                $ 15,000,000
                                               Morgan Stanley                        $ 15,000,000

Stagecoach Treasury Money Market               Goldman Sachs & Co.                   $172,575,000
                                               J.P. Morgan Securities                $232,766,000
                                               Morgan Stanley                        $156,530,000

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied to each Fund, rather than to the Company as a whole. In addition, net capital gain, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     The Taxpayer Relief Act of 1997 (the "1997 Act") created several new categories of capital gains applicable to noncorporate taxpayers. Under prior law, noncorporate taxpayers were generally taxed at a maximum rate of 28% on net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss). Noncorporate taxpayers are now generally taxed at a maximum rate of 20% on net capital gain attributable to gains realized on the sale of property held for greater than 18 months, and a maximum rate of 28% on net capital gain attributable to gain realized on the sale of property held for greater than one year and not more than 18 months. The 1997 Act retains the treatment of short term capital gain or loss (generally, gain or loss attributable to capital assets held for 1 year or less) and did not affect the taxation of capital gains in the hands of corporate taxpayers.

     Under the 1997 Act, the Treasury is authorized to issue regulations for application of the reduced capital gains tax rates to pass-through entities, including regulated investment companies, such as the Funds. The Internal Revenue Service has published a notice describing temporary Regulations to be issued pursuant to such authority, permitting the application of the reduced capital gains tax rates to pass-through entities such as the Funds. Under the Regulations to be issued, if a regulated investment company designates a dividend as a capital gain dividend for a taxable year ending on or after May 7, 1997, then such regulated investment company may also designate the dividends as one of two classes: a 20% rate gain distribution, or a 28% rate gain distribution. Thus, noncorporate shareholders of the Funds may qualify for the reduced rate of tax on capital gain dividends paid by the Funds, subject only to the limitation as to the maximum amounts which may be designated in each class. Such maximum amount for each class is determined by performing the computation required by Section 1(h) of the Code as if the Fund were an individual whose ordinary income is subject to a marginal rate of at least 28%.

     Other Distributions.  Although dividends will be declared daily based on
     -------------------
each Fund's daily earnings, for federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year a Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that each Fund's net income, on an annual basis, will equal the dividends declared during the year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to
     --------------------------
redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations had been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a credit or refund on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS. Foreign shareholders of the Funds (described below) are generally not subject to backup withholding.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by a Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. income tax withholding (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. residents will apply. Distributions of net capital gain are generally not subject to U.S. income tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes.
Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by a Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in a Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK

     The Funds are three of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of over thirty funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-
1) that are allocated to a particular class. Please contact Stagecoach Shareholder Services at 1-800-260-5969 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below as of [JUNE 30], 1998 is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of the Service Class shares of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                        5% OWNERSHIP AS OF JUNE 30, 1998
                        --------------------------------

                                [TO BE UPDATED]


                                                               CLASS; TYPE         PERCENTAGE    PERCENTAGE
Fund                           Name and Address               of Ownership          of  Class   of Portfolio
-----------------------  -----------------------------  -------------------------  -----------  -------------
STAGECOACH PRIME MONEY   Virg & Co.                     Service Class                   30.28%          5.08%
 MARKET FUND             Attn:  MF Dept. A88-4          Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372-0800

                         Hare & Co.                     Service Class                   48.58%          8.15%
                         Bank of New York               Record Holder
                         One Wall Street, 2nd Floor
                         Attn:  STIF/Master Note
                         New York, NY  10286

                         Virg. & Co.                    Class A                         27.05%          8.18%
                         Attn:  MF Dept. A88-4          Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372-0800

                         Hare & Co.                     Class A                         34.78%         10.52%
                         Bank of New York               Record Holder
                         One Wall Street, 2nd Floor
                         Attn:  STIF/Master Note
                         New York, NY  10005-2501

                         Omnibus Account 2              Class A                         26.93%          8.15%
                         Attn: Zoe Hines                Record Holder
                         c/o Stephens Inc.
                         P.O. Box 3507
                         Little Rock, AR  72203

                         Virg & Co.                     Institutional Class             40.44%          8.87%
                         Attn:  MF Dept. A88-4          Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372-0800

STAGECOACH TREASURY      Wells Fargo Bank, TTEE         Service Class                    5.78%      N/A
 MONEY MARKET FUND       FBO Choicemaster               Beneficially Owned
                         Attn: Mutual Funds
                         P.O. Box 9800
                         Calabasas, CA  91372-0800



                                                               CLASS; TYPE         PERCENTAGE    PERCENTAGE
Fund                           Name and Address               of Ownership          of  Class   of Portfolio
-----------------------  -----------------------------  -------------------------  -----------  -------------
                         Virg & Co.                     Service Class                   22.52%      N/A
                         Attn:  MF Dept. A88-4          Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372-0800

                         Hare & Co.                     Service Class                   66.94%         13.47%
                         Bank of New York               Record Holder
                         One Wall Street, 2nd Floor
                         Attn:  STIF/Master Note
                         New York, NY  10005-2501

                         Virg. & Co.                    Class A                         36.06%          6.22%
                         Attn:  MF Dept. A88-4          Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372

                         WFB-WHOLESALE SWEEP            Class A                         30.18%          5.21%
                         155 Fifth Street Mac 0106-066  Record Holder
                         San Francisco, CA  94103

                         Hare & Co.                     Class E                        100.00%         32.54%
                         Bank of New York               Record Holder
                         One Wall Street, 2nd Fl.
                         Attn:  STIFF/Master Note
                         New York, NY  10005-2501

                         Wells Fargo Bank               Institutional Class             33.23%          7.28%
                         Attn: Investment Sweep T-15    Record Holder
                         1300 S.W. Fifth Ave.
                         Portland, OR  97201-5688

                         Virg. & Co.                    Institutional Class             34.83%          7.63%
                         Attn:  MF Dept. A88-4          Record Holder
                         P.O. Box 9800
                         Calabasas, CA  91372-0800

STAGECOACH 100%          Stephens Inc.                  Service Class                     100%            50%
 TREASURY MONEY MARKET   111 Center Street              Record Holder
 FUND                    Little Rock, AR 72201


     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Company's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission ("SEC") in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP has been selected as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolio of investments and unaudited financial statements for the six-month period ended September 30, 1997, are hereby incorporated by reference to the Company's Semi-Annual Reports as filed with the SEC on December 5, 1997.

     The portfolio of investments, audited financial statements and independent auditors' report for the Funds for the six-month period ended March 31, 1997, are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.

     Annual and Semi-Annual Reports may be obtained by calling 1-800-260-5969.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds

     Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal.
Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes

     Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

     S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper

     Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                           STAGECOACH FUNDS, INC.
                  SEC REGISTRATION NOS. 33-42927; 811-6419

                                   PART C

                              OTHER INFORMATION


Item 24. Financial Statements and Exhibits
         ---------------------------------

    (a)  Financial Statements:
         --------------------

         With respect to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1997, are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on March 3, 1998.

         With respect to the International Equity Fund, 4-6 month unaudited financial statements for the period beginning September 24, 1997 (commencement of operations) and ending March 9, 1998, are incorporated by reference to Post-Effective Amendment No. 44 to the Company's Registration Statement, as filed with the SEC on April 17, 1998.

         With respect to the Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market, Diversified Equity Income, Equity Index, Equity Value, Government Money Market, Growth, Intermediate Bond, Money Market, Money Market Trust, National Tax-Free, National Tax-Free Money Market, Oregon Tax-Free, Prime Money Market, Short-Intermediate U.S. Government Income, Small Cap, Strategic Growth, Treasury Money Market, U.S. Government Allocation and U.S. Government Income Funds, the portfolio of investments, unaudited financial statements and independent auditors' report for the fiscal period ended September 30, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Semi-Annual Reports, as filed with the SEC on December 5, 1997.

         With respect to the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust ("MIT"), the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended September 30, 1997 are incorporated in the respective statements of additional information for such

        Funds by reference to the Company's Semi-Annual Reports, as filed with the SEC on December 5, 1997.

        With respect to the Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market, Diversified Equity Income, Equity Index, Equity Value, Government Money Market, Growth, Intermediate Bond, Money Market, Money Market Trust, National Tax-Free, National Tax-Free Money Market, Oregon Tax-Free, Prime Money Market, Short-Intermediate U.S. Government Income, Small Cap, Strategic Growth, Treasury Money Market, U.S. Government Allocation and U.S. Government Income Funds, the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended March 31, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on June 4, 1997.

        With respect to the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust ("MIT"), the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended March 31, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.

        With respect to the National Tax Free Money Market Trust, the financial statements for such Fund will be incorporated by reference in its respective statements of additional information when available.

        With respect to the predecessor portfolios to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments and unaudited financial statements for the six month period ended June 30, 1997 are hereby incorporated by reference to the Semi-Annual Reports for Overland Express Funds, Inc. ("Overland") (SEC File Nos. 33-16296; 811-8275) as filed with the SEC on September 3, 1997.

        With respect to the Cash Investment Trust, Short-Term Government-Corporate Income and Short-Term Municipal Income Master Portfolios of MIT, the portfolio of investments and unaudited financial statements for the six month period ended June 30, 1997 are hereby incorporated by reference to the Semi-Annual Reports for Overland as filed with the SEC on September 3, 1997.

        With respect to the predecessor portfolios to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income,

        Short-term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1996, are hereby incorporated by reference to the Overland Annual Reports as filed with the SEC on March 11, 1997.

        With respect to the Cash Investment Trust, Short-Term Government-Corporate Income and Short-Term Municipal Income Master Portfolios of MIT, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1996, are hereby incorporated by reference to the Overland Annual Reports as filed with the SEC on March 11, 1997.


    (b)  Exhibits:
         --------

   Exhibit
   Number                        Description
   ------                        -----------

    1(a)         - Amended and Restated Articles of Incorporation
                   dated November 22, 1995, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    1(b)         - Articles Supplementary, incorporated by reference to Post-
                   Effective Amendment No. 43 to the Registration Statement, filed March 30, 1998.

    2            - By-Laws, incorporated by reference to Post-Effective
                   Amendment No. 31 to the Registration Statement, filed May 15, 1997.

    3            - Not Applicable

    4            - Not Applicable

    5(a)(i)      - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(a)(ii)     - Sub-Advisory Contract with Barclays Global Fund
                   Advisors on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

    5(b)(i)      - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(b)(ii)     - Sub-Advisory Contract with Barclays Global Fund
                   Advisors on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

    5(c)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the California Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(d)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(e)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(f)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(g)(i)      - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(g)(ii)     - Sub-Advisory Contract with Barclays Global Fund
                   Advisors on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

    5(h)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    5(i)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

    5(j)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    5(k)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Arizona Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(l)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Balanced Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(m)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Equity Value Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(n)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Government Money Market Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(o)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Intermediate Bond Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(p)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Money Market Trust Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(q)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the National Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(r)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Oregon Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(s)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Prime Money Market Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(t)         - Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(u)         - Form of Advisory Contract with Wells Fargo Bank,
                   N.A. on behalf of the California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

    5(v)         - Form of Advisory Contract with Wells Fargo Bank,
                   N.A. on behalf of the National Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    5(v)(i)      - Form of Advisory Contract with Wells Fargo Bank,
                   N.A. on behalf of the Index Allocation, Short-Term Government-Corporate Income, Short-Term Municipal Income, Overland Express Sweep and Variable Rate Government Funds, filed September 25, 1997.

    5(v)(ii)     - Form of Sub-Advisory Contract with Barclays Global
                   Fund Advisors on behalf of the Index Allocation Fund, filed September 25, 1997.

    5(w)         - Form of Advisory Contract with Wells Fargo Bank,
                   N.A. on behalf of the International Equity Fund, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    6(a)         - Amended Distribution Agreement with Stephens Inc.,
                   incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    6(b)         - Selling Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    7            - Not Applicable

    8(a)         - Custody Agreement with Wells Fargo Institutional
                   Trust Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(b)         - Custody Agreement with Wells Fargo Institutional
                   Trust Company, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(c)         - Custody Agreement with Wells Fargo Institutional
                   Trust Company, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(d)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the California Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(e)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(f)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(g)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(h)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    8(i)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    8(j)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    8(k)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    8(l)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the National Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

    8(m)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed February 28, 1996.

    8(n)         - Custody Agreement with Wells Fargo Bank on behalf
                   of the Arizona Tax-Free, Balanced, Equity Value, Government Money Market, Index Allocation, Intermediate Bond, Money Market Trust, National Tax-Free, Oregon Tax-Free,

                   Overland Express Sweep, Prime Money Market, Short-Term Government-Corporate Income, Short-Term Municipal Income, Treasury Money Market and Variable Rate Government Funds, filed September 25, 1997.

    9(a)(i)      - Administration Agreement with Wells Fargo Bank,
                   N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(a)(ii)     - Co-Administration Agreement with Wells Fargo Bank,
                   N.A. and Stephens Inc. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(b)         - Agency Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    9(c)(i)      - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the California Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    9(c)(ii)     - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    9(c)(iii)    - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    9(c)(iv)     - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    9(c)(v)      - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    9(c)(vi)     - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the National Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

    9(c)(vii)    - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(viii)   - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class B Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(ix)     - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class B Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(x)      - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xi)     - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xii)    - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class B Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xiii)   - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class B Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed February 28, 1996.

    9(c)(xiv)    - Amended Shareholder Servicing Agreement with Wells
                   Fargo Bank, N.A. on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xv)     - Amended Shareholder Servicing Agreement with Wells
                   Fargo Bank, N.A. on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xvi)    - Amended Shareholder Servicing Agreement with Wells
                   Fargo Bank, N.A. on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xvii)   - Amended Shareholder Servicing Agreement with Wells
                   Fargo Bank, N.A. on behalf of the Class A Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xviii)  - Amended Shareholder Servicing Agreement with Wells
                   Fargo Bank, N.A. on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xix)    - Amended Shareholder Servicing Agreement with Wells
                   Fargo Bank, N.A. on behalf of the Class A Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xx)     - Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed February 28, 1996.

    9(d)(i)      - Servicing Plan on behalf of the National Tax-Free
                   Money Market Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    9(d)(ii)     - Servicing Plan on behalf of the Class B Shares of
                   the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(iii)    - Servicing Plan on behalf of the Class B Shares of
                   the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(iv)     - Servicing Plan on behalf of the Class B Shares of
                   the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(v)      - Servicing Plan on behalf of the Class B Shares of
                   the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(vi)     - Servicing Plan on behalf of the Class B Shares of
                   the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(vii)    - Servicing Plan on behalf of the Class B Shares of
                   the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(viii)   - Servicing Plan on behalf of the Class A Shares of
                   the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    9(d)(ix)     - Servicing Plan on behalf of the Class B Shares of
                   the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    9(d)(x)      - Servicing Plan on behalf of the Class B shares of
                   the Index Allocation Fund, filed September 25, 1997.

    9(e)(i)      - Servicing Plan and Form of Shareholder Servicing
                   Agreement on behalf of the Class A Shares of the Arizona Tax-Free, Balanced, Equity Value, Government Money Market, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free, Prime Money Market, Small Cap and Treasury Money Market Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    9(e)(ii)     - Servicing Plan and Form of Shareholder Servicing
                   Agreement on behalf of the Class B Shares of the Arizona Tax-Free, Balanced, Equity Value, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free and Small Cap Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    9(e)(iii)    - Servicing Plan and Form of Shareholder Servicing
                   Agreement on behalf of the Institutional Class Shares of the Aggressive Growth, Arizona Tax-Free, Balanced, California Tax-Free Bond, California Tax-Free Income, Equity Value, Ginnie Mae, Growth and Income, Intermediate Bond, International Equity, Money Market, National Tax-Free, Oregon Tax-Free, Prime Money Market, Short-Intermediate Government, Small Cap and Treasury Money Market Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    9(e)(iv)     - Servicing Plan and Form of Shareholder Servicing
                   Agreement on behalf of the Service Class Shares of the Prime Money Market and Treasury Money Market Funds, incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement, filed June 17, 1996.

    9(e)(v)      - Servicing Plan and Form of Shareholder Servicing
                   Agreement on behalf of the Money Market Trust and California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

    9(e)(vi)     - Servicing Plan and Form of Shareholder Servicing
                   Agreement on behalf of the Class E Shares of the Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed January 23, 1997.

    9(e)(vii)    - Servicing Plan and Form of Shareholder Servicing
                   Agreement on behalf of the Administrative Class shares of the Prime Money Market and Treasury Money Market Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(e)(viii)   - Servicing Plan and Form of Shareholder Servicing
                   Agreement on behalf of the Class C shares of the Aggressive Growth, California Tax-Free Bond, Index Allocation, Ginnie Mae, National Tax-Free Bond, Small Cap and Variable Rate Government Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(e)(ix)     - Servicing Plan and Form of Shareholder Servicing
                   Agreement on behalf of the Institutional Class shares of the National Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(f)         - Shareholder Administrative Servicing Plan and Form
                   of Administrative Servicing Agreement on behalf of Class A shares of Index Allocation and Variable Rate Government Funds and shares of the Short-Term Government-Corporate Income and Short-Term Municipal Income Funds, filed September 25, 1997.

    10           - Opinion and Consent of Counsel, filed herewith.

    11           - Not Applicable

    12           - Not Applicable

    13           - Investment letter, incorporated by reference to Item 24(b)
                   of Pre-Effective Amendment No. 1 to the Registration Statement, filed November 29, 1991.

    14           - Not Applicable

    15(a)(i)     - Distribution Plan on behalf of the California Tax-
                   Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    15(a)(ii)    - Distribution Plan on behalf of the Corporate Stock
                   Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    15(a)(iii)   - Distribution Plan on behalf of the Money Market
                   Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    15(a)(iv)    - Distribution Plan on behalf of the California Tax-
                   Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

    15(a)(v)     - Distribution Plan on behalf of the Short-
                   Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    15(a)(vi)    - Amended Distribution Plan on behalf of the Class A
                   Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(vii)   - Amended Distribution Plan on behalf of the Class A
                   Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(viii)  - Amended Distribution Plan on behalf of the Class A
                   Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(ix)    - Amended Distribution Plan on behalf of the Class A
                   Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(x)     - Amended Distribution Plan on behalf of the Class A
                   Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(xi)    - Amended Distribution Plan on behalf of the Class A
                   Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(xii)   - Distribution Plan on behalf of the National Tax-
                   Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    15(a)(xiii)  - Distribution Plan on behalf of the Class A Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    15(a)(xiv)   - Distribution Plan on behalf of the California Tax-
                   Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

    15(a)(xv)    - Distribution Plan on behalf of the Class A Shares
                   of the Arizona Tax-Free, Balanced, Equity Value, Government Money Market, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free, Prime Money Market, Small Cap and Treasury Money Market Funds, incorporated by reference to Post-Effective Amendment No. 32, filed May 30, 1997.

    15(a)(xvi)   - Distribution Plan on behalf of the Class A shares
                   of the Index Allocation and Variable Rate Government Funds and shares of the Short-Term Government-Corporate Income and Short-Term Municipal Income Funds, filed September 25, 1997.

    15(b)(i)     - Distribution Plan on behalf of the Class B Shares
                   of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(ii)    - Distribution Plan on behalf of the Class B Shares
                   of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(iii)   - Distribution Plan on behalf of the Class B Shares
                   of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(iv)    - Distribution Plan on behalf of the Class B Shares
                   of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(v)     - Distribution Plan on behalf of the Class B Shares
                   of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(vi)    - Distribution Plan on behalf of the Class B Shares
                   of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(vii)   - Distribution Plan on behalf of the Class B Shares
                   of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    15(b)(viii)  - Distribution Plan on behalf of the Class B Shares of the Arizona Tax-Free, Balanced, Equity Value, Index Allocation, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free and Small Cap Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    15(c)        - Distribution Plan on behalf of the Class C Shares
                   of the Aggressive Growth, California Tax-Free Bond, Index Allocation, Ginnie Mae, National Tax-Free Bond, Small Cap and Variable Rate Government Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    15(d)        - Distribution Plan on behalf of the Overland Sweep Fund,
                   filed September 25, 1997.

    15(e)        - Distribution Plan on behalf of the Class E Shares of the
                   Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 29, filed January 23, 1997.

    16           - Schedules for Computation of Performance Data, incorporated by reference to Post-Effective Amendment No. 15, filed May 1, 1995.

    17           - See Exhibit 27.

    18           - Rule 18f-3 Multi-Class Plan, as amended, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5,1997.

    19           - Powers of Attorney for R. Greg Feltus, Jack S.
                   Euphrat, Thomas S. Goho, Joseph N. Hankin, W. Rodney Hughes, Robert M. Joses and J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 32, filed May 30, 1997; Power of Attorney for Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 41, filed January 30, 1998.

    27           - Financial Data Schedules for the Overland
                   predecessor portfolios for the period ended December 31, 1996, incorporated by reference to the Form N-SAR filed February 9, 1997; Financial Data Schedules for the fiscal period ended March 31, 1997, incorporated by reference to the Form N-SAR, filed May 29, 1997.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

        As of March 1, 1998 the Funds did not directly or indirectly control, and were not under common control with, any other person or entity.

Item 26.  Number of Holders of Securities
          -------------------------------

        As of February 28, 1998, the number of record holders of each class of Securities of the Registrant was as follows:

                      Title of Class                                             Number of Record Holders
----------------------------------------------------------  ------------------------------------------------------------------
                                                                                                                Institutional
                                                               Class A/1/        Class B          Class C           Class
                                                            ---------------  ---------------  ---------------   ---------------
Arizona Tax-Free Fund                                                   185               33        N/A                6
Asset Allocation Fund                                                12,266           10,615        N/A              N/A
Balanced Fund                                                         1,657              509        N/A              102
California Tax-Free Bond Fund                                        10,971            1,670         79               51
California Tax-Free Income Fund                                       3,069              N/A        N/A                8
California Tax-Free Money Market Fund                                 8,120              N/A        N/A              N/A
California Tax-Free Money Market Trust                                    3              N/A        N/A              N/A
Diversified Equity Income Fund                                       12,587            3,688        N/A              N/A
Equity Index Fund                                                     2,078              N/A        N/A              N/A
Equity Value Fund                                                     2,254            4,499        N/A              104
Government Money Market Fund                                            133              N/A        N/A              N/A
Growth Fund                                                          13,384            3,663        N/A               30
Index Allocation Fund                                                 1,427              111      1,065              N/A
International Equity Fund                                             1,086            2,436        N/A              N/A
Intermediate Bond Fund                                                  152              245        N/A               10
Money Market Fund                                                     5,940                2/2/     N/A              N/A
Money Market Trust                                                        5              N/A        N/A              N/A
National Tax-Free Fund                                                  946               28        144                5
National Tax-Free Money Market Fund                                      51              N/A        N/A              N/A
National Tax-Free Money Market Trust                                      2              N/A        N/A              N/A
Oregon Tax-Free Fund                                                    639               70        N/A                9
Overland Express Sweep Fund                                               4              N/A        N/A              N/A
Prime Money Market                                                      361              347/3/     696/4/            74
Short-Intermediate U.S. Government Income Fund                          729              N/A        N/A               49
Short-Term Government-Corporate Income Fund                              22              N/A        N/A              N/A


Short-Term Municipal Income Fund                                         19              N/A        N/A              N/A
Small Cap Fund                                                          731            1,569        130               13
Strategic Growth Fund                                                14,309            2,849      1,654              N/A
Treasury Money Market Fund                                              216               99/3/       2/4/           187
                                                                                                    144/5/
U.S. Government Allocation Fund                                       1,312              467        N/A              N/A
U.S. Government Income Fund                                          10,948              823         80               67
Variable Rate Government                                                746              N/A         49              N/A

/1/ For purposes of this chart, shares of single class Funds are included under the designation "Class A".
/2/ Designates the number of Class S recordholders.
/3/ Designates the number of Service Class recordholders.
/4/ Designates the number of Class E recordholders.
/5/ Designates the number of Administrative Class recordholders.

Item 27.    Indemnification
            ---------------

            The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

            (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

            (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

Item 28.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

        Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment advisor to several of the Registrant's investment portfolios and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

        To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.


Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -----------------------------------------
H. Jesse Arnelle            Senior Partner of Arnelle, Hastie, McGee, Willis & Greene
Director                    455 Market Street
                            San Francisco, CA  94105

                            Director of Armstrong World Industries, Inc.
                            5037 Patata Street
                            South Gate, CA  90280

                            Director of Eastman Chemical Corporation
                            12805 Busch Place
                            Santa Fe Springs, CA  90670

                            Director of FPL Group, Inc.
                            700 Universe Blvd.
                            P.O. Box 14000
                            North Palm Beach, FL  33408



Michael R. Bowlin           Chairman of the Board of Directors, Chief Executive Officer,
Director                    Chief Operating Officer and President of
                            Atlantic Richfield Co. (ARCO)
                            Highway 150
                            Santa Paula, CA  93060

Edward Carson               Chairman of the Board and Chief Executive Officer of
Director                    First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

                            Director of Aztar Corporation
                            2390 East Camelback Road  Suite 400
                            Phoenix, AZ  85016

                            Director of Castle & Cook, Inc.
                            10900 Wilshire Blvd.
                            Los Angeles, CA  90024

                            Director of Terra Industries, Inc.
                            1321 Mount Pisgah Road
                            Walnut Creek, CA  94596

William S. Davilla          President (Emeritus) and a Director of
Director                    The Vons Companies, Inc.
                            618 Michillinda Ave.
                            Arcadia, CA  91007

                            Director of Pacific Gas & Electric Company
                            788 Taylorville Road
                            Grass Valley, CA  95949

Rayburn S. Dezember         Director of CalMat Co.
Director                    3200 San Fernando Road
                            Los Angeles, CA  90065

                            Director of Tejon Ranch Company
                            P.O. Box 1000
                            Lebec, CA  93243

                            Director of The Bakersfield Californian
                            1707 I Street
                            P.O. Box 440
                            Bakersfield, CA  93302

                            Trustee of Whittier College
                            13406 East Philadelphia Ave.
                            P.O. Box 634
                            Whittier, CA  90608

Paul Hazen                  Chairman of the Board of Directors of
Chairman of the Board of    Wells Fargo & Company
 Directors                  420 Montgomery Street
                            San Francisco, CA  94105

                            Director of Phelps Dodge Corporation
                            2600 North Central Ave.
                            Phoenix, AZ  85004

                            Director of Safeway, Inc.
                            4th and Jackson Streets
                            Oakland, CA  94660

Robert K. Jaedicke          Professor (Emeritus) of Accounting
Director                    Graduate School of Business at Stanford University
                            MBA Admissions Office
                            Stanford, CA  94305

                            Director of Bailard Biehl & Kaiser
                            Real Estate Investment Trust, Inc.
                            2755 Campus Dr.
                            San Mateo, CA  94403

                            Director of Boise Cascade Corporation
                            1111 West Jefferson Street
                            P.O. Box 50
                            Boise, ID  83728

                            Director of California Water Service Company
                            1720 North First Street
                            San Jose, CA  95112

                            Director of Enron Corporation
                            1400 Smith Street
                            Houston, TX  77002

                            Director of GenCorp, Inc.
                            175 Ghent Road
                            Fairlawn, OH  44333

                            Director of Homestake Mining Company
                            650 California Street
                            San Francisco, CA  94108

Thomas L. Lee               Chairman and Chief Executive Officer of
Director                    The Newhall Land and Farming Company
                            10302 Avenue 7 1-2
                            Firebaugh, CA  93622

                            Director of Calmat Co.
                            501 El Charro Road
                            Pleasanton, CA  94588

                            Director of First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

Ellen Newman                President of Ellen Newman Associates
Director                    323 Geary Street
                            Suite 507
                            San Francisco, CA  94102

                            Chair (Emeritus) of the Board of Trustees
                            University of California at San Francisco Foundation
                            250 Executive Park Blvd.
                            Suite 2000
                            San Francisco, CA  94143

                            Director of the California Chamber of Commerce
                            1201 K Street
                            12th Floor
                            Sacremento, CA  95814

Philip J. Quigley           Chairman, President and Chief Executive Officer of
Director                    Pacific Telesis Group
                            130 Kearney Street  Rm.  3700
                            San Francisco, CA  94108

Carl E. Reichardt           Director of Columbia/HCA Healthcare Corporation
Director                    One Park Plaza
                            Nashville, TN  37203

                            Director of Ford Motor Company
                            The American Road
                            Dearborn, MI  48121

                            Director of Newhall Management Corporation
                            23823 Valencia Blvd.
                            Valencia, CA  91355

                            Director of Pacific Gas and Electric Company
                            77 Beale Street
                            San Francisco, CA  94105

                            Retired Chairman of the Board of Directors and Chief Executive Officer of Wells Fargo & Company
                            420 Montgomery Street

                            San Francisco, CA  94105

Donald B. Rice              President and Chief Executive Officer of Teledyne, Inc.
Director                    2049 Century Park East
                            Los Angeles, CA  90067

                            Retired Secretary of the Air Force

                            Director of Vulcan Materials Company
                            One MetroPlex Drive
                            Birmingham, AL  35209

Richard J. Stegemeier       Chairman (Emeritus) of Unocal Corp
Director                    44141 Yucca Avenue
                            Lancaster, CA  93534

                            Director of Foundation Health Corporation
                            166 4th
                            Fort Irwin, CA  92310

                            Director of Halliburton Company
                            3600 Lincoln Plaza
                            500 North Alcard Street
                            Dallas, TX  75201

                            Director of Northrop Grumman Corp.
                            1840 Century Park East
                            Los Angeles, CA  90067

                            Director of Outboard Marine Corporation
                            100 SeaHorse Drive
                            Waukegan, IL  60085

                            Director of Pacific Enterprises
                            555 West Fifth Street
                            Suite 2900
                            Los Angeles, CA  90031

                            Director of First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

Susan G. Swenson            President and Chief Executive Officer of Cellular One
Director                    651 Gateway Blvd.
                            San Francisco, CA  94080

David M. Tellep             Retired Chairman of the Board and Chief Executive Officer of
Director                    Martin Lockheed Corp
                            6801 Rockledge Drive


                            Bethesda, MD  20817

                            Director of Edison International
                            and Southern California Edison Company
                            2244 Walnut Grove Ave.
                            Rosemead, CA  91770

                            Director of First Interstate
                            633 West Fifth Street
                            Los Angeles, CA  90071

Chang-Lin Tien              Chancellor of the University of California at Berkeley
Director
                            Director of Raychem Corporation
                            300 Constitution Drive
                            Menlo Park, CA  94025

John A. Young               President, Chief Executive Officer and Director
Director                    of Hewlett-Packard Company
                            3000 Hanover Street
                            Palo Alto, CA  9434

                            Director of Chevron Corporation
                            225 Bush Street
                            San Francisco, CA  94104

                            Director of Lucent Technologies
                            25 John Glenn Drive
                            Amherst, NY  14228

                            Director of Novell, Inc.
                            11300 West Olympic Blvd.
                            Los Angeles, CA  90064

                            Director of Shaman Pharmaceuticals Inc.
                            213 East Grand Ave. South
                            San Francisco, CA  94080

William F. Zuendt           President of Wells Fargo & Company
President                   420 Montgomery Street
                            San Francisco, CA  94105

                            Director of 3Com Corporation
                            5400 Bayfront Plaza, P.O. Box 58145
                            Santa Clara, CA  95052

                            Director of the California Chamber of Commerce

       Prior to May 1, 1996, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. From May 1, 1996 to December 15, 1997 BGFA BGFA served as sub-advisor to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invested substantially all of their assets. These Funds currently invest directly in a portfolio of securities and no longer invest in the Master Portfolios. BGFA currently serves as sub-advisor to these Funds.

       The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-advisor to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Name and Position             Principal Business(es) During at
at BGFA                       Least the Last Two Fiscal Years
----------------------------  -------------------------------
Frederick L.A. Grauer         Director of BGFA and Co-Chairman and Director of BGI
Director                      45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                 Director of BGFA and C-Chairman and Director of BGI
Director                      45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint              Chairman of the Board of Directors of BGFA
Chairman and Director         and Chief Executive Officer of BGI
                              45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher             Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer       45 Fremont Street, San Francisco, CA 94105
                              Managing Director and Principal Accounting Officer at
                              Bankers Trust Company from 1988 - 1997
                              505 Market Street, San Francisco, CA  94105

        Prior to January 1, 1996 WFNIA served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as advisor or sub-advisor to various other open-end management investment companies.

        For additional information, "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisors Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.  Principal Underwriters.
          ----------------------

        (a) Stephens Inc., distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Life & Annuity Trust, MasterWorks Funds, Inc. Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and is the exclusive placement agent for Managed Series Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies.

        (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

        (c) Not applicable.

Item 30.  Location of Accounts and Records.
          --------------------------------

       (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

       (b) Wells Fargo Bank maintains all Records relating to its services as investment advisor, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

       (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

       (d) BGFA and BGI maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

       (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.  Management Services.
          -------------------

        Other than as set forth under the captions "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of

Additional Information of such Funds, the Registrant is not a party to any management-related service contract.

Item 32.  Undertakings.
          ------------

       (a)  Not applicable.

       (b)  Not applicable.

       (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

       (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 SIGNATURES
                                 ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 15th day of May, 1998.

                           STAGECOACH FUNDS, INC.


                           By    /s/ Richard H. Blank, Jr.
                               --------------------------------
                               Richard H. Blank, Jr.
                               Secretary and Treasurer
                               (Principal Financial Officer)

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

   Signature                 Title                              Date
   ---------                 -----                              ----

           *                 Director, Chairman and President
   -----------------------   (Principal Executive Officer)
   (R. Greg Feltus)

   /s/Richard H. Blank, Jr.  Secretary and Treasurer            5/15/98
   -----------------------   (Principal Financial Officer)
   (Richard H. Blank, Jr.)

           *                 Director
   -----------------------
   (Jack S. Euphrat)

           *                 Director
   -----------------------
   (Thomas S. Goho)

           *                 Director
   -----------------------
   (Peter G. Gordon)

           *                 Director
   -----------------------
   (Joseph N. Hankin)

           *                 Director
   -----------------------
   (W. Rodney Hughes)

           *                 Director
   -----------------------
   (Tucker Morse)


*By   /s/Richard H. Blank, Jr.
      ---------------------------
      Richard H. Blank, Jr.
      As Attorney-in-Fact
      May 15, 1998

                           STAGECOACH FUNDS, INC.
                        FILE NOS. 33-42927; 811-6419
                                EXHIBIT INDEX

Exhibit Number                              Description

EX-99.B10                                   Opinion and Consent of Counsel